As filed with the Securities and Exchange Commission on June 27, 2013

Securities Act File No. 333-163614
Investment Company Act File No. 811-22363

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒
(Check appropriate box or boxes.)

Oppenheimer SteelPath MLP Funds Trust

(Exact Name of Registrant As Specified in Charter)

6803 South Tucson Way
Centennial, Colorado 80112-3924
 (Address of Principal Executive Offices)

(303) 768-3200
Registrant’s Telephone Number, Including Area Code:

Arthur S. Gabinet, Esq.
OFI SteelPath, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☒ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on June 28, 2013 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer SteelPath MLP Funds Trust

Oppenheimer SteelPath MLP Select 40 Fund
Class A shares (MLPFX)
Class C shares (MLPEX)
Class I shares (OSPSX)
Class Y shares (MLPTX)
Class W shares (MLPYX)

Oppenheimer SteelPath MLP Alpha Fund
Class A shares (MLPAX)
Class C shares (MLPGX)
Class I shares (OSPAX)
Class Y shares (MLPOX)

Oppenheimer SteelPath MLP Income Fund
Class A shares (MLPDX)
Class C shares (MLPRX)
Class I shares (OSPMX)
Class Y shares (MLPZX)

Oppenheimer SteelPath MLP Alpha Plus Fund
Class A shares (MLPLX)
Class C shares (MLPMX)
Class I shares (OSPPX)
Class Y shares (MLPNX)

Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Class A shares (MLPUX)
Class C shares (MLPVX)
Class I shares (OSPDX)
Class Y shares (MLPWX)

PROSPECTUS

June 28, 2013

6803 S. Tucson Way
Centennial, CO 80112

This Prospectus discusses certain Funds that are series of Oppenheimer SteelPath MLP Funds Trust (the “Trust”), a Delaware statutory trust (collectively referred to as the “Funds” or the “Oppenheimer SteelPath Funds”), which seek to provide capital appreciation and/or income. Each Fund is managed by OFI SteelPath, Inc. (the “Advisor”).

Each Fund pursues different strategies to achieve its investment objective. Under normal market conditions, the Funds generally invest in equity or debt securities of master limited partnerships.

This Prospectus includes information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

Neither the Securities and Exchange Commission, nor any state securities commission has approved or disapproved of the Funds’ shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Oppenheimer SteelPath MLP Select 40 Fund

Class A shares
Class C shares
Class I shares
Class Y shares
Class W shares

A series of Oppenheimer SteelPath MLP Funds Trust

SUMMARY

Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Select 40 Fund (the “Fund” or “Select 40 Fund”) is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 60 of the Fund’s Statement of Additional Information.

	Class A shares	Class C shares	Class I shares	Class Y shares(a)	Class W shares(a)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	1.00%	NONE	NONE	NONE
Maximum Account Fee (Accounts With Less than $10,000)	$24	$24	NONE	$24	$24

	Class A shares	Class C shares	Class I shares(a)	Class Y shares	Class W shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	NONE	NONE	NONE
Other Expenses	0.19%	0.34%	0.15%	0.18%	0.20%
Deferred Income Tax Expense(b)	4.14%	3.88%	4.10%	4.20%	4.18%
Total Annual Fund Operating Expenses	5.28%	5.92%	4.95%	5.08%	5.08%
Fee Limitation and/or Expense Reimbursement(c)	(0.04)%	(0.19)%	NONE	(0.03)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	5.24%	5.73%	4.95%	5.05%	5.03%

(a)
Prior to June 28, 2013, Class Y shares were named “Class I shares,” and Class W shares were named “Class Y shares.”  Effective June 28, 2013, new Class I shares will be offered.  Expenses for those Class I shares are estimated for the first full fiscal year that they are offered.

(b)
The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $64,332,049 and accrued $37,246,636 in net deferred tax expense primarily related to unrealized appreciation on investments.

(c)
After discussions with the Trust’s Board, the Advisor has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class Y shares, and 0.85% for Class W shares. The Fund’s Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$1,068	$2,058	$3,043	$5,480

Class C shares:	$667	$1,735	$2,879	$5,646

Class I shares*:	$495	$1,486	$2,478	$4,962

Class Y shares:	$503	$1,520	$2,533	$5,058

Class W shares:	$503	$1,518	$2,531	$5,057

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$1,068	$2,058	$3,043	$5,480

Class C shares:	$571	$1,735	$2,879	$5,646

Class I shares*:	$495	$1,486	$2,478	$4,962

Class Y shares:	$503	$1,520	$2,533	$5,058

Class W shares:	$503	$1,518	$2,531	$5,057

*    Based on estimated expenses for Class I shares for the first full fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor manages the Fund to achieve investment returns that match or outperform the S&P 500® Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Advisor seeks to avoid riskier MLPs. The Advisor selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Advisor believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to represent a diversified exposure to MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Hypothetical Effect of Deferred Tax Calculation on Performance-Down Market	Hypothetical Effect of Deferred Tax Calculation on Performance-Up Market

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;
•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;
•	Extreme weather and environmental hazards could impact the value of MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ, and Amex, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the portfolio managers responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class Y shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Select 40 Fund
For the calendar year ended December 31

Best quarter (ended 12/31/11):	8.68%

Worst quarter (ended 9/30/11):	(4.47)%

Average annual total returns (for periods ended December 31, 2012)

	1 year	Since inception		Inception date
Class Y
Return before taxes	3.10%	8.89%		3/31/10
Return after taxes on distributions	3.10%	8.89%		—
Return after taxes on distributions and sale of fund shares	2.02%	7.63%		—
Class A (Return before taxes only)	(3.03)%	6.24%		3/31/10
Class C (Return before taxes only)	1.30%	3.98%		7/14/11
Class W (Return before taxes only)	3.10%	8.89%		3/31/10
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	9.79	%(2)	—
		12.15	%(3)
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	8.98	%(2)	—
		12.86	%(3)
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%	15.82	%(2)	—
		8.72	%(3)

(1)
The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500® Index, which it believes is a more appropriate measure of the Fund’s performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

(2)	From 3/31/10

(3)	From 6/30/11

The after-tax returns are shown only for Class Y shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns for classes other than Class Y will vary from returns shown for Class Y.  Performance information for Class I shares (first offered June 28, 2013) will be provided after those shares have one full calendar year of performance.

Investment Advisor

OFI SteelPath, Inc.

Portfolio Managers

Gabriel Hammond.  Senior Vice President of the Advisor and Vice President of the Trust since December 2012.  Mr. Hammond has been a portfolio manager of the Fund since its inception in 2010.

Stuart Cartner.  Vice President of the Advisor and the Trust since December 2012.  Mr. Cartner has been a portfolio manager of the Fund since its inception in 2010.

Brian Watson.  Vice President of the Advisor and the Trust since December 2012.  Mr. Watson has been a portfolio manager of the Fund since its inception in 2010.

* * *

For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Other Important Information” on page 43 of this Prospectus.

Oppenheimer SteelPath MLP Alpha Fund

Class A shares
Class C shares
Class I shares
Class Y shares

A series of Oppenheimer SteelPath MLP Funds Trust

SUMMARY

Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Alpha Fund (the “Fund” or “Alpha Fund”) is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnerships (“MLPs”) which the Advisor believes will provide substantial long-term capital appreciation through distribution growth and an attractive level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 60 of the Fund’s Statement of Additional Information.

	Class A shares	Class C shares	Class I shares	Class Y shares(a)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	1.00%	NONE	NONE
Maximum Account Fee (Accounts With Less than $10,000)	$24	$24	NONE	$24

	Class A shares	Class C shares	Class I shares(a)	Class Y shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	NONE	NONE
Other Expenses	0.23%	0.53%	0.00%	0.19%
Deferred Income Tax Expense(b)	5.55%	5.29%	5.48%	5.60%
Total Annual Fund Operating Expenses	7.13%	7.92%	6.58%	6.89%
Fee Limitation and/or Expense Reimbursement(c)	(0.08)%	(0.38)%	NONE	(0.04)%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	7.05%	7.54%	6.58%	6.85%

(a)
Prior to June 28, 2013, Class Y shares were named “Class I shares.”  Effective June 28, 2013, new Class I shares will be offered.  Expenses for those Class I shares are estimated for the first full fiscal year that they are offered.

(b)
The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $67,004,892 and accrued $39,089,486 in net deferred tax expense primarily related to unrealized appreciation on investments.

(c)
After discussions with the Trust’s Board, the Advisor has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$1,233	$2,521	$3,755	$6,618

Class C shares:	$838	$2,243	$3,656	$6,843

Class I shares*:	$667	$1,967	$3,222	$6,176

Class Y shares:	$679	$2,006	$3,283	$6,271

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$1,233	$2,521	$3,755	$6,618

Class C shares:	$744	$2,243	$3,656	$6,843

Class I shares*:	$667	$1,967	$3,222	$6,176

Class Y shares:	$679	$2,006	$3,283	$6,271

*    Based on estimated expenses for Class I shares for the first full fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in a concentrated portfolio of approximately twenty MLPs that primarily derive their revenue from businesses involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above- mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies.

This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund will accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;
•	Slowdowns in new construction and acquisitions can limit growth potential;

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;
•	Extreme weather and environmental hazards could impact the value of MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the portfolio managers responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class Y shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Alpha Fund

For the calendar year ended December 31

Best quarter (ended 12/31/11):	8.26%

Worst quarter (ended 9/30/11):	(4.00)%

Average annual total returns (for periods ended December 31, 2012)

	1 year	Since inception	Inception date
Class Y
Return before taxes	4.62%	8.82%	3/31/10
Return after taxes on distributions	4.62%	8.82%	—
Return after taxes on distributions and sale of fund shares	3.01%	7.57%	—
Class A (Return before taxes only)	(1.68)%	6.21%	3/31/10
Class C (Return before taxes only)	2.61%	9.10%		8/25/11
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	9.79	%(2)	—
		15.07	%(3)
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	8.98	%(2)	—
		8.87	%(3)
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%	15.82	%(2)	—
		12.37	%(3)

(1)
The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500® Index, which it believes is a more appropriate measure of the Fund’s performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

(2)	From 3/31/10
(3)	From 8/31/11

The after-tax returns are shown only for Class Y shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class Y will vary from returns shown for Class Y.  Performance information for Class I shares (first offered June 28, 2013) will be provided after those shares have one full calendar year of performance.

Investment Advisor

OFI SteelPath, Inc.

Portfolio Managers

Gabriel Hammond. Senior Vice President of the Advisor and Vice President of the Trust since December 2012. Mr. Hammond has been a portfolio manager of the Fund since its inception in 2010.

Stuart Cartner. Vice President of the Advisor and the Trust since December 2012. Mr. Cartner has been a portfolio manager of the Fund since its inception in 2010.

Brian Watson. Vice President of the Advisor and the Trust since December 2012. Mr. Watson has been a portfolio manager of the Fund since its inception in 2010.

* * *

For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Other Important Information” on page 43 of this Prospectus.

Oppenheimer SteelPath MLP Income Fund
Class A shares
Class C shares
Class I shares
Class Y shares

A series of Oppenheimer SteelPath MLP Funds Trust

SUMMARY

Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Income Fund (the “Fund” or “Income Fund”) is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited Partnerships (“MLPs”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 60 of the Fund’s Statement of Additional Information.

	Class A shares	Class C shares	Class I shares	Class Y shares(a)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	1.00%	NONE	NONE
Maximum Account Fee (Accounts With Less than $10,000)	$24	$24	NONE	$24

	Class A shares	Class C shares	Class I shares(a)	Class Y shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	NONE	NONE
Other Expenses	0.31%	0.42%	0.15%	0.32%
Deferred Income Tax Expense(b)	2.02%	1.78%	1.97%	2.10%
Total Annual Fund Operating Expenses	3.53%	4.15%	3.07%	3.37%
Fee Limitation and/or Expense Reimbursement(c)	(0.16)%	(0.27)%	NONE	(0.17)%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	3.37%	3.88%	3.07%	3.20%

(a)
Prior to June 28, 2013, Class Y shares were named “Class I shares.”  Effective June 28, 2013, new Class I shares will be offered.  Expenses for those Class I shares are estimated for the first full fiscal year that they are offered.

(b)	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $14,554,604 and accrued $8,257,173 in net deferred tax expense primarily related to unrealized appreciation on investment.
(c)
After discussions with the Trust’s Board, the Advisor has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$895	$1,581	$2,288	$4,147

Class C shares:	$489	$1,237	$2,098	$4,315

Class I shares*:	$310	$948	$1,611	$3,383

Class Y shares:	$323	$1,020	$1,741	$3,647

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$895	$1,581	$2,288	$4,147

Class C shares:	$390	$1,237	$2,098	$4,315

Class I shares*:	$310	$948	$1,611	$3,383

Class Y shares:	$323	$1,020	$1,741	$3,647

*    Based on estimated expenses for Class I shares for the first full fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that produce the greatest potential for the Advisor to achieve a high level of inflation protected current income and modest capital appreciation over the long-term.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 36.7% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 1.7%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.27%	NAV price change of MLP Mutual Fund	1.27%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;
•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;
•	Extreme weather and environmental hazards could impact the value of MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex, and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the portfolio managers responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class Y shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Income Fund
For the calendar year ended December 31

Best quarter (ended 12/31/11):	6.36%

Worst quarter (ended 9/30/11):	(6.17)%

Average annual total returns (for periods ended December 31, 2012)

	1 year	Since inception		Inception date
Class Y
Return before taxes	1.19%	6.29%		3/31/10
Return after taxes on distributions	0.93%	6.15%		—
Return after taxes on distributions and sale of fund shares	0.78%	5.33%		—
Class A (Return before taxes only)	(4.92)%	3.77%		3/31/10
Class C (Return before taxes only)	(0.74)%	0.34%		6/10/11
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	9.79	%(2)	—
		18.23	%(3)
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	8.98	%(2)	—
		19.02	%(3)
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%	15.82	%(2)	—
		8.99	%(3)

(1)
The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500® Index, which it believes is a more appropriate measure of the Fund’s performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

(2)	From 3/31/10
(3)	From 5/31/11

The after-tax returns are shown only for Class Y shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class Y will vary from returns shown for Class Y.  Performance information for Class I shares (first offered June 28, 2013) will be provided after those shares have one full calendar year of performance.

Investment Advisor

OFI SteelPath, Inc.

Portfolio Managers

Gabriel Hammond.  Senior Vice President of the Advisor and Vice President of the Trust since December 2012.  Mr. Hammond has been a portfolio manager of the Fund since its inception in 2010.

Stuart Cartner.  Vice President of the Advisor and the Trust since December 2012.  Mr. Cartner has been a portfolio manager of the Fund since its inception in 2010.

Brian Watson.  Vice President of the Advisor and the Trust since December 2012.  Mr. Watson has been a portfolio manager of the Fund since its inception in 2010.

* * *
For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Other Important Information” on page 43 of this Prospectus.

Oppenheimer SteelPath MLP Alpha Plus Fund
Class A shares
Class C shares
Class I shares
Class Y shares

A series of Oppenheimer SteelPath MLP Funds Trust

SUMMARY
Investment Objectives/Goals

Oppenheimer SteelPath MLP Alpha Plus Fund (the “Fund” or “Alpha Plus Fund”) seeks to provide investors with capital appreciation and, as a secondary objective, current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 60 of the Fund’s Statement of Additional Information.

	Class A shares	Class C shares	Class I shares	Class Y shares(a)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	1.00%	NONE	NONE
Maximum Account Fee (Accounts With Less than $10,000)	$24	$24	NONE	$24

	Class A shares	Class C shares	Class I shares(a)	Class Y shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	NONE	NONE
Other Expenses	6.92%	9.07%	0.50%	23.21%
Deferred Income Tax Expense(b)	4.04%	4.16%	2.73%	NONE
Interest Expense Related to Borrowings	0.60%	0.56%	0.51%	0.36%
Total Annual Fund Operating Expenses	13.06%	16.04%	4.99%	24.82%
Fee Limitation and/or Expense Reimbursement(c)	(6.42)%	(8.57)%	NONE	(22.71)%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	6.64%	7.47%	4.99%	2.11%

(a)
Prior to June 28, 2013, Class Y shares were named “Class I shares.”  Effective June 28, 2013, new Class I shares will be offered.  Expenses for those Class I shares are estimated for the first full fiscal year that they are offered.

(b)
The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $83,737 and accrued $49,602 in net deferred tax expense primarily related to unrealized appreciation on investments. However, for Class Y there was a deferred tax benefit resulting from the timing differences of the class start dates.  For Class Y shares, if the deferred tax benefit was included, the Fund’s Total Annual Operating Expenses would be 21.94% and Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement would be (0.77%).

(c)
After discussions with the Trust’s Board, the Advisor has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s interest expenses related to borrowings are excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$1,196	$3,426	$5,311	$8,845

Class C shares:	$832	$3,531	$5,741	$9,454

Class I shares*:	$499	$1,497	$2,496	$4,992

Class Y shares:	$214	$4,359	$7,024	$10,232

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$1,196	$3,426	$5,311	$8,845

Class C shares:	$738	$3,531	$5,741	$9,454

Class I shares*:	$499	$1,497	$2,496	$4,992

Class Y shares:	$214	$4,359	$7,024	$10,232

*    Based on estimated expenses for Class I shares for the first full fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs. The MLP securities that the Fund invests in are common units representing limited partnership interests of “Midstream MLPs,” which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in Midstream MLPs of all market capitalization ranges. In addition, the Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds (“ETFs”), U.S. government securities, short-term fixed-income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange traded notes (“ETNs”) as investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings.

The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.2% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.2%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Fixed-Income Securities Risk.  Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The longer the duration of a fixed income security, the greater the credit and interest rate risk.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;
•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;
•	Extreme weather and environmental hazards could impact the value of MLP securities;

•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a fund has purchased may reduce the fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and the NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the portfolio managers responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class Y shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Best quarter (ended 9/30/12):	6.75%

Worst quarter (ended 6/30/12):	2.59%

Average annual total returns (for periods ended December 31, 2012)

	1 year	Since inception	Inception date
Class Y
Return before taxes	3.87%	3.86%	12/30/11
Return after taxes on distributions	3.87%	3.86%	—
Return after taxes on distributions and sale of fund shares	2.52%	3.27%	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.00%	—
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	13.70%	—
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%	4.78%	—

(1)
The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500® Index, which it believes is a more appropriate measure of the Fund’s performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

The after-tax returns are shown only for Class Y shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class Y will vary from returns shown for Class Y.  Performance information for Class I shares (first offered June 28, 2013) will be provided after those shares have one full calendar year of performance.

Investment Advisor

OFI SteelPath, Inc.

Portfolio Managers

Gabriel Hammond.  Senior Vice President of the Advisor and Vice President of the Trust since December 2012.  Mr. Hammond has been a portfolio manager of the Fund since its inception in 2011.

Stuart Cartner.  Vice President of the Advisor and the Trust since December 2012.  Mr. Cartner has been a portfolio manager of the Fund since its inception in 2011.

Brian Watson.  Vice President of the Advisor and the Trust since December 2012.  Mr. Watson has been a portfolio manager of the Fund since its inception in 2011.

* * *

 For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Other Important Information” on page 43 of this Prospectus.

Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Class A shares
Class C shares
Class I shares
Class Y shares

A series of Oppenheimer SteelPath MLP Funds Trust

SUMMARY

Investment Objectives/Goals

Oppenheimer SteelPath MLP and Infrastructure Debt Fund (the “Fund” or “Infrastructure Debt Fund”) seeks to provide investors with current income and, as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 60 of the Fund’s Statement of Additional Information.

	Class A shares	Class C shares	Class I shares	Class Y shares(a)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	1.00%	NONE	NONE
Maximum Account Fee (Accounts With Less than $10,000)	$24	$24	NONE	$24

	Class A shares	Class C shares	Class I shares(a)	Class Y shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	NONE	NONE
Other Expenses	12.80%	62.38%	2.43%	66.02%
Total Annual Fund Operating Expenses	13.85%	64.18%	3.23%	66.82%
Fee Limitation and/or Expense Reimbursement(b)	(12.70)%	(62.28)%	(2.33)%	(65.92)%	(c)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.15%	1.90%	0.90%	0.90%	(c)

(a)
Prior to June 28, 2013, Class Y shares were named “Class I shares.”  Effective June 28, 2013, new Class I shares will be offered.  Expenses for those Class I shares are estimated for the first full fiscal year that they are offered.

(b)
After discussions with the Trust’s Board, the Advisor has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A shares, 1.90% for

Class C shares and 0.90% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Trust’s Board of Trustees.

(c)	Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$685	$3,162	$5,220	$8,967

Class C shares:	$295	$6,754	$7,847	$8,063

Class I shares*:	$92	$776	$1,485	$3,370

Class Y shares:	$92	$6,773	$7,701	$7,864

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A shares:	$685	$3,162	$5,220	$8,967

Class C shares:	$193	$6,754	$7,847	$8,063

Class I shares*:	$92	$776	$1,485	$3,370

Class Y shares:	$92	$6,773	$7,701	$7,864

*    Based on estimated expenses for Class I shares for the first full fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i) gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream Companies”), (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream Companies”), (iii) processing, treating, and refining of natural gas liquids and crude oil (“Downstream Companies”), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy Companies”). The Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund’s debt investments may include high yield debt securities, commonly referred to as “junk bonds,” that are rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) and/or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor. The Fund’s debt investments also may include exchange traded notes (“ETNs”). In addition, the Fund may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and short-term repurchase agreements and cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933 (“1933 Act”), private investments in public equity (“PIPEs”), pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called “greenfield projects.” The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies (“LLCs”), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do so. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk.  An issuer or guarantor of a debt security may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk.  The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk (Including MLPs).  The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund’s investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Greenfield Projects Risk.  Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities ( see  “Pay-in-Kind Securities Risks”). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund’s investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk.  Investing in high yield, non-investment grade bonds, including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk.  The MLPs and energy infrastructure companies in which Fund invests are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;
•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure company or MLP to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;
•	Extreme weather and environmental hazards could impact the value of energy infrastructure and MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk.  The Fund is subject to the risk that the market value of fixed income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities are also affected by their maturity. Fixed income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Affiliate Risk.  The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate. Securities of MLP I-Shares may trade at a market price below that of the affiliated MLP and may be less liquid than securities of their affiliated MLP.

MLP Risk.  Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Pay-In-Kind Securities Risk.  Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities. Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk.  PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer’s common stock and commits to registering the securities with the SEC so they can be resold to the public, typically within 90 – 120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk.  Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as RIC or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the portfolio managers responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Restricted Securities Risk.  The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk.  To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class Y shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Best quarter (ended 12/31/12):	2.25%

Worst quarter (ended 3/31/12):	(1.30)%

Average annual total returns (for periods ended December 31, 2012)

	1 year	Since inception	Inception date
Class Y
Return before taxes	2.87%	2.86%	12/30/11
Return after taxes on distributions	2.49%	2.49%	—
Return after taxes on distributions and sale of fund shares	1.86%	2.22%	—
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	13.70%	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(1)	16.00%	16.00%	—
Barclays Investment Grade Natural Gas and Pipeline Index (reflects no deduction for fees, expenses or taxes)	10.27%	10.27%	—

(1)
The Fund has changed its broad-based benchmark indices from the Lipper Equity Income Funds Index and the S&P 500® Index to the Barclays Capital U.S. Aggregate Bond Index, which it believes is a more appropriate measure of the Fund’s performance. The Fund will not show performance for the Lipper Equity Income Funds Index or the S&P 500® Index after March 2015.

The after-tax returns are shown only for Class Y shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class Y will vary from returns shown for Class Y.  Performance information for Class I shares (first offered June 28, 2013) will be provided after those shares have one full calendar year of performance.

Investment Advisor

OFI SteelPath, Inc.

Portfolio Managers

Brian Watson.  Vice President of the Advisor and the Trust since December 2012.  Mr. Watson has been a portfolio manager of the Fund since its inception in 2011.

Sean Wells. Vice President of the Advisor and the Trust since December 2012.  Mr. Wells has been a portfolio manager of the Fund since March 2013.

* * *

For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Other Important Information” on page 43 of this Prospectus.

Other Important Information

The following important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation applies to each Fund, unless otherwise noted.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $3,000, except in the case of Class I shares, which require an initial investment of $5 million per account.  Subsequent investments in Class A, C, Y or W shares of a Fund may be made in any amount of $100 or more.  In special circumstances, these minimums may be waived or modified at the Fund’s discretion.  Call your broker/dealer, investment professional or financial institution to determine whether they impose any additional limitations.  The Class I share minimum initial investment will be waived for retirement plan service provider platforms. The minimum subsequent investment requirement does not apply to Class I shares.

After August 30, 2013, Class W Shares of Oppenheimer SteelPath MLP Select 40 Fund will no longer be offered for purchase.

You may purchase or sell (redeem) shares of a Fund on any day the NYSE is open for business. You may purchase or redeem shares directly from the Funds by calling 888-614-6614 (toll free) or by writing to the Funds, indicating your name, the Fund name, your account number and the dollar amount of shares that you wish to purchase or redeem, at Oppenheimer SteelPath MLP Funds Trust, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53233-2175 (regular mail) or Oppenheimer SteelPath MLP Funds Trust, c/o UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, WI 53233 (express/overnight mail). You also may purchase or redeem shares online at  www.steelpath.com  or through your financial intermediary.

Tax Information

Each Fund intends to make distributions that will generally be taxable to you for federal and possibly state and local tax purposes as dividend income to the extent of your allocable share of such Fund’s current or accumulated earnings and profits, or, in the case of capital gain distributions from the Infrastructure Debt Fund, as capital gains, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediaries’ website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND
 RELATED RISKS OF THE OPPENHEIMER STEELPATH FUNDS

General

To help you better understand the Funds, this section provides a detailed discussion of each Fund’s principal investment strategies and risks and the MLPs and other instruments in which the Funds invest. This Prospectus does not describe all of a Fund’s investment practices. For additional information, please see the Funds’ statement of additional information, which is available at www.steelpath.com, by telephone at 888-614-6614 or by U.S. mail to OppenheimerFunds Distributor, Inc. (the “Distributor”), 803 West Michigan Street, Milwaukee, Wisconsin 53233.

Each Fund is a unique investment product that provides investors with access to energy infrastructure MLPs, while issuing a single Form 1099 to its shareholders (thereby eliminating federal and state Schedule K-1 and UBTI filings) and providing investors with portfolio transparency, liquidity and daily NAV.

Investment Objective

Each Fund’s investment objective is non-fundamental, which means that it can be changed by the Board without shareholder approval. A Fund would provide shareholders with advance notice of a change in its investment objective.

Investment Policies

The Select 40 Fund, Alpha Fund and Income Fund each has a policy of investing, under normal circumstances, at least 90% of its net assets in securities consistent with its name. The Alpha Plus Fund and the Debt Fund each has a policy of investing, under normal circumstances, at least 80% of its assets in securities that are consistent with its name. If a Fund changes its policy, shareholders will be provided at least 60 days advance notice of the change and this Prospectus will be supplemented.

Principal Investment Strategies of the Funds

Select 40 Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including Midstream MLPs, Upstream MLPs, Downstream MLPs, and Other Energy MLPs. The Fund may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index ETFs, as well as cash and cash equivalents.

As a non-principal investment strategy, the Fund may invest the instruments listed in the table on page 49. The Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes or to collateralize cash. The Fund will not use derivatives for investment purposes.

The Advisor manages the Fund to achieve investment returns that match or outperform the S&P 500® Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Advisor seeks to avoid riskier MLPs. The Advisor selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the underlying assets owned by the MLPs, and considering other factors such as liquidity. The Advisor believes its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Advisor’s securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for MLPs that invest in companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor will sell investments if it determines that any of these characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Alpha Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in a concentrated portfolio of approximately twenty Midstream MLPs. The Fund may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index ETFs, as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

As a principal investment strategy, the Fund typically invests in Midstream MLPs. However, as a non-principal investment strategy, the Fund also may invest in MLPs that primarily derive their revenue from other energy infrastructure assets and energy related assets or activities including: (1) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (2) the processing, treatment and refining of natural gas liquids and crude oil; and (3) owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. As a non-principal investment strategy, the Fund also may invest the instruments listed in the table on page 49. The Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes or to collateralize cash. The Fund will not use derivatives for investment purposes.

The Advisor relies on its disciplined investment process in determining security selection and weightings. The Advisor’s investment process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. Through this process, the Advisor seeks to invest in energy infrastructure MLPs that provide the greatest potential for capital appreciation but whose underlying business risks offer an attractive risk/reward balance for shareholders. By focusing on those Midstream MLPs with the greatest potential for significant upward revaluation, the Advisor manages the Fund to achieve investment returns that significantly outperform the total returns of the broader market.

The Advisor’s securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for MLPs that invest in companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Income Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including Midstream MLPs, Upstream MLPs, Downstream MLPs, and Other Energy MLPs. While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index ETFs, as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

As a non-principal investment strategy, the Fund may invest the instruments listed in the table on page 49. The Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes or to collateralize cash. The Fund will not use derivatives for investment purposes.

The Advisor manages the Fund to achieve a high level of inflation protected current income and modest capital appreciation over the long-term. In managing the Fund’s investment portfolio, the Advisor focuses on larger, more liquid energy MLPs in order to maximize the stability and safety of cash distributions. By focusing on larger, more liquid energy MLPs, the Fund seeks to provide a high level of stable current income for shareholders.

The Advisor’s securities selection process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential portfolio MLPs. Through this process, the Advisor seeks to invest in companies that are expected to provide the greatest assurance of distribution continuity and security but that also offer an attractive risk/reward balance for shareholders. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Alpha Plus Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of MLPs. The MLP securities that the Fund invests in are common units representing limited partnership interests of “Midstream MLPs. The Fund may invest in Midstream MLPs of all market capitalization ranges. In addition, the Fund may invest in securities issued by open- and closed-end investment companies, the retail shares of actively managed and index ETFs, U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and ETNs as investments, or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage to seek investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund intends to obtain leverage through borrowings. The Fund’s borrowings, which generally will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings.

The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within 3 days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend its securities to brokers, dealers and other financial institutions.

As a principal investment strategy, the Fund typically invests in Midstream MLPs. However, as a non-principal investment strategy, the Fund also may invest in MLPs that primarily derive their revenue from other energy infrastructure assets and energy related assets or activities including: (1) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (2) the processing, treatment and refining of natural gas liquids and crude oil; and (3) owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel.

As a non-principal investment strategy, the Fund may invest in the instruments listed on page 49, including debt and equity securities, such as corporate bonds, common stock, preferred stock and convertible securities. The Fund also may invest in reverse repurchase agreements, warrants and other derivatives for hedging purposes, to collateralize cash, obtain exposure to MLPs or obtain leverage. The derivatives that the Fund may purchase and sell include: swap agreements; structured notes; forward contracts; futures contracts; and options on securities and indices.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and limited commodity price risk. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Infrastructure Debt Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies. The Fund will invest in Midstream, Upstream and Downstream MLPs and Other Energy Companies. The Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund’s debt investments may include high yield debt securities, commonly referred to as “junk bonds,” that are rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) and/or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor. The Fund’s debt investments also may include ETNs. In addition, the Fund also may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and fixed-term repurchase agreements and cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies. The Fund also may invest in securities issued by open- and closed-end other investment companies and the retail shares of actively managed and index ETFs, make private equity and debt investments and invest in Rule 144A Securities, PIPEs, pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called “greenfield projects.” The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as LLCs, which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do so. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

As a non-principal investment strategy, the Fund may invest in reverse repurchase agreements, warrants and other derivatives for hedging purposes, to collateralize cash, obtain exposure to MLPs or to obtain leverage. The derivatives that the Fund may purchase and sell include: swap agreements; structured notes; forward contracts; futures contracts; and options on securities and indices.

The Advisor seeks income and capital appreciation through investments in MLPs and energy infrastructure companies owning and operating assets that generate revenues based on the volume of natural gas, natural gas liquids, crude oil, refined products or coal handled or transported and greenfield projects that are integrated with a company’s existing energy infrastructure assets. The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and limited commodity price risk. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs and energy infrastructure companies that provide the greatest potential for current income and capital appreciation but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Financial Exposure

If a Fund will be financially exposed to another party due to investments in derivatives, if required, the Fund will maintain either: (1) offsetting positions; or (2) cash, receivables and liquid debt or equity securities equal to the value of the positions less any proceeds and/or margin on deposit, if applicable. A Fund will comply with SEC guidelines with respect to coverage of derivatives strategies and, if the guidelines require, it will set aside on its books and records cash, liquid securities and other permissible assets in a segregated account in the prescribed amount. The asset’s value, which is marked to market daily, will be at least equal to a Fund’s commitment under these transactions less any proceeds or margin on deposit, if applicable.

Advisor’s Due Diligence Process

The Advisor will conduct diligence on prospective portfolio MLPs and energy infrastructure companies consistent with the past practices and experience of its senior professionals. In conducting due diligence, the Advisor’s senior professionals will use information furnished by prospective portfolio MLPs and energy infrastructure companies, available public information and information obtained from the Advisor’s extensive relationships with former and current management teams, vendors/suppliers to prospective portfolio companies, consultants, competitors and investment bankers.

Temporary Defensive Positions

In anticipation of or in response to adverse market, political or other conditions or large cash inflows or redemptions, each Fund may implement strategies to place the portfolio in defensive posture for a period of time (“temporary defensive period”) until, in the Advisor’s assessment, such condition has abated. During a temporary defensive period, the Select 40 Fund, Alpha Fund, Income Fund, Alpha Plus Fund and Infrastructure Debt Fund each may invest up to 100% of its net assets in cash and cash equivalents. In addition, the Alpha Plus Fund and the Infrastructure Debt Fund may, without limitation, hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements with maturities of one year or less. During temporary defensive periods, the Advisor also may use various strategic transactions to hedge a Fund’s portfolio and mitigate risks with respect to specific MLP investments in a Fund’s portfolio, including derivative contracts, such as the purchase and sale of exchange-listed and over-the-counter put and call options on securities and indices, and other instruments, including ETFs and ETNs (Alpha Plus Fund and Infrastructure Debt fund only).

A Fund may not achieve its investment objective during a temporary defensive period or be able to sustain its then historical distribution levels. Also higher levels of portfolio turnover may accompany such periods and may result in a Fund’s recognition of gains that will be taxable as ordinary income and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends.

Additional Information About MLPs

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the NYSE and the rest trade on Amex or NASDAQ. MLPs’ disclosures are regulated by the SEC and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. MLPs also must comply with certain requirements applicable to public companies under the Sarbanes Oxley Act of 2002.

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the of the Internal Revenue Code of 1986 (“Code”). These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Additional Information About Investments

In pursuing its investment objectives, a Fund may invest in the instruments described below. The table below indicates instruments that a Fund may invest in as part of its principal (P) or non-principal (N) investment strategies. In the table below, the absence of a (P) or an (N) indicates that the Fund may not invest in the relevant instrument.

Investment	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund	Infrastructure Debt Fund
Cash and Cash Equivalents	P (other than debt)	P (other than debt)	P (other than debt)	P	P
Derivatives	N	N	N	N	N
Forward Contracts	N	N	N	N	N
Futures Contracts	N	N	N	N	N
Options	N	N	N	N	N
Structured Notes	N	N	N	N	N
Swap Agreements	N	N	N	N	N
Equity Securities	N	N	N	N	P
Common Stock	N	N	N	N	P
Convertible Securities	N	N	N	N	P
Preferred Stock	N	N	N	N	P
ETNs				P	P
Fixed Income Securities				P (short-term)	P
Greenfield Projects	N (equity only)	N (equity only)	N (equity only)	N	P
High Yield Debt Securities				N	P
Investment Companies and ETFs	P	P	P	P	P
LLC Common Units	N	N	N	N	P

Investment	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund	Infrastructure Debt Fund
MLP Affiliates	N (equity only)	N (equity only)	N (equity only)	N	P
MLPs	P	P	P	P	P
MLP Common Units	P	P	P	P	P
MLP Debt Securities				N	P
Pay-in-Kind (PIK) Securities	N	N	N	N	P
Private Equity and Debt Investments	N	N	N	N	P
Private Investments in Public Equity (PIPEs)	N	N	N	N	P
Repurchase Agreements (Short-term)				P	P
Restricted Securities	N	N	N	N	P
Reverse Repurchase Agreements				N	N
U.S. Government Securities				P	P
Warrants	N (equity only)	N (equity only)	N (equity only)	N	P

Cash and Cash Equivalents.  Cash and cash equivalents include certificates of deposit, bearer deposit notes, bankers’ acceptances and, for the Alpha Plus Fund and the Infrastructure Debt Fund, commercial paper.

        Derivatives.  A Fund may invest in derivatives, including futures contracts, forward contracts, options, swaps, and structured notes.

Forward Contracts.  Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Futures Contracts.  A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

Options.  An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or basket of securities. Options on indices give the purchaser the right to receive an amount of cash upon the exercise of the option, provided that the closing level of the index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Structured Notes.  Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more borrowers. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, currency, commodity or borrower. A Fund may invest in exchange-traded or privately-issued structured notes. If a Fund invests in privately-issued structured notes, the Fund will evaluate the creditworthiness of the issuer.

Swap Agreements.  Under a swap agreement, a Fund generally will pay the other party to the agreement (“swap counterparty”) fees plus an amount equal to any negative total returns from the underlying MLPs in exchange for which the swap counterparty will pay a Fund an amount equal to any positive total returns from the underlying MLPs plus any distributions received on those MLPs.

Equity Securities: A Fund may invest in equity securities, including common stock, preferred stock, convertible securities and warrants.

Common Stock.  Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. Common stock may be exchange-traded or over-the-counter. Over the counter stock may be less liquid than exchange-traded stock.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including bonds and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible debt securities may offer greater appreciation potential than non-convertible debt securities. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While typically providing a fixed-income stream, a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock.  Preferred stock blends the characteristics of a bond and common equity. It can offer the higher yield of a bond and has priority over common stock or common units in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock and common units in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.

Warrants.  Warrants are securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying security more attractive.

ETNs. ETNs are senior, unsecured, unsubordinated debt securities that typically are issued by a financial institution. The returns of an ETN are linked to the performance of a particular market benchmark index or strategy minus applicable fees. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours.

Fixed Income Securities.  Fixed income securities include bonds, debentures, commercial paper and secured and unsecured debt securities issued by businesses to finance their operations. A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions. High yield bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern. Commercial paper has the shortest term of most debt instruments and is usually unsecured. Fixed income securities also include short-term debt instruments, such as money market instruments, with maturities of one year or less.

Greenfield Projects.  Greenfield projects are energy-related projects built by private joint ventures formed by energy infrastructure companies. Greenfield projects may include the creation of a new pipeline, processing plant or storage facility or other energy infrastructure asset that is integrated with the company’s existing assets. A Fund’s investments in greenfield projects may distribute income. However, a Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until construction is completed, at which time interest payments or dividends would be paid in cash. The Advisor believes that this niche leverages the organizational and operating expertise of large, publicly traded companies and provides the Fund with the opportunity to earn higher returns.

High Yield Debt Securities.  High yield debt securities are commonly known as “junk bonds.” Junk bonds are debt securities that are rated BB or lower by S&P and/or Ba or lower by Moody’s or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be of comparable quality by the Advisor. A Fund also may invest in bonds that are in default. The price and yield of junk bonds can be expected to fluctuate more than the price and yield of higher-quality bonds. Because of their below investment grade credit rating, or default status, junk bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Successful investment in low-quality bonds involves greater investment risk and is highly dependent on the Advisor’s credit analysis.

Investment Companies and ETFs.  A Fund may invest in shares of other investment companies, including open-end funds, such as ETFs and money market mutual funds, closed-end funds, business development companies, unit investment trusts to the extent permitted by applicable law. ETFs trade like common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

Limited Liability Company (“LLC”) Common Units.  Some energy infrastructure companies in which a Fund may invest have been organized as LLCs. These LLCs are treated in the same manner as MLPs for federal income tax purposes. Consistent with its investment objective and policies, a Fund may invest in common units or other securities of such LLCs. LLC common units represent an equity ownership interest in an LLC, entitling the  holders to a share of the LLC’s success through distributions and/or capital appreciation. Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings.

    MLPs.  A Fund may invest in Midstream, Upstream or Downstream MLPs.

MLP Common Units.  MLP common units represent an equity ownership interest in a partnership and provide limited voting rights. The common units of MLPs are listed and traded on U.S. securities exchanges, including the NYSE and the NASDAQ. MLP common unit holders have a limited role in the partnership’s operations and management.

MLP Debt Securities.  MLP debt securities, including bonds and debentures, have characteristics similar to the fixed income securities of other issuers.

MLP Affiliates.  A Fund may invest in the debt and equity securities issued of MLP affiliates and companies that own MLP general partner interests that are energy infrastructure companies. A Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to the Infrastructure Debt Fund’s 25% limitation on investments in MLPs. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Pay-in-Kind (PIK) Securities.  Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Pay-in-kind securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Private Equity and Debt Investments.  A Fund’s private equity and debt investments generally will include traditional private equity control positions and minority investments in MLPs and energy infrastructure companies.

Private Investments in Public Equity (PIPEs).  PIPEs are equity securities issued in a private placement by companies that have outstanding, publicly traded equity securities of the same class. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed.

Repurchase Agreements.  A repurchase agreement is a fixed-income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed- upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed-upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the purchase amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn income while retaining “overnight” flexibility in pursuit of longer-term investments.

Restricted Securities.  A Fund may invest in Rule 144A Securities, which are restricted securities that are not registered under the 1933 Act and only can be offered to and sold by “qualified institutional buyers”. Rule 144A Securities may be illiquid or less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and a Fund might be unable to dispose of such securities promptly or at reasonable prices. A Rule 144A Security that was liquid at the time of purchase may subsequently become illiquid.

Reverse Repurchase Agreements.  A reverse repurchase agreement involves the temporary transfer by a Fund of a portfolio instrument, such as an MLP security, to another party, such as a bank or broker-dealer, in return for cash. At the same time, a Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment.

U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association (“GNMA”), and securities of the Small Business Administration); or by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuer or the U.S. Treasury’s commitment to support the issuer’s net worth through preferred stock purchases (such as the securities issued by Fannie Mae (or “FNMA,” formerly the Federal National Mortgage Association) or Freddie Mac (or “FHLMC,” formerly the Federal Home Loan Mortgage Corporation)).

Risks of Investing in the Funds

The principal (P) and non-principal (N) risks of investing in the Funds are discussed below. The absence of a (P) or an (N) indicates that the risk does not apply to that Fund. The value of a Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in a Fund, and there can be no assurance that a Fund will achieve its investment objective. A Fund is not a complete investment program.

Risk	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund	Infrastructure Debt Fund
Borrowing Risk				P	P
Concentration Risk	P	P	P	P	P
Counterparty Risk	N	N	N	N	N
Deferred Tax Risk	P	P	P	P
Derivatives Risk	N	N	N	N	N
Future Contracts	N	N	N	N	N
Forward Contracts	N	N	N	N	N
Options	N	N	N	N	N
Structured Notes	N	N	N	N	N
Swaps	N	N	N	N	N
Equity Securities Risk	N	N	N	N	P
Common Stock Risk	N	N	N	N	P
Convertible Securities Risk	N	N	N	N	P
Preferred Stock Risk	N	N	N	N	P
Equity Securities of MLPs Risk	P	P	P	P	P
ETNs Risk				P	P
Fixed-Income Securities Risk (including MLPs)				P (short-term)	P
Credit Risk				P	P

Risk	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund	Infrastructure Debt Fund
Duration Risk				P	P
Interest Rate Risk				P	P
Greenfield Projects Risk	N (equity only)	N (equity only)	N (equity only)	N	P
High Yield Securities Risk				N	P
Industry Specific Risk	P	P	P	P	P
Investment Companies and ETFs Risk	P	P	P	P	P
Issuer Risk	P	P	P	P	P
Leverage Risk				P	P
Liquidity Risk	P	P	P	P	P
Market Risk	P	P	P	P	P
MLP Affiliates Risk	N (equity only)	N (equity only)	N (equity only)	N	P
MLP Risk	P	P	P	P	P
MLP Tax Risk	P	P	P	P	P
Non-Diversification Risk		P	P	P	P
Pay-in-Kind (PIK) Securities Risk	N (equity only)	N (equity only)	N (equity only)	N	P
Private Equity and Debt Risk	N (equity only)	N (equity only)	N (equity only)	N	P
Private Investments in Public Equity (PIPEs) Risk	N	N	N	N	P
Regulatory Risk	P	P	P	P	P
Reliance on the Advisor Risk	P	P	P	P	P
Repurchase Agreement Risk				P	P
Restricted Securities Risk	N	N	N	N	P
Reverse Repurchase Agreement Risk				N	N
RIC Qualification Risk					P
Securities Lending Risk				P	P
U.S. Government Securities Risk				P	P
Warrants Risk				N	P

Borrowing Risk.  The successful use of a borrowing strategy to obtain leverage depends on the Advisor’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. A Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to a Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. As prescribed by applicable law, a Fund will be required to maintain a specified level of asset coverage with respect to any bank borrowing immediately following any such borrowing. A Fund may be required to dispose of investments on unfavorable terms if market fluctuations or other factors reduce the existing asset coverage to less than the prescribed amount. A Fund also may be required to maintain asset coverage levels that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. In addition, the rights of the lender to receive payments of interest and repayments of principal of any borrowings made by a Fund under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral ( i.e. , sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Borrowings also involve an additional expense to the Fund.

Concentration Risk.  Under normal circumstances, the Select 40 Fund, Alpha Fund and Income Fund concentrate their investments in MLPs and the energy infrastructure industry. The Alpha Plus Fund and Infrastructure Debt Fund concentrate their investments in the group of industries that comprise the energy sector. A Fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Counterparty Risk.  A Fund may invest in derivatives involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments. A Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a derivative instrument in the event of the default or bankruptcy of a counterparty. In addition, a Fund may enter into derivative instruments with a limited number of counterparties, which may increase a Fund’s exposure to counterparty credit risk. A Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with a Fund, which could prevent the Fund from executing a particular investment strategy.

Deferred Tax Risk.  The Select 40, Alpha, Income and Alpha Plus Funds are treated as regular corporations, or “C” corporations for U.S. federal income tax purposes. As a result, those Funds will incur tax expenses. In calculating each such Fund’s daily net asset value in accordance with generally accepted accounting principles, it will account for its deferred tax liability and/or asset balances. A Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. A Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore could vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce a Fund’s NAV. Upon a Fund’s sale of a portfolio security, the Fund will be liable for previously deferred taxes. If a Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which would result in corporate income taxes imposed on the Fund.

As regular or “C” corporations, the Funds, other than the Infrastructure Debt Fund, will accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV. To the extent a Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. Each Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.

The following example illustrates two hypothetical trading days of a Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of a Fund’s assets and other factors. Upon the sale of an MLP security, a Fund will be liable for previously deferred taxes, if any. As a result, a Fund’s actual tax liability could have a material impact on the Fund’s NAV.

A Fund’s deferred tax liability and/or asset balances will be estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which information may not be provided to the Fund on a timely basis, in order to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. A Fund’s estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability, and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. From time to time, a Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of a Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which may be material.

Derivatives Risk.  A Fund may purchase and sell swap agreements, structured notes, forward contracts, reverse repurchase agreements, futures contracts, options on securities, indices and futures contracts, which may be considered aggressive. Like all investments, investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying MLP or other instrument or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Fund to additional risks that they would not be subject to if it invested directly in the MLPs, instruments or indices underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

•
Futures Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract.

•
Forward Contracts.  A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

•
Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. When a Fund writes put options on a future contract, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, a Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

•
Structured Notes.  Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or borrower. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, a Fund may enter into agreements with an issuer of structured notes to purchase minimum amounts of those notes over time.

•
Swaps.  A swap agreement is a form of derivative instrument, which may involve the use of leverage. A swap agreement can be volatile and may involve significant risks, including counterparty risk, leverage risk, and liquidity risk. Under a swap agreement, a Fund would swap expenses (including financing charges) when investing through swap agreements, and transaction costs when it changes exposures to the securities underlying a swap agreement, including amounts equivalent to brokerage commissions that would be incurred if the Fund were directly trading in the underlying instruments. These fees and charges will reduce investment returns and increase investment losses. Although a Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. As a result, the use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the instruments underlying the swap agreements than if the Fund had made direct investments.

Equity Securities Risk.

•	Common Stock Risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

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Convertible Securities Risk.  The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible security is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible security is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible security’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible security’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value.

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Preferred Stock Risk.  Interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. However, the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Preferred stocks may also be subject to credit risk.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the

ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. A Fund’s decision to sell ETN holdings may be limited by the availability of a secondary market.

Fixed Income Securities Risk.  Fixed income securities generally are subject to credit risk, duration risk and interest rate risk.

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Credit Risk.  Credit risk is the risk that the credit strength of an issuer of a debt security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

•	Duration Risk. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

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Interest Rate Risk:  Typically, the values of debt securities change inversely with prevailing interest rates. Interest rate risk is the risk that the value of debt securities will decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific debt securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates.

Greenfield Projects Risk.  Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. A Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities ( see  “Pay-in-Kind (PIK) Securities Risk”). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. A Fund’s investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk.  Investments in securities rated below investment grade, or “junk bonds,” including bonds in default, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. These bonds are often thinly traded and can be more difficult to sell and value accurately than high quality bonds. Hence, high yield securities may be less liquid than higher quality investments. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices by lessening the ability of issuers to make principal and interest payments. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

Industry Specific Risk.  Energy infrastructure companies are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include the following:

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Processing, exploration and production, and coal MLPs may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other MLPs due to the impact of prices on the volume of commodities transported, processed, stored or distributed. Pipeline MLPs are not subject to direct commodity price exposure because they do not own the underlying energy commodity, while propane MLPs do own the underlying energy commodity. The Advisor seeks to invest in high quality MLPs that are able to mitigate or manage direct margin exposure to commodity price levels. The MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices.

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The profitability of MLPs, particularly processing and pipeline MLPs, may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing. A significant decrease in the production of natural gas, oil, coal or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.

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A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.

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A portion of any one MLP’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an MLP’s ability to make distributions if the reserves are not replaced.

•	Some MLPs are dependent on third parties to conduct their exploration and production activities and shortages in crews or drilling rigs can adversely impact such MLPs.

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MLPs employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to new construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by a Fund from MLPs that grow through acquisitions.

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The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face.

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Extreme weather patterns, such as hurricane Ivan in 2004 and hurricane Katrina in 2005, and environmental hazards, such as the BP oil spill in 2010, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which a Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.

•	A rising interest rate environment could adversely impact the performance of MLPs. Rising interest rates could limit the capital appreciation of equity units of MLPs as a result of the increased availability of alternative investments at competitive yields with MLPs. Rising interest rates also may increase an MLP’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit MLP distribution growth rates.

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Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of MLPs.

Investment Companies and ETFs Risks.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Furthermore, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to sell a Fund’s ETF holdings at the most optimal time, adversely affecting the Fund’s performance. Finally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease. A money market fund also is subject to the risk that the value of an investment may be eroded over time by inflation.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  Use of leverage involves special risks and is speculative. Leverage exists when a Fund obtains the right to a return on a stipulated capital base that exceeds the amount a Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposures. By using swap agreements, a Fund is able to obtain exposures greater than the value of its net assets. Although a Fund manages volatility, losses may be significant. A Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement or other derivative instrument in an amount equal to the current value of the Fund’s obligations to the counterparty.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex, and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely a Fund’s ability to make dividend distributions to you.

Additionally, certain debt and equity securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Hence, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Additionally, it may be difficult for a Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely a Fund’s ability to make dividend distributions to shareholders. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Affiliates Risk.  A Fund may invest in the debt and equity securities issued of MLP affiliates and companies that own MLP general partner interests that are energy infrastructure companies. A Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to the Infrastructure Debt Fund’s 25% limitation on investments in MLPs. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

MLP Risk.  Investments in securities of MLPs involve risks that differ from an investment in common stock and debt.

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Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, unit holders may not elect the general partner or the directors of the general partner and they have limited ability to remove an MLP’s general partner.

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MLPs are controlled by their general partners, which may be subject to conflicts of interest. General Partners typically have limited fiduciary duties to an MLP, which could allow a general partner to favor its own interests over the MLP’s interests.

•	General partners of MLPs often have limited call rights that may require unit holders to sell their common units at an undesirable time or price.

•	MLPs may issue additional common units without unit holder approval, which would dilute the interests of existing unit holders, including a Fund’s ownership interest.

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A Fund may derive substantially all or a portion of its cash flow from investments in equity or debt securities of MLPs. The amount of cash that a Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to its partners and the tax character of those distributions. Neither a Fund nor the Advisor has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. If part of a Fund’s investment objective is to generate income, the Fund’s investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not be able to meet its stated investment objective.

MLP Tax Risk.

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A Fund’s ability to meet its investment objective will depend on the level of taxable income, dividends and distributions it receives from the MLPs and other securities of energy infrastructure companies in which it invests. The benefit you are expected to derive from a Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s underlying business mix, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate (currently at a maximum rate of 35%). If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

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The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial or administrative changes and differing interpretations, possibly on a retroactive basis. For example, members of Congress are considering substantive changes to the existing federal income tax laws that affect certain publicly traded partnerships. Any modification to the federal income tax laws and interpretations thereof may or may not be applied retroactively. Specifically, federal income tax legislation has been proposed that would eliminate partnership tax treatment for certain publicly traded partnerships and re-characterize certain types of income received from partnerships. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund. In addition, there have been proposals for the elimination of tax incentives widely used by oil, gas and coal companies, and the imposition of new fees on certain energy producers. The elimination of such tax incentives and imposition of such fees could adversely affect MLPs and other natural resources sector companies in which the Fund invests and/or the natural resources sector generally.

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A Fund will be a limited partner in the MLPs in which it invests. As a result, it will be allocated a pro rata share of income, gains, losses, deductions and expenses from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. A Fund that is taxed as a C corporation will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The percentage of an MLP’s income and gains which is offset by tax deductions and losses will fluctuate over time for various reasons. A significant slowdown in acquisition activity by MLPs held in a Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current income tax liability to the Fund.

Non-Diversification Risk.  The Alpha Fund, Income Fund, Alpha Plus Fund, and Infrastructure Debt Fund are non-diversified investment companies under the 1940 Act. Accordingly, each of these Funds may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in these Funds may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of a Fund’s shares.

Pay-In-Kind (PIK) Securities Risk.  Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities. Pay-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, a Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

Private Equity and Debt Risks.  Private equity and debt investments involve a high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which a Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. A Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which a Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Private Investments in Public Equity (PIPEs) Risk.  PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. PIPE transactions will generally result in a Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. A Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Alternatively, it may be possible for securities acquired in a PIPE transaction to be resold in transactions exempt from registration in accordance with Rule 144 under the 1933 Act, or otherwise under the federal securities laws. There is no guarantee, however, that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of a Fund’s investments. As a result, even if a Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Regulatory Risk.  A Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to a Fund’s tax treatment as a “C” corporation or RIC, as applicable, or investments in MLPs or other instruments could increase a Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  A Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Funds’ portfolios had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce a Fund’s rights.

Restricted Securities Risk.  A Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund may not be able to sell restricted securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of restricted securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Restricted securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in restricted securities may have an adverse impact on net asset value (“NAV”). A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Reverse Repurchase Agreement Risk.  Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by a Fund may decline below the repurchase price or that the other party may default on its obligations, causing delays, additional costs or the restriction of proceeds from the sale. Similar to a borrowing, reverse repurchase agreements provide a Fund with cash for investment and operational purposes. When a Fund engages in reverse repurchase agreements, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create expenses and requires that a Fund have sufficient cash available to repurchase the debt obligation when required.

RIC Qualification Risk.  The Infrastructure Debt Fund intends to qualify for treatment as a RIC under the Code, which means that the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships, which include MLPs. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.

Securities Lending Risk.  The Alpha Plus Fund and Infrastructure Debt Fund may lend their portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a Fund’s securities typically will provide collateral in the form of cash that is reinvested in securities. A Fund may lose money on its investment of the collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. A Fund’s portfolio loans must comply with the collateralization and other requirements of any securities lending agreement and applicable securities regulations. Additionally, delays may occur in the return of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of a Fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Warrants Risk.  Investments warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Portfolio Holdings Disclosure Policy

The Funds have adopted a policy on disclosing their portfolio holdings information. A description of the Funds’ policy is included in the SAI.

MANAGEMENT OF THE OPPENHEIMER STEELPATH FUNDS

The Funds are managed by OFI SteelPath, Inc. (“OFI Steelpath” or the “Advisor”), an advisor registered with the SEC under the Investment Advisers Act of 1940. OFI Steelpath manages the overall investment operations of the Funds in accordance with each Fund’s investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).

For its advisory services to the Funds, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Fund. The management fees paid to OFI Steelpath for the fiscal year ended November 30, 2012, net of all management fee waivers, were as follows:

Fund	Net Fees Paid (as a percentage of average net assets)
Select 40 Fund	0.66%
Alpha Fund	1.05%
Income Fund	0.78%
Alpha Plus Fund	0.00%
Infrastructure Debt Fund	0.00%

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with respect to each Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year ended November 30, 2012.

Advisory Fee

Under the terms of the Advisory Agreement, each Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets, at the rates set forth in the chart below. The advisory fee for each Fund is computed and paid monthly.

Prior to December 3, 2012, the Funds paid the Advisor the following annualized fees:

Fund	Fee
Select 40 Fund	0.70%
Alpha Fund	1.10%
Income Fund	0.95%
Alpha Plus Fund	1.25%
Infrastructure Debt Fund	0.80%

Effective December 3, 2012, each Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets, at a rate that declines on additional assets as the Fund grows:

Fund	Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and Up to $5 Billion	Net Assets in Excess of $5 Billion
Select 40 Fund	0.70%	0.68%	0.65%
Alpha Fund	1.10%	1.08%	1.05%
Income Fund	0.95%	0.93%	0.90%
Alpha Plus Fund	1.25%	1.23%	1.20%
Infrastructure Debt Fund	0.80%	0.78%	0.75%

The Advisor’s Investment Management Team

The Advisor has established an investment committee (the “Investment Committee”) that provides investment-related services to the Funds. The Investment Committee is led by Gabriel Hammond, Stuart Cartner and Brian Watson.

Gabriel Hammond. Mr. Hammond is a Senior Vice President of the Advisor, Vice President of the Trust, and a portfolio manager of the MLP Select 40 Fund, MLP Alpha Fund, MLP Income Fund, and MLP Alpha Plus Fund. Prior to joining the Advisor in 2012, Mr. Hammond founded and was a former member and portfolio manager of SteelPath Fund Advisors LLC (“SFA”) and SFA’s affiliate, SteelPath Capital Management, LLC (“SCM”). SCM was established in 2004 and SFA was established in October of 2009. Prior to founding SCM, Mr. Hammond covered the broader Energy and Power sector at Goldman, Sachs & Co., in the firm’s Equity Research Division from 2001 to 2004. Specializing in the midstream energy MLP space, Mr. Hammond advised Goldman Sachs Asset Management, which held an estimated $2 billion of MLP securities (both as principal and on behalf of its clients), with portfolio allocation, short-term trading, and tax-advantaged specialty applications. In addition, Mr. Hammond marketed nearly 30 public MLP offerings while at Goldman Sachs. Mr. Hammond is a member of the Board of Directors of the National Association of Publicly Traded Partnerships. Mr. Hammond graduated from Johns Hopkins University with Honors in Economics.

Stuart Cartner. Mr. Cartner is a Vice President of the Advisor and the Trust, and a portfolio manager of the MLP Select 40 Fund, MLP Alpha Fund, MLP Income Fund, and MLP Alpha Plus Fund. Prior to joining the Advisor in 2012, he was a member and portfolio manager of SFA since its formation in 2009 and SCM since 2007. Prior to joining SCM, Mr. Cartner was a Vice President in the Private Wealth Management Division of Goldman, Sachs & Co from 1988 to 2007. He was responsible for managing a $200 million portfolio of midstream energy MLPs for over a decade, garnering a deep understanding of the individual companies as well as the macro fundamentals and investor psychology that drive the sector. With more than 19 years at Goldman Sachs and through his membership in a broader investment team with $3 billion under management, Mr. Cartner has diverse investing and risk management experience across the private and public equity and derivatives spaces. Prior to his time at Goldman Sachs, Mr. Cartner worked at Trammell Crow Co. and General Electric Co. Mr. Cartner received a B.S. in Finance and Management from Indiana University and an MBA in Finance and Marketing with Distinction from the Kellogg Graduate School of Management, Northwestern University.

        Brian Watson. Mr. Watson is a Vice President of the Advisor and the Trust, and a portfolio manager of the MLP Select 40 Fund, MLP Alpha Fund, MLP Income Fund, MLP Alpha Plus Fund, and MLP and Infrastructure Debt Fund. Prior to joining the Advisor in 2012, he was a member, portfolio manager and Director of Research of SFA since its formation in 2009. Prior to joining SFA, from 2005 to 2009, Mr. Watson was a portfolio manager at Swank Capital LLC, a Dallas, Texas based investment firm. From 2002 to 2005, Mr. Watson covered the MLP and diversified energy sectors for RBC Capital Markets in the firm’s Equity Research Division. Prior to this, Mr. Watson worked for Prudential Capital Group, helping to analyze, structure, and invest in debt private placements issued primarily by companies involved in the energy sector, including MLPs. Mr. Watson earned his MBA from the McCombs School of Business at the University of Texas at Austin in 2002 and his BBA from the University of Texas at Austin in 1996. Mr. Watson has been a CFA charter holder since 2000.

        Sean Wells. Mr. Wells is a Vice President of the Advisor and the Trust, and a portfolio manager of the MLP and Infrastructure Debt Fund. Prior to joining the Advisor in 2012, he was a Senior Research Analyst at SFA since 2011.  Prior to joining SFA, he was a Research Associate with RBC Capital Markets from 2006 where he covered midstream energy MLPs.  Besides covering the partnerships, he was responsible for building the associated models, in their various iterations, for valuing those entities.  Prior to joining RBC, Mr. Wells was a Senior Systems Engineer at Raytheon Missile Systems from 1998 to 2006, where he was involved in the design, development, and testing for the AIM-9X and AMRAAM missile programs.  Prior to joining Raytheon, Mr. Wells was a B-52G/H electronic warfare officer in the U.S. Air Force.  He received a Masters in Electrical Engineering from the Georgia Institute of Technology and an MBA and Masters in Finance from the University of Arizona.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership (if any) of shares in the Funds.

NET ASSET VALUE

The price of each Fund’s shares is based on its net asset value (or NAV), which is calculated by dividing the value of a Fund’s assets ( i.e.  the value of its assets less its liabilities) by the total number of shares outstanding. The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which a security is purchased or redeemed is based on the next calculation of NAV after receipt of an order in proper form by the Funds’ transfer agent or an appropriate financial intermediary.

Securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. If the last sale price on the NYSE is different from the last sale price on any other exchange on which a security is traded, the NYSE price will be used. However, if a last-quoted sales price is not readily available, securities will be valued at the mean of the last bid and ask price. If there are no sales on a day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day.

Exchange traded options on securities and indices generally will be valued at their last sales price or, if no last sales price is available, at their last bid price. Options traded in the over-the counter market will be valued based on the last bid prices obtained from two or more broker-dealers, unless there is only one broker-dealer, in which case that dealer’s last bid prices will be used. Futures contracts will be valued based upon the last sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions on a given day, the mean of the last bid and asked price. Swaps and other privately negotiated agreements will be valued pursuant to a valuation model approved by the Board, by an independent pricing service or prices supplied by the counterparty, which in turn are based on the market prices or fair values of the securities underlying the agreement.

Fixed income securities with maturities greater than 60 days will be valued based on prices received from an independent pricing service. Short-term fixed income securities with maturities of 60 days or less will be valued at amortized cost. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.

Pursuant to procedures adopted by the Board, the Advisor’s Valuation Committee will determine the fair value the Fund’s securities when price quotations or valuations are not readily available, readily available price quotations are valuations are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities. A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and will affect the value of a security. Generally, a security will be fair valued when trading in the security has been halted, a market price is not available from either a pricing service or a broker or a price has become stale.

Fair value pricing is intended to result in a more accurate determination of a Fund’s net asset value and should reduce the potential for stale pricing arbitrage opportunities in a Fund. However, attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

       Additional Information Regarding Deferred Tax Liability

Because the Select 40 Fund, Alpha Fund, Income Fund, and Alpha Plus Fund are treated as regular corporations, or “C” corporations, for U.S. federal income tax purposes, each Fund will incur tax expenses. In calculating each Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability is reflected in each Fund’s daily NAV.

Each Fund will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability balance at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an assumed state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by each Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. A Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce that Fund’s NAV.

Each Fund also will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance which reflects an estimate of that Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase that Fund’s NAV. To the extent each Fund has a deferred tax asset balance, that Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of that Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), each Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. Each Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. Each Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carry forward periods and the associated risk that operating loss carry forwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to that Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to each Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carry forwards expire in twenty years and federal capital loss carry forwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. Each Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of that Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.

Each Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. Each Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which information may not be provided to that Fund on a timely basis, in order to estimate that Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. Each Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of each Fund’s deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary dramatically from each Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of each Fund’s actual tax liability may have a material impact on each Fund’s NAV. Each Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding that Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to that Fund at such time. From time to time, each Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of each Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in that Fund’s NAV per share, which could be material.

THE FUNDS’ SHARE CLASSES

Each Fund offers four different share classes — Class A, Class C, Class I and Class Y shares. Additionally, the Select 40 Fund offers Class W shares. On June 28, 2013, each Fund’s Class I shares were renamed as Class Y shares, and the Select 40 Fund’s Class Y shares were renamed as Class W shares.  Also on that date, each Fund began offering newly created Class I shares.

After August 30, 2013, Class W Shares of Oppenheimer SteelPath MLP Select 40 Fund will no longer be offered for purchase.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the purchase restrictions, ongoing fees and expenses, and sales charges for each share class are different. The fees and expenses for each Fund are set forth in that Fund’s Fund Summary.

Where Can You Buy Fund Shares?

The Funds may be purchased either directly or through a variety of “financial intermediaries” that offer Fund shares to their clients.  Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund “supermarkets,” fee-based advisory or wrap free programs or college and retirement savings.

The Price of Fund Shares

Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Share Class Considerations

Once you decide that a Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. A Fund's operating costs that apply to a share class will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.

When selecting a share class, you should consider the following:

•	Which share classes are available to you;
•	How much you intend to invest;
•	How long you expect to own shares;
•	Total costs and expenses associated with a particular share class; and
•	Whether you qualify for a waiver or reduction of sales charges.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

▪
Investing for the Shorter Term. While each Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares. That is because the effect of the initial sales charge on Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.

▪
Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.

▪
Amount of Your Investment. Your choice will also depend on how much you plan to invest. If you plan to invest more than $100,000, and as your investment horizon increases, Class C shares might not be as advantageous as Class A shares. That is because the effect of the ongoing asset-based sales charge on Class

C shares may be greater than the effect of the reduced front-end sales charge on Class A share purchases of $100,000 or more. For an investor who is eligible to purchase Class I shares, that share class will be the most advantageous. For other investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

How Do Share Classes Affect Payments to Your Financial Intermediary?

The Class A and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Distributor also may pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts.

Class A Share Considerations

•
Class A shares are sold at their “Offering Price,” which is NAV plus, in most cases, a front-end sales charge of up to 5.75% for Class A shares, which means that a portion of your initial investment goes toward the sales charge and is not invested

•	The minimum initial investment is $3,000
•	12b-1 fee of 0.25%
•	Shareholder servicing fees of up to 0.15% (not currently imposed)

There is no initial sales charge on Class A purchases of $1 million or more, but a continent deferred sales charge (described below) may apply.

If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans or if you qualify for certain fee waivers. The following table shows the front-end sales charges for Class A shares both as a percentage of purchase price and as a percentage of the net amount you invest. The sales charge differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. If you invest more, the sales charge will be lower.

Any applicable sales charge will be deducted directly from your investment. Because of rounding in connection with the calculation of the sales charges, you may pay more or less than what is shown in the table below. Shares acquired through a reinvestment of dividends or capital gain distributions are not subject to a front-end sales charge. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below in “Waiver of Class A Sales Charges” and “Reduced Front End Sales Charges — Rights of Accumulation.”

Amount Invested	Front End Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested
Less than $25,000	5.75%	6.10%
$25,000 or more but less than $50,000	5.50%	5.82%
$50,000 or more but less than $100,000	4.75%	4.99%
$100,000 or more but less than $250,000	3.75%	3.90%
$250,000 or more but less than $500,000	2.50%	2.56%
$500,000 or more but less than $1 million	2.00%	2.04%
$1 million or more	None	None

Due to rounding, the actual sales charge for a  particular transaction may be higher or lower than the rates listed above.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:
•
Present and former trustees, members, officers, employees of the Advisor, the Advisor’s affiliate, and the Trust (and their “immediate family” as discussed herein), and retirement plans established by them for their employees;

•	Investors purchasing shares through a brokerage firm that has an agreement with a Fund or the Funds’ distributor to waive sales charges;
•	Investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Funds’ distributor;
•	401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, and other retirement plans;
•	Registered representatives or employees of intermediaries that have a selling agreement with the Funds (and their immediate family members, as defined herein);

•	Shares acquired through merger, acquisition or exchange offer;
•	Dividend reinvestment programs; and
•	Purchases through certain fee-based programs.

Investors who think they may be eligible for a front-end sales charge waiver should inform the Funds’ transfer agent or their financial intermediary. If you or your financial intermediary do not let the Funds’ transfer agent know that you are eligible for a waiver, you may not receive a sales charge discount to which you are otherwise entitled.

Reduced Front-End Sales Charges — Rights of Accumulation

For purposes of determining whether you are eligible for a reduced front-end sales charge on a purchase of Class A shares, you and your immediate family members (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in any class of shares of the Oppenheimer SteelPath Funds. This includes, for example, investments held in trust or other fiduciary accounts by or for you or an immediate family member, retirement accounts, such as IRA accounts, including traditional, Roth, SEP and SIMPLE, Uniform Gift to Minor Accounts, Coverdell Education Savings Accounts or qualified 529 plans, employee benefit plans, or investments through a financial intermediary. A fiduciary can apply a right of accumulation to all shares purchased for a single trust, estate or other fiduciary account.

If your Class A shares are held directly in the Oppenheimer SteelPath Funds or through a financial intermediary, you may combine the historical cost or current NAV, determined as of the last close of the NYSE, generally 4:00 p.m. Eastern Time, (whichever is higher) of your existing shares of any Oppenheimer SteelPath Fund with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If your Class A shares are held through certain financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV (but not the historical cost) of your existing shares of any Fund with the amount of your current purchase in order to take advantage of the reduced sales charge.

Investors must notify the Fund transfer agent or an approved financial intermediary at the time of purchase whenever a quantity discount is applicable to purchases and may be required to provide the Fund transfer agent or an approved financial intermediary with certain information or records to verify your eligibility for a quantity discount. Such information or records may include account statements or other records regarding the shares of the Fund held in all accounts (e.g., retirement accounts) of the investor and other eligible persons which may include accounts held at the Fund or at other approved financial intermediaries. If you or your financial intermediary do not let the Funds’ transfer agent know that you are eligible for a sales charge reduction, you may not receive a sales charge discount to which you are otherwise entitled. Shareholders should retain any records necessary to substantiate the historical cost of their shares, as the Fund, its transfer agent and approved financial intermediary may not retain this information.

Upon receipt of supporting documentation, a financial intermediary or the Funds’ transfer agent will calculate the combined value of all of your qualified accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Reduced Front-End Sales Charges — Letter of Intent

If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of the Oppenheimer SteelPath Funds, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Oppenheimer SteelPath Fund over the next 13 months in exchange for a reduced sales charge indicated on the above tables. The minimum initial investment under a Letter of Intent is $3,000. You must inform the Funds’ transfer agent or your financial intermediary that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your account. If you have purchased Class A shares of any Oppenheimer SteelPath Fund within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Concurrent Purchases

You may combine simultaneous purchases in Class A shares of the Oppenheimer SteelPath Funds to qualify for a reduced Class A sales charge.

Class A Contingent Deferred Sales Charge

Although there is no initial sales charge on Class A purchases of shares of one or more of the Funds totaling $1 million or more, effective June 28, 2013, new initial purchasers of those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month “holding period” measured from the date of purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.

The Distributor pays concessions from its own resources equal to 1.00% of Class A purchases of $1 million or more.  The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

Class C Share Considerations

•	CDSC of 1.00% if redeemed within one year of purchase
•	The minimum initial investment is $3,000
•	12b-1 fee of 1.00%

Class C shares of each Fund are sold at the Fund’s NAV per share without an initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, Class C shares are subject to a CDSC of 1.00% of the redemption proceeds if Class C shares are redeemed within one year of purchase. The CDSC is assessed on redemption proceeds in an amount equal to the lesser of the then current market value of the shares being redeemed or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. Because of rounding in connection with the calculation of the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the date of your purchase. No CDSC is assessed on Class C shares acquired through a reinvestment of dividends or capital gain distributions. You should retain any records necessary to substantiate the historical cost of your shares, as the Fund and your financial intermediary may not retain this information.

To keep your contingent deferred sales charge as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no contingent deferred sales charge. If there are not enough of these to meet your request, we will sell those shares that have been held the longest.

A Fund may waive the imposition of a contingent deferred sales charge on redemption of Class C shares under certain circumstances and conditions, including without limitation, the following:

•	Redemptions following death or permanent disability (as defined by the Code) of an individual investor;
•	Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code;
•	The redemption is due to involuntary redemptions by a Fund as a result of not meeting the minimum balance requirements, the termination and liquidation of a Fund or other actions;
•	The redemption is from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor (or Advisor) allowing this waiver;
•	Redemptions from 401(k) retirement plans;
•	The redemption is to return excess contributions made to a retirement plan; and
•	The redemption is to return contributions made due to a mistake of fact.

The CDSC will be waived in connection with required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) required to be distributed in accordance with Code Section 401(a)(9). The

Fund does not intend to waive the CDSC for any distributions from IRAs or other retirement plans not specifically described above.

Investors who think they may be eligible for a contingent deferred sales charge waiver should inform the Fund’s Transfer Agent or their financial intermediary. An investor or financial intermediary must notify a Fund’s transfer agent prior to the redemption request to ensure receipt of the waiver.

The Distributor normally will not accept purchase orders from a single investor for $1 million or more of Class C shares.  Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor

Class I Share Considerations

The Funds offer Class I shares, which are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:

•	make a minimum initial investment of $5 million or more per account (waived for retirement plan service provider platforms);
•	trade through an omnibus, trust, or similar pooled account; and
•
be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; 529 college savings plans; and family offices.

Eligible Class I investors will not receive any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called “finder’s fees,” administrative fees or other similar fees on Class I shares. Class I shares are not available directly to individual investors. Individual shareholders who purchase Class I shares through retirement plans or other intermediaries will not be eligible to hold Class I shares outside of their respective retirement plan or intermediary platform.

Class I shares are sold at net asset value per share without a sales charge. An institutional investor that buys Class I shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund’s other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent), and most of the special account features available to investors buying other classes of shares, do not apply to Class I shares.

Each Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Advisor or an affiliate of the Advisor.

Class Y Share Considerations

Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

An institutional investor that buys Class Y shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund’s other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Advisor, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

Class W Share Considerations

Class W shares are offered only in the Select 40 Fund and are available for purchase only if you are the client of a high-net worth advisor that has an arrangement with the Fund. In all other respects, Class W shares are the same as Class Y shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Distribution and Service Plans for Class A shares

Each Fund has adopted a Distribution and Service Plan for Class A shares that compensates the Distributor in connection with the distribution of shares and for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Each Fund makes these payments quarterly, or at such other period as deemed appropriate by the Distributor, calculated at an annual rate of 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.

Distribution and Service Plans for Class C shares

Each Fund has adopted a Distribution and Service Plan for Class C shares to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, a Fund pays the Distributor an asset-based sales charge for Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes. Each Fund also pays a service fee under the plans at an annual rate of 0.25% of the aggregate daily net assets of Class C in administrative support. Altogether, these fees increase the Class C shares annual expenses by 1.00%, calculated on the daily net assets of the class. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class C shareholders. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

Class C shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those shares to the intermediary for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS

The Advisor and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Advisor’s and/or the Distributor’s own resources and/or assets, including from the revenues or profits derived from the advisory fees the Advisor receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Advisor and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Advisor or Distributor from their own resources are not reflected in the tables in the “Fees and Expenses of the Fund” section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of the fund “supermarkets,” sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as “distribution-related” or “servicing” payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “revenue sharing.” Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Advisor or Distributor may reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Advisor does not consider a financial intermediary’s sales of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary’s sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary’s sales system, as well as the overall quality of the services provided by the intermediary and the Advisor or Distributor’s relationship with the intermediary. The Advisor and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Advisor or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Advisor or Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Advisor, the Distributor or the Transfer Agent to the financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Advisor or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus.  You should ask your financial intermediary for details about any such payments it receives from the Advisor or the Distributor and their affiliates, or any other fees or expenses it charges.

HOW TO BUY SHARES

Shares of the Funds may be purchased directly from the Funds by contacting the Funds’ transfer agent, and may also be purchased from financial intermediaries that make shares of the Funds available to their customers.

You may purchase Fund shares at the NAV per share next computed after receipt of your purchase order in proper form by the Funds’ transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), or an appropriate financial intermediary. See “NET ASSET VALUE.” An order is in proper form if it meets applicable requirements as described in this Prospectus.

The minimum initial investment in the Funds is $3,000. Subsequent investments in an account may be made in any amount of $100 or more. The Funds may waive these minimum investment requirements in special circumstances and may modify these requirements at any time. The Funds reserve the right to reject any purchase order. You will not receive any stock certificate evidencing your purchase of Fund shares.

To comply with the USA PATRIOT Act of 2001 and the Funds’ Anti-Money Laundering Program, you are required to provide certain information to the Fund when you purchase shares. You must supply your full name, date of birth, Social Security number, and permanent street address (and not a post office box) on your account application. You may, however, use a post office box as your mailing address. Please contact the Transfer Agent at 888-614-6614 if you need additional assistance when completing your account application. If the Transfer Agent cannot obtain reasonable proof of your identity, the account may be rejected and you will not be allowed to purchase shares for your account until the necessary information is received. The Funds reserve the right to close any account after shares are purchased if clarifying information or documentation is requested from you but is not received.

Small-Balance Account Fee

Although the minimum initial investment in the Funds is $3,000, except in the case of Class I shares, which are discussed below, if the value of your account with the Funds is less than $10,000, your account may be subject annually to a $24 small-balance account fee that will be assessed by redeeming shares from your account. The small-balance account fee is assessed during the fourth calendar quarter of each year, but will not be assessed on accounts that have been maintained for less than six months. The fee also does not apply to shares held through an omnibus account with the Fund maintained by your securities dealer or mutual fund market place or group retirement or employee savings plan accounts. The small-balance account fee is intended to offset the higher costs associated with maintaining small accounts that all shareholders of the Fund indirectly bear. The effective annual expenses borne by shareholders who invest less than $10,000 in the Fund and are subject to the small-balance account fee will be higher as a result of this fee. If you plan to invest less than $10,000, you should consider the fact that the small-balance account fee (if applicable) will increase the expenses you bear as a shareholder, which increase may be as much as 0.8% annually (if you invest only $3,000).

The minimum account balance for Class I shares is $2.5 million. If a Class I account balance falls below $2.5 million, the account may be involuntarily redeemed or converted into a Class Y share account. This minimum balance policy does not apply to accounts for which the minimum initial investment is waived.

Purchase by Internet

You may purchase shares of the Funds by completing and submitting an electronic account application at the Fund’s website at  www.steelpath.com and funding your purchase through an electronic Automated Clearing House (“ACH”) transfer of money to the Fund from your checking or savings account. For more information on this service, please go to  www.steelpath.com or call 888-614-6614. As with any transactions you effect on the internet there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used.

Purchases Through Automated Clearing House Transfers

Even if you do not open your account online, you may purchase additional shares of the Funds through an ACH transfer of money from your checking or savings account. The ACH service will automatically debit your pre-designated bank account for the desired amount. You must complete an account application and certain other forms before purchasing fund shares through an ACH transfer. For more information on this service, and required forms, please go to the Fund’s website, www.steelpath.com, or call 888-614-6614.

Purchase by Mail

You may also purchase shares by sending a check made payable to the “Oppenheimer SteelPath MLP Funds” as applicable, together with a completed account application in the case of an initial investment, to:

Regular Mail

Oppenheimer SteelPath MLP Funds Trust
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53201-2175

Express/Overnight Mail

Oppenheimer SteelPath MLP Funds Trust
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

Subsequent investments made by mailing a check should be accompanied by the investment form (which is attached to the confirmations and statements sent by the Fund and is also available on the Fund’s website,  www.steelpath.com, or from the Transfer Agent).

The Funds do not accept payment in cash or money orders. The Funds also do not accept third-party checks, Treasury checks, cashier’s checks, official checks, teller’s checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated online bill-pay checks, or any conditional order or payment. In addition, undated checks, unsigned checks, and checks dated six months or more prior to their receipt by the Transfer Agent, will be rejected. Checks for the purchase of shares must be made payable to the applicable Fund and be drawn on a bank located within the United States and payable in U.S. dollars. Always write your Fund account number on the check. The Transfer Agent will charge you a $25 fee for any returned check.

Purchase by Wire

You may purchase shares for initial investment or for subsequent investments by wiring federal funds. Your bank should transmit funds by wire to:

Bank Name:	UMB Bank, n.a.
ABA Number:	101000695
Account Name:	Oppenheimer SteelPath Funds
Account No.:	9871879410
Further Credit:	Fund Name, Shareholder Name, and Shareholder Account Number

For Initial Investment by Wire

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have received your completed account application. You can mail or overnight-deliver your account application to the Transfer Agent. Upon receipt of your account application, the Transfer Agent will establish an account for you. The wire from your bank must include the name of the Fund and your name and account number so that your wire can be correctly applied.

Please be sure to submit a completed account application with an initial purchase order. An account application must be on file with the Transfer Agent to purchase shares.

For Subsequent Investments by Wire

Before sending your wire, please contact the Transfer Agent by calling 888-614-6614. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received before the close of the NYSE, normally 4:00 p.m. Eastern time to be eligible for same-day pricing. The Funds and their agents are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or for incomplete wire instructions or errors in those instructions.

Purchase Through an Authorized Securities Dealer or Mutual Fund Marketplace

You may purchase shares of the Funds through any securities dealer or mutual fund marketplace that has been authorized by the Fund to make shares available. Authorized securities dealers may be authorized by the Funds to designate other intermediaries to receive purchase and redemption orders. An order to purchase shares is deemed received by the applicable Fund when the authorized securities dealer or mutual fund marketplace (or, if applicable, its authorized designee) receives the order in such form as meets requirements established by the particular securities dealer or mutual fund marketplace.

Your securities dealer, a mutual fund marketplace, or another financial organization may establish policies that differ from those of the Funds. For example, the organization may impose higher minimum investment requirements than are imposed by the Funds or may charge you a transaction fee or other fees in connection with purchases and redemptions of Fund shares (which may not be imposed by the Funds). Ask your financial intermediary for details.

Canceled or Failed Payments

The Funds accept checks and ACH transfers for the purchase of shares at full value, subject to collection. If you pay for shares with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any resulting losses or expenses incurred by the applicable Fund or the Transfer Agent, and the Fund may redeem shares you own in the account to effect reimbursement. The Funds and their agents have the right to reject or cancel any purchase order because of nonpayment.

HOW TO REDEEM SHARES

You may redeem shares of the Funds on any day the NYSE is open for business. As described below, redemption requests may be made by mail or telephone through the Transfer Agent, online (in certain circumstances) or may be made through an authorized financial intermediary or mutual fund marketplace. For redemption requests received prior to 4:00 p.m., Eastern Time, your shares will be redeemed at their current NAV per share next computed after receipt of your redemption request in accordance with the procedures described in this Prospectus. For redemption requests received following 4:00 p.m., Eastern Time, your shares will redeemed at the following business day’s NAV per share in accordance with the procedures described in this Prospectus. The value of the shares redeemed may be more or less than their original cost, depending upon changes in a Fund’s NAV per share.

The Funds normally make payment for all shares redeemed as soon as practicable, generally within two business days, but no later than seven days after receipt by the Transfer Agent of a redemption request in proper form. If you purchase shares by check or ACH and submit shortly thereafter a redemption request (but not the date on which the redemption price is determined), the redemption proceeds will not be transmitted to you until your purchase check or ACH transfer has cleared. This process may take up to seven days. This delay can be avoided if shares are purchased by wire and it does not apply if there are sufficient other shares in your account to satisfy the requested redemption. Shareholders who redeem shares held in an IRA must indicate on their redemption request whether federal income taxes or any applicable state taxes should be withheld. If not, this type of redemption can be subject to federal income tax withholding and, possibly, state taxes.

The right of redemption may be suspended or the date of payment postponed (1) during any period when the NYSE is closed (other than customary weekend and holiday closings); (2) when trading in the markets the Fund ordinarily uses is restricted, or when an emergency exists such that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (3) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

Shares of the Funds may be redeemed by using one of the procedures described below. For additional information regarding redemption procedures, you may go to the Funds’ website,  www.steelpath.com , or call 888-614-6614 or your securities dealer.

Redemptions by Mail:

You may redeem shares by mailing a written request indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem to:

Regular Mail:
Oppenheimer SteelPath MLP Funds Trust
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53201-2175

Express/Overnight Mail::
Oppenheimer SteelPath MLP Funds Trust
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

The proceeds of a written redemption request are normally paid by check made payable to the shareholder(s) of record and sent to your address of record. You may request that redemption proceeds of $1,000 or more be wired to your account at any member bank of the Federal Reserve System if you have previously designated that account as one to which redemption proceeds may be wired. A $15 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. Depending upon how quickly you wish to receive payment, you can request that payment be made by ACH transfer, without charges, if you have established this redemption option.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form are generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor. A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to any person, address, or bank account not on record.
•	If a change of address was received by the Transfer Agent within the past 15 days.
•	For all redemptions in excess of $50,000 from any shareholder account.

The Transfer Agent may also require a signature guarantee when establishing or modifying certain services on an account and in other instances it deems appropriate.

If you have any questions about signature guarantees, please call 888-614-6614.

Telephone Redemption Requests

You may redeem shares by telephone request if you have elected to have this option. To arrange for telephone redemptions after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, please contact the Transfer Agent at 888-614-6614 to obtain the forms. The request must be signed by each account owner and may require a signature guarantee. You may place a telephone redemption request of up to $50,000 by calling 888-614-6614. You may choose to have the redemption paid by check sent to your address of record, or by federal funds wire transfer (minimum amount of $1,000) to your account at any member bank of the Federal Reserve System or electronic ACH funds transfer to your pre-designated bank account. A $15 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. There is no charge for proceeds sent by ACH transfer; however, you may not receive credit for transferred funds for two to three days or up to seven days.

During times of extreme economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption. In such event, you should consider using a written redemption request sent by overnight service to:

Oppenheimer SteelPath MLP Funds Trust
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

Using this procedure may result in your redemption request being processed at a later time than it would have been if the telephone redemption procedure had been used. During the delay, the applicable Fund’s NAV per share may fluctuate.

By selecting the telephone redemption option, you authorize the Transfer Agent to act on telephone instructions reasonably believed to be genuine. The Transfer Agent employs reasonable procedures, such as requiring a form of personal identification, to confirm that telephone redemption instructions are genuine. None of the Funds or the Transfer Agent will be liable for any losses resulting from unauthorized or fraudulent instructions if these procedures are followed.

The Funds reserve the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the number of requests within a specified period. Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemptions Using the Internet

You may redeem shares of the Funds on their website at www.steelpath.com. However, if you choose not to have the ability to redeem shares by telephone, you will also be unable to redeem shares using the internet. Although the systems used by the Transfer Agent include appropriate security measures intended to prevent unauthorized transactions, as with any transactions you effect on the internet, there are various risks associated with the use of the internet to redeem shares of the Fund, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used.

Redemptions Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, your redemption request may be placed through that organization. Shares will be redeemed at the NAV per share next computed after your request is received by the authorized securities dealer or mutual fund marketplace (of, if applicable, its authorized designee) in such form as meets the requirements of the particular entity.

Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing the redemption of Fund shares. Ask your financial intermediary for details.

HOW TO EXCHANGE SHARES

If you purchased shares of a Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to affect an exchange.

If you purchased shares of a Fund directly through us, your shares may be exchanged by calling 888-614-6614 to speak to a representative, through our website, www.steelpath.com.

Shares of any class of a Fund may be exchanged for shares of the same class of another Oppenheimer SteelPath Fund, subject to the investment requirements of that Fund. Obtain a Prospectus for a Fund from your financial adviser, the Funds or through the Funds’ website at www.steelpath.com. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “How to Buy Shares” and “How to Redeem Shares” for additional limitations that apply to purchases and redemptions. There is no front-end sales charge on exchanges between Class A shares of a Fund for Class A shares of another Fund. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the Class C shares being exchanged for Class C shares of another Fund. Shares subject to a contingent deferred sales charge will not be charged a contingent deferred sales charge in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a contingent deferred sales charge, depending on when you originally purchased the exchanged shares. For purposes of computing the contingent deferred sales charge, the length of time you owned your shares will be measured from the date of original purchase and will not be affected by any exchange. Before exchanging shares, shareholders should consider how the exchange may affect any contingent deferred sales charge that might be imposed on the subsequent redemption of remaining shares.

If shares were purchased by check or ACH, to exchange out of one Fund and into another, a shareholder must have owned shares of the redeeming Fund long enough for the check or ACH to clear.

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds reserve the right to charge a fee and to modify or terminate the exchange privilege at any time. Please refer to the section titled “Market Timing and Abusive-Trading Activity Policy” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Frequent Trading Policy

The Funds are intended to serve as an investment vehicle for long-term investors. Frequent trading or market timing, which the Trust generally defines as redeeming or exchanging Fund shares within 30 days of their purchase or exchange, can disrupt the Funds investment program and create additional transaction costs that are borne by all shareholders. Frequent trading or market timing of Fund shares may adversely affect Fund performance and the interests of long-term investors by requiring a Fund to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when frequent trading or market timing occurs, a Fund may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Fund’s performance may be hurt. When large dollar amounts are involved, frequent trading or market timing can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of frequent trading or market timing. The Trust believes that it is not in the interests of its shareholders to accommodate frequent trading or market timing, and the Board has adopted policies and procedures designed to deter these practices.

The Funds discourage frequent purchases, redemptions and exchanges of Fund shares and do not accommodate such trading activity. If it is determined that a person or entity has engaged in frequent trading, the Funds will make a reasonable effort to prohibit any future purchase or exchange orders from that person or entity and the Trust may terminate these relationships. In making such judgments, the Trust seeks to act in a manner it believes to be consistent with the best interests of shareholders. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Financial intermediaries that offer Fund Shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Fund’s policies to discourage frequent trading and market timing by investors. Certain intermediaries that offer Fund shares may be unable to enforce the Fund’s policies. However, the Trust generally monitors the trading activity of intermediaries in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Fund’s policies. The Fund may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Fund.

The Trust monitors trading activity in the Fund to attempt to identify shareholders engaged in frequent trading or market timing. The Trust may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Trust to detect frequent trading and market timing activity by investors who own shares through an intermediary is limited.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

It is the policy of the Income Fund to distribute monthly, and for each of the other Funds to distribute quarterly, substantially all of the distributions received on its investments. A Fund’s distributions may exceed the amount the Fund receives from the underlying MLPs. In particular, since their inception, the MLP Select 40 and the MLP Alpha Fund have regularly, and the MLP Income Fund has at times, distributed amounts in excess of the distributions received from underlying MLPs. Those funds (as well as the other Funds) can make such distributions in the future.

Each Fund, except the Infrastructure Debt Fund, anticipates that, due to the tax characterization of cash distributions made by MLPs, a significant portion of its distributions to shareholders will consist of return of capital for U.S. federal income tax purposes. In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds a Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in a shareholder’s basis in the Fund’s shares and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. Distributions in excess of a shareholder’s adjusted tax basis in its shares are generally treated as capital gains. Unless requested otherwise by you, dividends and other distributions will be automatically reinvested in additional shares of the applicable Fund at the NAV per share in effect on the day after the record date.

The Trust is an open-end registered investment company under the 1940 Act. As such, the Funds are generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Funds. In this regard, that portion of the Infrastructure Debt Fund’s income which consists of gain realized by the Fund on a sale of equity units in an MLP (other than the portion of such gain representing recapture income) will constitute long-term capital gain subject to this limitation. Cash distributions received by the Infrastructure Debt Fund from the MLPs in which it invests generally will not constitute long-term capital gain, except to the extent that (i) such MLP distributions relate to long-term capital gain realized by the MLP on a sale by the MLP of its assets or (ii) the distributions received from a particular MLP exceed the Infrastructure Debt Fund’s tax basis in its equity units in such MLP.

Tax Matters

The following is a general summary of certain U.S. federal income tax considerations affecting the Funds and investors in the Funds. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances or to investors who are subject to special rules, such as banks, thrift institutions and certain other financial institutions, real estate investment trusts, insurance companies, brokers and dealers in securities or currencies, certain securities traders, individual retirement accounts, certain tax-deferred accounts and, except as specifically provided under “Federal Income Taxation of Holders of the Funds’ Shares — Non-U.S. Shareholders” below, foreign investors.

Unless otherwise noted, this discussion assumes that you are a U.S. Shareholder and that you hold Fund shares as capital assets. For purposes of this summary, a “U.S. Shareholder” means a beneficial owner of a Fund’s shares that, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S., (ii) a corporation or other entity taxable as a corporation created in or organized under the laws of the U.S., any state thereof, or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income tax regardless of its source, or (iv) a trust if (A) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (B) the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. If a partnership holds shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold shares should consult their tax advisors.

The following discussion is based upon the Code, Treasury Regulations, judicial authorities, published positions of the IRS and other applicable authorities, all as in effect on the date of this Prospectus and all of which are subject to change or differing interpretations (possibly with retroactive effect). No ruling has been or will be sought from the IRS regarding any matter discussed in this Prospectus. Counsel to the Funds has not rendered any legal opinion regarding any tax consequences relating to the Funds or your investment in the Funds. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax information set out below.

Select 40 Fund, Alpha Fund, Income Fund and Alpha Plus Fund:  Regular or “C” corporations must maintain and report to the Internal Revenue Service (“IRS”) and each shareholder on Form 1099-B the shareholder’s cost basis by tax lot and holding period of “covered” security sales. Covered securities are shares acquired on or after January 1, 2011. A fund is not responsible for maintaining and reporting share information if such shares are not deemed “covered”.

The new tax regulations require that the Funds elect a default tax identification methodology in order to perform the required reporting. The Funds have chosen the first-in-first-out (“FIFO”) method as the default tax lot identification method for its shareholders. This is the method the Funds will use to determine which specific shares are deemed to be sold when a shareholder’s entire position is not sold in a single transaction and is the method in which “covered” share sales will be reported on a shareholder’s Form 1099.

However, at the time of purchase or upon the sale of “covered” shares, shareholders may choose a different tax lot identification method except for average cost. Regular or “C” corporation shareholders may not select average cost as their cost basis method. Shareholders should consult a tax advisor with regard to their personal circumstances as the Funds and their service providers do not provide tax advice.

Infrastructure Debt Fund:  Mutual funds must maintain and report to the Internal Revenue Service (“IRS”) and each shareholder on Form 1099-B the shareholder’s cost basis by tax lot and holding period of “covered” security sales. For mutual fund shares, covered securities are shares acquired on or after January 1, 2012. A fund is not responsible for maintaining and reporting share information if such shares are not deemed “covered”.

The new tax regulations require that the Infrastructure Debt Fund elect a default tax identification methodology in order to perform the required reporting. The Fund has chosen the first-in-first-out (“FIFO”) method as the default tax lot identification method for its shareholders. This is the method the Fund will use to determine which specific shares are deemed to be sold when a shareholder’s entire position is not sold in a single transaction and is the method in which “covered” share sales will be reported on a shareholder’s Form 1099.

However, at the time of purchase or upon the sale of “covered” shares, shareholders may choose a different tax lot identification method. Shareholders should consult a tax advisor with regard to their personal circumstances as the Fund and its service providers do not provide tax advice.

Tax matters are complicated, and the tax consequences of an investment in and holding of a Fund’s shares will depend on the particular facts of each investor’s situation. You are advised to consult your own tax advisors with respect to the application to your own circumstances of the general federal income tax rules described below and with respect to other federal, state, local or foreign tax consequences to you before making an investment in a Fund’s shares.

Federal Income Taxation of the Funds

Select 40 Fund, Alpha Fund, Income Fund, and Alpha Plus Fund:  Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, none of the Funds other than the Infrastructure Debt Fund meet current tests for qualification as a RIC under Subchapter M of the Code because of the fact that most or substantially all of each such Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to these Funds or to their shareholders. As a result, each such Fund is treated as a corporation for federal and state income tax purposes, and will pay federal income tax (currently at a maximum rate of 35%) and state income tax on its taxable income. Each Fund may be subject to a 20% alternative minimum tax on its alternative minimum taxable income to the extent that the alternative maximum tax exceeds the Fund’s regular income tax liability.

The Funds invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a partner in the MLPs, each Fund must report its allocable share of the MLPs’ taxable income in computing its taxable income, regardless of the extent (if any) to which the MLPs make distributions. Based upon the Advisor’s review of the historic results of the types of MLPs in which the Funds invest, the Advisor expects that the cash flow received by each Fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions, such as accelerated depreciation. There is no assurance that the Advisor’s expectation regarding the tax character of MLP distributions will be realized. If this expectation is not realized, there may be greater tax expense borne by the applicable Fund and less cash available to distribute to you or to pay to expenses.

The Funds other than the Infrastructure Debt Fund will be subject to U.S. federal income tax at the regular graduated corporate tax rates on any gain recognized by the applicable Fund on any sale of equity securities of an MLP. As explained above, cash distributions from an MLP to a Fund that exceed such Fund’s allocable share of such MLP’s net taxable income will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

Each Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items will increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund will be subject to the alternative minimum tax.

Certain of the Funds’ investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the Funds to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

Infrastructure Debt Fund:  As long as the Infrastructure Debt Fund qualifies for the special tax treatment afforded to RICs under Subchapter M of the Code, the Fund (but not its shareholders) will not be subject to federal income tax on net ordinary income and net realized capital gains that it distributes to Fund shareholders. In order to qualify as a RIC for federal income tax purposes, the Fund must meet specific source-of-income, asset diversification and distribution requirements and be registered as a management company under the 1940 Act at all times during each taxable year. In particular, these diversification requirements provide that, to maintain favorable tax treatment, the Fund may not acquire a security if, as a result, with respect to 50% of the value of its total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of an issuer would be held by the Fund. With respect to the remaining 50% of the value of its total assets, the Fund would be limited to holding no more than 25% of its total asset value in the securities of any one issuer, the securities of any two or more issuers that it controls (by owning 20% or more of their voting power) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. This final category includes most MLPs and applies whether the Fund invests in debt or equity of the MLP. These limits apply only as of the end of each quarter of the Fund’s fiscal (taxable) year, and do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or to securities issued by other regulated investment companies. Failure to meet any of the tests would disqualify the Fund from RIC tax treatment for the entire year.

The remainder of this discussion assumes that the Infrastructure Debt Fund will qualify for treatment as a RIC each year, but there can be no assurance that it will do so.

Federal Income Taxation of Holders of the Funds’ Shares — U.S. Shareholders

Receipt of Distributions — Select 40 Fund, Alpha Fund, Income Fund, and Alpha Plus Fund.  Distributions made to you by Select 40 Fund, Alpha Fund, Income Fund, and Alpha Plus Fund (other than distributions in redemption of shares subject to Section 302(b) of the Code) will generally constitute dividends to the extent of your allocable share of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes. Generally, a corporation’s earnings and profits are computed based upon taxable income, with certain specified adjustments. As explained above, based upon the historic performance of the types of MLPs in which the Funds intend to invest, the Advisor anticipates that the distributed cash from the MLPs generally will exceed a Fund’s share of the MLPs’ taxable income. Consequently, the Advisor anticipates that only a portion of a Fund’s distributions will be treated as dividend income to you. To the extent that distributions to you exceed your allocable share of a Fund’s current and accumulated earnings and profits, your basis in the Fund’s shares with respect to which the distribution is made will be reduced, which will increase the amount of gain (or decrease the amount of loss) realized upon a subsequent sale or redemption of such shares. To the extent you hold such shares as a capital asset and have no further basis in the shares to offset the distribution, you will report the excess as capital gain. Such gain will be long-term capital gain if you have held the shares for more than one year.

Because the Funds will invest a substantial portion of their assets in MLPs, special rules will apply to the calculation of each Fund’s earnings and profits. For example, each Fund’s earnings and profits will be calculated using a depreciation method that is less favorable than the accelerated depreciation method used for calculating taxable income. This difference in treatment may, for example, result in a Fund’s earnings and profits being higher than the Fund’s taxable income in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these differences, a Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income for such year.

Distributions treated as dividends under the foregoing rules generally will be taxable as ordinary income to you but are generally expected to be treated as “qualified dividend income.” Under federal income tax law, qualified dividend income received by individuals and other non-corporate shareholders is taxed at long-term capital gain rates, which currently reach a maximum of 20%. For a dividend to constitute qualified dividend income, the shareholder generally must hold the shares paying the dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date, although a longer period may apply if the shareholder engages in certain risk reduction transactions with respect to the common stock.

In addition to constituting qualified dividend income to non-corporate investors, such dividends are expected to be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code. However, corporate shareholders should be aware that certain limitations apply to the availability of the dividends received deduction, including rules which limit the deduction in cases where (i) certain holding period requirements are not met, (ii) the corporate shareholder is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property, or (iii) the corporate shareholder’s investment in shares of a particular Fund is financed with indebtedness. Corporate shareholders should consult their own tax advisors regarding the application of these limitations to their particular situations.

If you participate in the Funds’ automatic dividend reinvestment plan, upon a Fund’s payment of a dividend to you, you will be treated for federal income tax purposes as receiving a taxable distribution from such Fund in an amount equal to the fair market value of the shares issued to you under the plan. The portion of such a distribution that is treated as dividend income will be determined under the rules described above.

Receipt of Distributions — Infrastructure Debt Fund.  Distributions by the Infrastructure Debt Fund generally will be taxable to U.S. Shareholders as ordinary income or capital gains. Distributions of net capital gains (which are generally net long-term capital gains in excess of net short-term capital losses) properly designated as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains currently at a maximum rate of 20% in the case of individuals, trusts or estates, regardless of the U.S. shareholder’s holding period for his, her or its common stock and regardless of whether paid in cash or reinvested in additional common stock. As discussed above, distributions in excess of earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such Shareholder’s shares and, after the adjusted basis is reduced to zero, will constitute capital gains to such U.S. Shareholder. Such capital gain will be long-term capital gain and thus will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund shares held by the U.S. Shareholder for more than one year. To the extent that distributions paid by the Fund are attributable to dividends received from corporations, such distributions may be eligible for the maximum tax rate of 20% currently applicable to qualified dividend income, or for the dividends received deduction, in each case provided that certain holding period and other requirements are met.

Any dividend declared by the Infrastructure Debt Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by U.S. Shareholders on December 31 of the year in which the dividend was declared. A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of his, her or its shares. Any gain arising from such sale or disposition generally will be treated as long-term capital gain if the U.S. Shareholder has held his, her or its shares for more than one year and such shares are held as capital assets. Otherwise, it would be classified as short-term capital gain. However, any capital loss arising from the sale or disposition of shares of Fund shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such shares. In addition, all or a portion of any loss recognized upon a disposition of shares may be disallowed if other Fund shares are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.

         In general, individual U.S. Shareholders currently are subject to a maximum federal income tax rate of 20% on their net capital gain, i.e., the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Fund shares. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Non-corporate U.S. Shareholders with net capital losses for a year ( i.e. , capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate stockholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses against ordinary income for a year, but may carry back such losses for three years or carry forward such losses for five years. The Fund will send to each U.S. Shareholder, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income (including the portion, if any, taxable at the lower effective rate currently applicable to “qualified dividends”) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally will be reported to the IRS (including the amount of dividends, if any, eligible for treatment as “qualified dividends”). Distributions may also be subject to additional state, local, and foreign taxes depending on a U.S. Shareholder’s particular situation.

Redemptions and Sales of Shares.  A redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in a Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above. A redemption by the Infrastructure Debt Fund will be treated as a sale or exchange.

Upon a redemption treated as a sale or exchange under the foregoing rules, you generally will recognize capital gain or loss equal to the difference between the cost of your shares and the amount you receive when you sell them. An exchange of shares of a Fund for shares of another fund will be treated as a taxable sale of such Fund’s shares with an amount realized equal to the fair market value of the shares received in the exchange. Any such capital gain or loss will be a long-term capital gain or loss if you held the shares for more than one year at the time of disposition. Long-term capital gains of certain non-corporate common shareholders (including individuals) are currently subject to U.S. federal income taxation at a maximum rate of 20%. The deductibility of capital losses is subject to limitations under the Code.

Investment by Tax-Exempt Investors and Regulated Investment Companies.  Employee benefit plans and most other organizations exempt from federal income tax, including individual retirement accounts and other retirement plans, are subject to federal income tax on their unrelated business taxable income, or UBTI.

An owner of shares of any of the Funds will not report on its federal income tax return any items of income, gain, loss and deduction that are allocated to the Fund from the MLPs in which the Fund invests. Moreover, dividend income from, and gain from the sale of, corporate stock generally does not constitute UBTI unless the corporate stock is debt-financed. Therefore, a tax-exempt investor will not have UBTI attributable to its ownership, sale, or the redemption of any Fund’s shares unless its ownership is debt-financed. In general, shares are considered to be debt-financed if the tax-exempt owner of the shares incurred debt to acquire the shares or otherwise incurred a debt that would not have been incurred if the shares had not been acquired.

Similarly, the income and gain realized from an investment in a Fund’s shares by an investor that is a RIC will constitute qualifying income for the RIC. Furthermore, a Fund’s shares will constitute “qualifying assets” to RICs, which generally must own at least 50% in qualifying assets at the end of each quarter, provided that, in the case of the Funds other than the Infrastructure Debt Fund, the amount of a Fund’s shares owned by the RIC does not constitute more than 5% of the value of the total assets held by the RIC or more than 10% of a Fund’s outstanding voting securities.

Recent Legislation (applicable to all of the Funds).  Recently enacted legislation requires certain U.S. Shareholders who are individuals, estates or trusts to pay an additional 3.8% tax on, among other things, dividends on and capital gains from the sale or other disposition of Fund shares for taxable years beginning after December 31, 2012. U.S. Shareholders should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Federal Income Taxation of Holders of the Funds’ Shares — Non-U.S. Shareholders

For purposes of this summary, the term “Non-U.S. Shareholder” means a beneficial owner of a Fund’s shares that is not a U.S. Shareholder.

Any Non-U.S. Shareholder who is described in one of the cases described below is urged to consult his, her or its own tax advisor regarding the U.S. federal income tax consequences of the redemption, sale, exchange or other disposition of common shares.

Receipt of Distributions.  Except as discussed below, distributions by a Fund will be treated as dividends for U.S. federal income tax purposes to the extent paid from such Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Dividends paid by a Fund to a Non-U.S. Shareholder generally will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty. If an income tax treaty applies to a Non-U.S. Shareholder, the Non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under the treaty in order to obtain a reduced rate of withholding tax. However, if the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder, and, if an income tax treaty applies, attributable to a permanent establishment in the United States of the Non-U.S. Shareholder. Such distributions will be subject to federal income tax at the rates applicable to U.S. persons, plus, in certain cases where the Non-U.S. Shareholder is a corporation, a branch profits tax at a 30% rate (or lower rate provided for an applicable treaty), and the Fund will not be required to withhold federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements. Special certification requirements apply to a Non-U.S. Shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their own tax advisors.

For taxable years beginning before January 1, 2014, interest-related dividends and short-term capital gain dividends paid by a RIC such as the Infrastructure Debt Fund are not subject to withholding. It is possible that legislation may be enacted extending these rules to later periods.

If the amount of a distribution exceeds a Non-U.S. Shareholder’s allocable share of the Fund’s current and accumulated earnings and profits, such excess will be treated for U.S. federal income tax purposes as a tax-free return of capital to the extent of the Non-U.S. Shareholder’s tax basis in such Fund’s shares. To the extent that any distribution received by a Non-U.S. Shareholder exceeds the sum of (i) such Non-U.S. Shareholder’s allocable share of a Fund’s current and accumulated earnings and profits and (ii) such Non-U.S. Shareholder’s tax basis in such Fund’s shares, such excess will be treated as gain from the sale of the shares and will be taxed as described in “Redemptions and Sales of Shares” below.

Distributions by the Infrastructure Debt Fund of net capital gains (i.e., net long-term capital gains in excess of short-term capital losses) to a Non-U.S. Shareholder will not be subject to federal withholding tax and generally will not be subject to federal income tax unless (a) the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder and, if an income tax treaty applies, are attributable to a permanent establishment or fixed base maintained by the Non-U.S. Shareholder in the United States, or (b) the Non-U.S. Shareholder is an individual, has been present in the United States for 183 days or more during the taxable year, and certain other conditions are satisfied.

Redemptions and Sales of Shares.  A redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in a Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above. A redemption by the Infrastructure Debt Fund will be treated as a sale or exchange.

A Non-U.S. Shareholder generally will not be subject to U.S. federal income tax on gain realized on a redemption that is treated as a sale or exchange for U.S. federal income tax purposes, or on gain realized on the sale, exchange or other non-redemption disposition of a Fund’s shares, except in the following cases:

•
the gain is effectively connected with a trade or business of the Non-U.S. Shareholder in the U.S. (and, if the Non-U.S. Shareholder is a qualifying resident of a country with which the U.S. has a tax treaty, such gain is attributable to a permanent establishment maintained by such Non-U.S. Shareholder in the U.S.),

•	the Non-U.S. Shareholder is an individual who is present in the U.S. for 183 days or more in the taxable year of disposition and who has a “tax home” in the U.S., or
•
a Fund is or has been a U.S. real property holding corporation, as defined below, at any time within the five-year period preceding the date of disposition of the common shares or, if shorter, within the period during which the Non-U.S. Shareholder has held the common shares. Generally, a corporation is a U.S. real property holding corporation if the fair market value of its U.S. real property interests as defined in the Code and applicable regulations, equals or exceeds 50% of the aggregate fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business. A Fund may be, or may prior to a Non-U.S. Shareholder’s disposition of common shares become, a U.S. real property holding corporation.

Any Non-U.S. Shareholder who is described in one of the foregoing cases is urged to consult his, her or its own tax advisor regarding the U.S. federal income tax consequences of the redemption, sale, exchange or other disposition of common shares.

Recent Legislation (applicable to all of the Funds).  Recently-enacted legislation generally imposes a U.S. withholding tax of 30% on payments to certain foreign entities, after December 31, 2012, of U.S.-source dividends and the gross proceeds from dispositions of stock that produces U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. The U.S. Treasury Department and the IRS have indicated that future regulatory guidance will provide for a phased-in implementation of these provision, with withholding on withholdable payments, other than gross proceeds, to begin on January 1, 2014, withholding on withholdable payments in the form of gross proceeds to begin on January 1, 2015, and withholding on certain “pass-thru payments” to begin no earlier than January 1, 2017. Non-U.S. Shareholders should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and sale or disposition of Fund shares.

Backup Withholding

Federal regulations generally require the Fund to withhold and remit to the U.S. Treasury a “backup withholding” tax with respect to dividends and the proceeds of any redemption paid to you if you fail to furnish the Fund or the Fund’s paying agent with a properly completed and executed IRS Form W-9, Form W-8BEN, or other applicable form. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines that your tax identification number (“TIN”) is incorrect or if you have failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%.

The foregoing discussion regarding federal and state taxation is for general information only. It is based on tax laws and regulations as in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. You should consult your own tax advisors concerning the federal, state, local, and foreign tax consequences of an investment in a Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal years since each Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Except as noted below, each Fund’s financial highlights were audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm. The report of Cohen Fund Audit Services, Ltd., along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

		Income From Investment Operations				Distributions From:				Ratio of Expenses to Average Net Assets:						Ratio of Investment Loss to Average Net Assets:

	Net Asset Value, Beginning of Year/ Period	Net invest- ment income/ loss(1)	Return of Capital(1)	Net Realized and Unrealized Gains (losses)(2)	Increase (Decrease) from Operations	Return of Capital	Total Distribu-tions	Net Asset Value, End of Year	Total Return (3)(10)	Net Assets, End of Year (000’s)	Before Waivers and Income Tax Expense(9)	Expense Waiver(9)	Net of Waivers Before Income Tax Expense(9)	Deferred Tax Expense (4)(9)	Total Expense (9)	Before Waivers and Income Tax Expense(9)	Expense Waiver(9)	Net of Waivers and Before Income Tax Expense(9)	Deferred Tax Benefit (5)(9)	Net Investment Loss(9)	Port-folio Turn-over Rate (10)
Oppenheimer SteelPath MLP Select 40 Fund
Class A Shares
For the year ended
11/30/2012	$10.56	(0.07)	0.43	0.46	0.82	(0.71)	(0.71)	$10.67	7.87%	$207,631	1.14%	(0.04%)	1.10%	4.14%	5.24%	(1.07%)	(0.04%)	(1.03%)	0.35%	(0.68%)	11%
11/30/2011	$10.74	(0.07)	0.44	0.14	0.51	(0.69)	(0.69)	$10.56	4.85%	$114,930	1.23%	(0.13%)	1.10%	1.94%	3.04%	(1.23%)	(0.13%)	(1.10%)	0.41%	(0.69%)	10%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.03)	0.30	0.96	1.23	(0.49)	(0.49)	$10.74	12.63%	$45,575	1.45%	(0.35%)	1.10%	14.65%	15.75%	(1.08%)	(0.35%)	(0.73%)	0.29%	(0.44%)	15%
Class C Shares
For the year ended
11/30/2012	$10.58	(0.12)	0.46	0.43	0.77	(0.71)	(0.71)	$10.64	7.36%	$23,372	2.04%	(0.19%)	1.85%	3.88%	5.73%	(1.96%)	(0.19%)	(1.77%)	0.63%	(1.14%)	11%
For the period from
7/14/2011 - 11/30/2011 (7)	$10.90	(0.05)	0.22	(0.14)	0.03	(0.35)	(0.35)	$10.58	0.33%	$2,895	4.29%	(2.44%)	1.85%	0.82%	2.67%	(4.29%)	(2.44%)	(1.85%)	0.69%	(1.16%)	10%
Class Y Shares(11)
For the year ended
11/30/2012	$10.63	(0.06)	0.44	0.47	0.85	(0.71)	(0.71)	$10.77	8.11%	$733,082	0.88%	(0.03%)	0.85%	4.20%	5.05%	(0.81%)	(0.03%)	(0.78%)	0.26%	(0.52%)	11%
11/30/2011	$10.78	(0.06)	0.43	0.17	0.54	(0.69)	(0.69)	$10.63	5.12%	$455,321	0.97%	(0.12%)	0.85%	2.18%	3.03%	(0.97%)	(0.12%)	(0.85%)	0.31%	(0.54%)	10%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.02)	0.30	0.99	1.27	(0.49)	(0.49)	$10.78	13.04%	$186,270	1.52%	(0.71%)	0.81%	14.52%	15.33%	(1.19%)	(0.71%)	(0.48%)	0.19%	(0.29%)	15%
Class W Shares(11)
For the year ended
11/30/2012	$10.62	(0.05)	0.41	0.50	0.86	(0.71)	(0.71)	$10.77	8.21%	$61,876	0.90%	(0.05%)	0.85%	4.18%	5.03%	(0.83%)	(0.05%)	(0.78%)	0.26%	(0.52%)	11%
11/30/2011	$10.78	(0.06)	0.41	0.18	0.53	(0.69)	(0.69)	$10.62	5.02%	$89,244	0.97%	(0.12%)	0.85%	1.88%	2.73%	(0.96%)	(0.12%)	(0.84%)	0.31%	(0.53%)	10%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.02)	0.27	1.02	1.27	(0.49)	(0.49)	$10.78	13.04%	$96,020	1.11%	(0.26%)	0.85%	15.06%	15.91%	(0.76%)	(0.26%)	(0.50%)	0.20%	(0.30%)	15%
Oppenheimer SteelPath MLP Alpha Fund
Class A Shares
For the year ended
11/30/2012	$10.38	(0.10)	0.41	0.70	1.01	(0.69)	(0.69)	$10.70	9.93%	$193,974	1.58%	(0.08%)	1.50%	5.55%	7.05%	(1.57%)	(0.08%)	(1.49%)	0.53%	(0.96%)	15%
11/30/2011	$10.71	(0.10)	0.43	0.02	0.35	(0.68)	(0.68)	$10.38	3.32%	$108,422	1.67%	(0.17%)	1.50%	1.68%	3.18%	(1.67%)	(0.17%)	(1.50%)	0.56%	(0.94%)	14%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.05)	0.28	0.97	1.20	(0.49)	(0.49)	$10.71	12.24%	$31,525	1.94%	(0.44%)	1.50%	12.93%	14.43%	(1.59%)	(0.44%)	(1.15%)	0.46%	(0.69%)	7%
Class C Shares
For the year ended
11/30/2012	$10.40	(0.15)	0.44	0.64	0.93	(0.69)	(0.69)	$10.64	9.12%	$14,593	2.63%	(0.38%)	2.25%	5.29%	7.54%	(2.63%)	(0.38%)	(2.25%)	0.81%	(1.44%)	15%
For the period from
8/25/2011 - 11/30/2011 (8)	$10.05	(0.04)	0.14	0.42	0.52	(0.17)	(0.17)	$10.40	5.19%	$316	22.80%	(20.55%)	2.25%	12.37%	14.62%	(22.80%)	(20.55%)	(2.25%)	0.84%	(1.41%)	14%
Class Y Shares(11)
For the year ended
11/30/2012	$10.43	(0.09)	0.40	0.73	1.04	(0.69)	(0.69)	$10.78	10.18%	$613,704	1.29%	(0.04%)	1.25%	5.60%	6.85%	(1.29%)	(0.04%)	(1.25%)	0.44%	(0.81%)	15%
11/30/2011	$10.73	(0.08)	0.42	0.04	0.38	(0.68)	(0.68)	$10.43	3.60%	$452,154	1.37%	(0.12%)	1.25%	0.75%	2.00%	(1.37%)	(0.12%)	(1.25%)	0.46%	(0.79%)	14%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.04)	0.27	0.99	1.22	(0.49)	(0.49)	$10.73	12.44%	$168,652	1.54%	(0.29%)	1.25%	13.14%	14.39%	(1.20%)	(0.29%)	(0.91%)	0.36%	(0.55%)	7%

(1) Calculated based on average shares outstanding during the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
(3) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.
(4) Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
(5) Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.
(6) The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
(7) Class C Shares commenced operations at the close of business July 14, 2011.
(8) Class C Shares commenced operations at the close of business August 25, 2011.
(9) Annualized for less than full periods.
(10) Not annualized for less than full periods.
(11) Prior to June 28, 2013, Class Y shares were named Class I shares, and Class W shares were named Class Y shares.

		Income From Investment Operations:				Distributions From:					Ratio of Expenses to Average Net Assets:						Ratio of Investment Loss to Average Net Assets:
	Net Asset Value, Beginning of Year/ Period	Net Invest- ment gain/ (loss)(1)	Return of Capital (1)	Net Realized and Unrealized Gains (losses)(2)	Increase (De-crease) from Opera-tions	Return of Capital	Income	Total Distri-butions	Net Asset Value, End of Year	Total Return (3)(12)	Net Assets, End of Year (000’s)	Before Waivers and Income Tax Expense (11)	Expense Waiver (11)	Net of Waivers and Before Income Tax Expense (11)	Deferred Tax (Benefit)/ Expense (4)(11)	Total Expenses (11)	Before Waivers and Income Tax Expense(11)	Expense Waiver (11)	Net of Waivers and Before Income Tax Expense (11)	Deferred Tax Benefit (5)(11)	Net Invest- ment Loss(10)	Port- folio Turn- over Rate(10)
Oppenheimer SteelPath MLP Income Fund
Class A Shares
For the year ended
11/30/2012	$10.14	(0.09)	0.48	0.08	0.47	(0.70)	(0.08)	(0.78)	$9.83	4.61%	$333,544	1.51%	(0.16%)	1.35%	2.02%	3.37%	(1.51%)	(0.16%)	(1.35%)	0.47%	(0.88%)	29%
11/30/2011	$10.83	(0.09)	0.47	(0.24)	0.14	(0.83)	-	(0.83)	$10.14	1.27%	$172,056	1.62%	(0.27%)	1.35%	(0.77%)	0.58%	(1.61%)	(0.27%)	(1.34%)	0.50%	(0.84%)	24%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.04)	0.31	1.00	1.27	(0.44)	-	(0.44)	$10.83	13.10%	$58,464	1.93%	(0.58%)	1.35%	17.05%	18.40%	(1.54%)	(0.58%)	(0.96%)	0.39%	(0.57%)	15%
Class C Shares
For the year ended
11/30/2012	$10.13	(0.13)	0.51	0.02	0.40	(0.70)	(0.08)	(0.78)	$9.75	3.89%	$36,764	2.37%	(0.27%)	2.10%	1.78%	3.88%	(2.37%)	(0.27%)	(2.10%)	0.75%	(1.35%)	29%
For the period from
6/10/2011 - 11/30/2011 (7)	$10.66	(0.06)	0.26	(0.34)	(0.14)	(0.39)	-	(0.39)	$10.13	(1.31%)	$2,826	4.44%	(2.34%)	2.10%	(1.31%)	0.79%	(4.44%)	(2.34%)	(2.10%)	0.79%	(1.31%)	24%
Class Y Shares(14)
For the year ended
11/30/2012	$10.17	(0.07)	0.49	0.08	0.50	(0.70)	(0.08)	(0.78)	$9.89	4.89%	$134,481	1.27%	(0.17%)	1.10%	2.10%	3.20%	(1.27%)	(0.17%)	(1.10%)	0.38%	(0.72%)	29%
11/30/2011	$10.84	(0.08)	0.47	(0.23)	0.16	(0.83)	-	(0.83)	$10.17	1.46%	$84,506	1.37%	(0.27%)	1.10%	(0.65%)	0.45%	(1.37%)	(0.27%)	(1.10%)	0.41%	(0.69%)	24%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.03)	0.29	1.02	1.28	(0.44)	-	(0.44)	$10.84	13.20%	$68,368	1.62%	(0.52%)	1.10%	17.22%	18.32%	(1.24%)	(0.52%)	(0.72%)	0.29%	(0.43%)	15%
Oppenheimer SteelPath MLP Alpha Plus Fund
Class A Shares
For the period from
2/6/2012 - 11/30/2012 (8)	$10.14	(0.14)	0.46	0.12	0.44	(0.65)	-	(0.65)	$9.93	4.56%	$6,915	9.02%	(6.42%)	2.60%(13)	4.04%	6.64%	(9.02%)	(6.42%)	(2.60%)	0.97%	(1.63%)	69%
Class C Shares
For the period from
5/22/2012 -11/30/2012 (9)	$9.45	(0.11)	0.28	0.62	0.79	(0.33)	-	(0.33)	$9.91	8.39%	$604	11.88%	(8.57%)	3.31%(13)	4.16%	7.47%	(11.88%)	(8.57%)	(3.31%)	1.23%	(2.08%)	69%
ClassY Shares(14)
For the period from
12/30/2011 - 11/30/2012 (10)	$10.00	(0.12)	0.48	0.25	0.61	(0.65)	-	(0.65)	$9.96	6.33%	$1,604	24.82%	(22.71%)	2.11%(13)	(2.88%)	(0.77%)	(24.82%)	(22.71%)	(2.11%)	0.79%	(1.32%)	69%

(1) Calculated based on average shares outstanding during the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
(3) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.
(4) Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
(5) Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.
(6) The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
(7) Class C Shares commenced operations at the close of business June 10, 2011.
(8) Class A Shares commenced operations at the close of business February 6, 2012.
(9) Class C Shares commenced operations at the close of business May 22, 2012.
(10) The net asset value for the beginning of the period close of business December 30, 2011 (Commencement of Operations) through November 30, 2012 represents the initial contribution per share of $10.
(11) Annualized for less than full periods.
(12) Not annualized for less than full periods.
(13) Includes interest expense.  Without interest expense, the net expense ratios would be 2.00%, 2.75%, and 1.75% for Class A, C, and Y respectively.
(14) Prior to June 28, 2013, Class Y shares were named Class I shares.

		Income From Investment Operations:			Distributions From:						Ratios/Supplemental Data
	Net Asset, Value, Beginning of Year/ Period	Net investment gain/ (loss)(1)	Net Realized and Unrealized Gains (losses)(2)	Increase (Decrease) from Investment Operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Year	Total Return(3)(4)	Net Assets, End of Year (000’s)	Ratio of gross expenses to average net assets(5)	Ratio of net expenses to average net assets(5)	Ratio of net investment income (loss) to average net assets(5)	Portfolio turnover rate(4)(6)
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Class A Shares
For the period from
2/6/2012-11/30/2012(7)	$9.99	0.19	0.07	0.26	-	-	-	$10.25	2.60%	$4,177	13.85%	1.15%	2.30%	0%
Class C Shares
For the period from
7/24/2012-11/30/2012(8)	$10.01	0.07	0.16	0.23	-	-	-	$10.24	2.30%	$45	64.18%	1.90%	2.01%	0%
Class Y Shares(10)
For the period from
12/30/2011-11/30/2012(9)	$10.00	0.18	0.08	0.26	-	-	-	$10.26	2.60%	$217	66.82%	0.95%	2.02%	0%

(1) Calculated based on average shares outstanding during the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
(3) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.
(4) Not annualized for periods less than one year.
(5) Annualized for periods less than one year.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between share classes issued.
(7) Class A Shares commenced operations at the close of business February 6, 2012.
(8) Class C Shares commenced operations at the close of business July 24, 2012.
(9) The net asset value for the beginning of the period close of business December 30, 2011 (Commencement of Operations) though November 30, 2012 represents the initial contribution per share of $10.
(10) Prior to June 28, 2013, Class Y shares were named Class I shares.

GENERAL INFORMATION

Administrator and Transfer Agent

UMB Fund Services, Inc. serves as the administrator, transfer agent and dividend disbursing agent to the Trust and each of the Funds. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

UMB Bank, n.a. serves as custodian for the Trust and each of the Funds. In that capacity, it maintains custody of all securities and cash assets of the Funds. The custodian is authorized to hold the Funds’ investments in securities depositories and with sub-custodians approved by the Funds.

Distributor

OppenheimerFunds Distributor, Inc. serves as the principal distributor for the Funds pursuant to a Distribution Agreement for the purpose of acting as statutory underwriter to facilitate the distribution of shares of the Funds.

INVESTMENT ADVISOR

OFI SteelPath, Inc.
2100 McKinney Ave., Suite 1401
Dallas, Texas 75201

ADMINISTRATOR AND
TRANSFER AGENT

UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

CUSTODIAN

UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, Missouri 64106

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

DISTRIBUTOR

OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

LEGAL COUNSEL

K&L Gates LLP
70 W. Madison, Suite 3100
 Chicago, Illinois 60602

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports to shareholders. The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recently completed fiscal year.

Statement of Additional Information

The SAI provides more details about the Funds and their policies. The current SAI is on file with the SEC and is incorporated by reference into (and therefore is legally a part of) this Prospectus.

To Obtain More Information

The SAI and each Fund’s annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain a free copy of the SAI, annual report or semi-annual report, to request other information about the Funds, or if you have questions about the Funds:

By Internet
Go to www.steelpath.com.

By Telephone
Call 888-614-6614 or your securities dealer.

By Mail
Write to:
Oppenheimer SteelPath MLP Funds Trust
6803 S. Tucson Way
Centennial, Colorado 80112

From the SEC

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at  www.sec.gov , and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following Email address:  publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22363

Oppenheimer SteelPath MLP Funds Trust

Oppenheimer SteelPath MLP Select 40 Fund
Class A shares (MLPFX)
Class C shares (MLPEX)
Class I shares (OSPSX)
Class Y shares (MLPTX)
Class W shares (MLPYX)

Oppenheimer SteelPath MLP Alpha Fund
Class A shares (MLPAX)
Class C shares (MLPGX)
Class I shares (OSPAX)
Class Y shares (MLPOX)

Oppenheimer SteelPath MLP Income Fund
Class A shares (MLPDX)
Class C shares (MLPRX)
Class I shares (OSPMX)
Class Y shares (MLPZX)

Oppenheimer SteelPath MLP Alpha Plus Fund
Class A shares (MLPLX)
Class C shares (MLPMX)
Class I shares (OSPPX)
Class Y shares (MLPNX)

Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Class A shares (MLPUX)
Class C shares (MLPVX)
Class I shares (OSPDX)
Class Y shares (MLPWX)

6803 S. Tucson Way
Centennial, CO 80112

Statement of
 Additional Information
 Dated June 28, 2013

This Statement of Additional Information (the “SAI”) is not a prospectus. It supplements the information contained in the Prospectus dated June 28, 2013 (the “Prospectus”) for the funds that are series (each, a “Fund” and collectively, the “Funds”) of Oppenheimer SteelPath MLP Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on December 1, 2009, as a statutory trust under the laws of the State of Delaware. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and it should be read in conjunction with the Prospectus, which is incorporated herein by reference.

To obtain a copy of the Prospectus, please write to Oppenheimer SteelPath MLP Funds Trust, 6803 S. Tucson Way Centennial, Colorado 80112, call 888-614-6614 or go online to www.steelpath.com.

1

The Trust’s audited financial statements are incorporated herein by reference from the Trust’s annual report for the fiscal year ended November 30, 2012, which has been filed with the Securities and Exchange Commission (the “SEC”) and provided to all shareholders. For a copy, without charge, of the Trust’s annual report to shareholders, please write to Oppenheimer SteelPath MLP Funds Trust, 6803 S. Tucson Way Centennial, Colorado 80112, call 888-614-6614 or go online to  www.steelpath.com.

The Funds seek to provide capital appreciation and/or current income. The Funds are managed by OFI SteelPath, Inc. (the “Advisor”).  Shares of the Funds are distributed on a continuous basis at their current net asset value (“NAV”) per share by OppenheimerFunds Distributor, Inc. (the “Distributor”).

2

3

THE FUNDS

The Funds may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of a Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Each Fund offers four different share classes, Class A, Class C, Class I and Class Y, and Oppenheimer Steelpath MLP Select 40 Fund also offers Class W shares. On June 28, 2013, each Fund’s Class I shares were renamed “Class Y shares,” and the Select 40 Fund’s Class Y shares were renamed “Class W shares.”  Also on that date, each Fund began offering newly created Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees (“Board” or “Trustees”) may classify and reclassify the shares of the Funds into additional classes of shares at a future date. The Board may establish additional series and offer shares of new series of the Trust at any time.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal or until the election and qualification of his successor. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Under normal circumstances, no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act. Prior to February 12, 2010, the name of the Trust was the Alerian MLP Funds Trust. Shortly thereafter, the name of each of the Alerian MLP Select 40 Fund, Alerian MLP Alpha Fund and Alerian MLP Income Fund was changed to SteelPath MLP Select 40 Fund, SteelPath MLP Alpha Fund and SteelPath MLP Income Fund, respectively.  On December 3, 2012, the name of each Fund was changed to Oppenheimer SteelPath MLP Select 40 Fund (“Select 40 Fund”), Oppenheimer SteelPath MLP Alpha Fund (“Alpha Fund”), Oppenheimer SteelPath MLP Income Fund (“Income Fund”), Oppenheimer SteelPath MLP Alpha Plus Fund (“Alpha Plus Fund”), and Oppenheimer SteelPath MLP and Infrastructure Debt Fund (“Infrastructure Debt Fund”).  On January 28, 2013, the name of the Trust was changed from The SteelPath MLP Funds Trust to Oppenheimer SteelPath MLP Funds Trust.

Diversification

As a “diversified” investment company, the Select 40 Fund, with respect to 75% of its total assets, must limit its investment in any single issuer to not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer (except that these limitations do not apply to cash and cash items, investments in U.S. Government Securities and investments in securities of other investment companies).

The Alpha Fund, Income Fund, Alpha Plus Fund and Infrastructure Debt Fund are “non-diversified” under the 1940 Act, which means that the Funds may invest a greater portion of their assets in a more limited number of issuers than a diversified fund. An investment in the Funds may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Funds’ shares.

4

Although the Infrastructure Debt Fund is non-diversified under the 1940 Act, it is subject to the diversification rules of the Internal Revenue Code that apply to regulated investment companies (“RICs”). These rules provide that, to maintain favorable tax treatment, the Fund may not acquire a security if, as a result, with respect to 50% of the value of its total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of an issuer would be held by the Fund. With respect to the remaining 50% of the value of its total assets, the Fund would be limited to holding no more than 25% of its total asset value in the securities of any one issuer, the securities of any two or more issuers that the Fund controls (by owning 20% or more of their voting power) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (a category that includes most master limited partnerships (“MLPs”). These limits apply only as of the end of each quarter of the Fund’s fiscal (taxable) year, and do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to securities issued by other regulated investment companies.

Portfolio Turnover

Although the Funds generally do not engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. Each Fund’s portfolio turnover rate for the last fiscal year is disclosed in the Prospectus in the section titled, “Portfolio Turnover.” A higher portfolio turnover rate would result in higher brokerage costs to a Fund and could also result in the greater realization of capital gains that will be subject to tax, including short-term gains, which will be taxable to shareholders at ordinary income tax rates.

INVESTMENT STRATEGIES AND RISKS

The Prospectus contains information concerning each Fund’s investment objectives and principal investment strategies and risks. This SAI provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

In pursuing its investment objectives, each Fund will invest as described below and in the Funds’ Prospectus, subject to applicable investment restrictions. The table below indicates whether a Fund invests in the securities and instruments listed below as part of its principal (P) or non-principal (N) investment strategies. In the table below, the absence of a (P) or an (N) indicates that the Fund may not invest in the relevant instrument.

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund	Infrastructure Debt Fund
Borrowings				P	P
Caps, Floors and Collars	N	N	N	N	N
Derivatives	N	N	N	N	N
Energy Infrastructure Industry	P	P	P	P	P
Equity Securities	N	N	N	N	P
Common Stocks	N	N	N	N	P
Convertible Securities	N	N	N	N	P
Preferred Stock	N	N	N	N	P
Warrants and Rights	N	N	N	N	P
ETNs				P	P
Fixed Income Securities				P (short term)	P
Bank Loans				N	P
Corporate Debt Securities				N	P
Floating Rate Securities				N	P
High Yield and Lower-Rated Securities				N	P
Greenfield Projects	N (equity only)	N (equity only)	N (equity only)	N	P

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Investment Companies and ETFs	P	P	P	P	P
Limited Liability Company Common Units	N	N	N	N	P
MLPs	P (equity only)	P (equity only)	P (equity only)	P (equity) N (debt)	P

MLP Affiliates and I-Shares	N (equity only)	N (equity only)	N (equity only)	N	P
Money Market Instruments	N (Other than debt)	N (Other than debt)	N (Other than debt)	P	P
Bank Obligations	P	P	P	P	P
Bankers Acceptances	P	P	P	P	P
Commercial Paper				P	P
Cash and Cash Equivalents	P (other than debt)	P (other than debt)	P (other than debt)	P	P
Pay-in-Kind (PIK) Securities	N (equity only)	N (equity only)	N (equity only)	N	P
Private Equity and Debt Investments	N (equity only)	N (equity only)	N (equity only)	N	P

Private Investments in Public Equity (PIPEs)	N	N	N	N	P
Repurchase Agreements				P	P
Restricted Securities and Illiquid Investments	N	N	N	N	P
Reverse Repurchase Agreements				N	N
Senior Loans					P
Structured Notes	N	N	N	N	N
Swap Agreements	N	N	N	N	N
U.S. Government Securities				P	P
Zero Coupon and Step-Up Securities				N	N

Borrowings

A Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of a Fund’s total assets (including the amount borrowed). A Fund also may borrow up to an additional 5% of its total assets for temporary purposes. A Fund may borrow to leverage or increase their portfolio holdings. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Funds to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within 3 days (not including Sundays and holidays) in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of portfolio holdings at that time.

The use of leverage through borrowings involves special risks. A Fund’s assets generally will fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender. As a result, each Fund’s NAV per share will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the

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Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which may reduce or eliminate any net investment income and could offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the Fund’s investment performance compared with what it would have been without leverage.

The Funds also may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

The Funds’ ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to a Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Advisor from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Caps, Floors and Collars

A Fund may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. A Fund may be both a buyer and a seller of these instruments. In addition, a Fund may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

Derivatives Strategies

General.  A Fund may use certain derivative strategies such as options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”), options on futures contracts and forward contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in any MLP or other underlying security, for leverage, to attempt to hedge or limit the exposure of the Fund’s position, to collateralize cash, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. The Select 40 Fund, Alpha Fund and Income Fund will not use derivatives for investment purposes. For a discussion regarding swap agreements, please see the section entitled, “Swap Agreements” below.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. Pursuant to a claim for exemption filed with the National Futures Association, a Fund is not deemed to be a commodity pool under the Commodity Exchange Act (“CEA”) and its Advisor therefore is not subject to registration or regulation as a commodity pool operator under the CEA. However, the registration exclusion was amended in February 2012. Under the amended rules, the investment adviser of a registered investment company may claim exclusion from registration as a commodity pool operator

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only if the registered investment company that it advises uses futures contracts solely for “bona fide hedging purposes” or limits its use of futures contracts for non-bona fide hedging purposes to certain de minimis amounts. If a Fund previously qualified for the exclusion under Rule 4.5, and the Fund does not qualify for the amended exclusion, its adviser will have to register with the CFTC as a commodity pool operator. The Fund does not currently expect to use futures trading beyond these de minimis thresholds.

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operations and/or change the competitive landscape. In this regard, any further amendment to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisor may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisor may utilize these opportunities to the extent that they are consistent with the Funds’ investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)  Successful use of most Financial Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by The Advisor may still not result in a successful transaction. The Advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)  Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, a Fund is required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties ( e.g., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-

8

market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the Exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of a counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater

9

than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by The Advisor are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts.   The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed-upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for a Fund’s illiquid investment limitations. The Funds will not enter into any forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times

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the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Initial margin is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund is unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,

11

liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts.  There are several additional risks associated with transactions in commodity futures contracts.

Storage.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment.  In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors.  The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Hybrids.  A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in a Fund’s NAV. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

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Combined Positions.  A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Energy Infrastructure Industry

The MLPs in which the Funds invest are engaged in the: (i) gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal, (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids, (iii) processing, treating, and refining of natural gas liquids and crude oil, and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. These MLPs are subject to many of the risks associated with investments in the energy infrastructure companies, including the following:

Commodity Risks.  The return on a Fund’s investments will depend on the margins received by MLPs and energy infrastructure companies for the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal. These margins may fluctuate widely in response to a variety of factors including global and domestic economic conditions, weather conditions, natural disasters, the supply and price of imported energy commodities, the production and storage levels of energy commodities in certain regions or in the world, political instability, terrorist activities, transportation facilities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices also may make it more difficult for MLPs and energy infrastructure companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Supply and Demand Risks.  A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a reduction in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely affect the financial performance or prospects of MLPs and energy infrastructure companies. MLPs and energy infrastructure companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, growing interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.

Operational Risks.  MLPs and energy infrastructure companies are subject to various operational risks, such as disruption of operations, inability to timely and effectively integrate newly acquired assets, unanticipated operation and maintenance expenses, lack of proper asset integrity, underestimated cost projections, inability to renew or increased costs of rights of way, failure to obtain the necessary permits to operate and failure of third-party contractors to perform their contractual obligations. Thus, some MLPs and energy infrastructure companies may be subject to construction risk, acquisition risk or other risks arising from their specific business strategies.

Acquisition Risks.  The ability of MLPs and energy infrastructure companies to grow and, where applicable, to increase dividends or distributions to their equity holders can be highly dependent on their ability to make acquisitions of energy businesses that result in an increase in free cash flow. In the event that such companies are unable to make such accretive acquisitions because they are unable to identify attractive acquisition candidates or negotiate acceptable purchase contracts, because they are unable to raise financing for such acquisitions on economically acceptable terms, or because they are outbid by competitors, their future growth and ability to make or raise dividends or distributions will be limited and their ability to repay their debt and make payments to preferred equity holders may be weakened. Furthermore, even if these companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in free cash flow.

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Regulatory Risks.  MLPs and energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. For example, many state and federal environmental laws provide for civil penalties as well as regulatory remediation, thus adding to the potential liability an MLP or energy infrastructure company may face. More extensive laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs and energy infrastructure companies.

Rising Interest Rate Risks.  The values of debt and equity securities of MLPs and energy infrastructure companies in our portfolio are susceptible to decline when interest rates rise. Accordingly, the market price of a Fund’s common stock may decline when interest rates rise. Rising interest rates could adversely impact the financial performance of these companies by increasing their costs of capital. This may reduce their ability to execute acquisitions or expansion projects in a cost-effective manner.

Terrorism Risks.  The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the economy and the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. Uncertainty surrounding military strikes or actions or a sustained military campaign may affect an MLP’s or energy infrastructure company’s operations in unpredictable ways, including disruptions of fuel supplies and markets, and transmission and distribution facilities could be direct targets, or indirect casualties, of an act of terror. The U.S. government has issued warnings that energy assets, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations. In addition, changes in the insurance markets have made certain types of insurance more difficult, if not impossible, to obtain and have generally resulted in increased premium costs.

Weather Risks.  Extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricane Katrina in 2005, or environmental hazards, such as the BP oil spill in 2010, could result in significant volatility in the supply of energy and power and could adversely impact the value of the debt and equity securities of the MLPs and energy infrastructure industry in which the Funds invest. This volatility may create fluctuations in commodity prices and earnings of MLPs and energy infrastructure companies.

Catastrophe Risk.  The operations of MLPs and energy infrastructure companies are subject to many hazards inherent in the transporting, processing, storing, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products or other hydrocarbons, or in the exploring, managing or producing of such commodities, including: damage to pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters; inadvertent damage from construction or other equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations. Not all MLPs and energy infrastructure companies are fully insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect an MLP’s or energy infrastructure company’s operations and financial condition and the securities issued by the company.

Competition Risk.  The MLPs and energy infrastructure companies may face substantial competition in acquiring assets, expanding or constructing assets and facilities, obtaining and retaining customers and contracts, securing trained personnel and operating their assets. Many of their competitors, including major oil companies, independent exploration and production companies, MLPs and other diversified energy companies, will have superior financial and other resources.

Depletion and Exploration Risk.  Energy reserves naturally deplete as they are produced over time. Many energy companies are either engaged in the production of natural gas, natural gas liquids, crude oil, or coal, or are engaged in transporting, storing, distributing and processing these items or their derivatives on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves

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through exploration of new sources of supply, through the development of existing sources or, through acquisitions. The financial performance of MLPs and energy infrastructure companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the depleted reserves. If an MLP or energy infrastructure company fails to add reserves by acquiring or developing them, its reserves and production will decline over time as the reserves are produced. If an MLP or energy infrastructure company is not able to raise capital on favorable terms, it may not be able to add to or maintain its reserves.

Financing Risk.  Some MLPs and energy infrastructure companies may rely on capital markets to raise money to pay their existing obligations. Their ability to access the capital markets on attractive terms or at all may be affected by any of the risk factors associated with MLPs and energy infrastructure companies described above, by general economic and market conditions or by other factors. This may in turn affect their ability to satisfy their obligations to us. In addition, certain MLPs and energy infrastructure companies are dependent on their parents or sponsors for a majority of their revenues.

Equity Securities

Common Stocks

A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities

Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category. Certain convertible securities that may be considered high yield securities.

Preferred Stock

A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, the Funds may invest in the lowest credit rating category.

Warrants and Rights

A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

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Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. A Fund’s decision to sell ETN holdings may be limited by the availability of a secondary market.

Fixed Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price. The Funds do not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk. This risk is known as duration risk. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Conversely, extension risk is the risk that, if interest rates rise rapidly, repayments of principal of certain fixed income securities, may occur at a slower rate than expected and the expected maturity of these securities could lengthen as a result. Securities that are subject to extension risk generally have greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Bank Loans

Bank loan interests are a form of direct debt instrument in which a Fund may invest by taking an assignment of all or a portion of an interest in a loan previously held by another institution or by acquiring a participation in an interest in a loan that continues to be held by another institution. The Funds may invest in secured and unsecured bank loans. Many banks have been weakened by the recent financial crisis, and it may be difficult for a Fund to obtain an accurate picture of a lending bank’s financial condition. Bank loans are subject to the same risks as other fixed income instruments described in this section.

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Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

The Alpha Plus Fund and Infrastructure Debt Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. The Funds may also invest in unrated securities.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Floating Rate Securities

Floating rate debt securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on floating rate securities ordinarily is determined by reference to LIBOR (London Interbank Offered Rate), a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term, tax-exempt rates or some other objective measure.

High Yield and Lower-Rated Securities

High-yield lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, are often called “junk bonds.” Junk bonds generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s and Standard & Poor’s rate them Ba and BB or lower, respectively. Please see “Descriptions of Securities Ratings” in Appendix A for an explanation of the ratings applied to high-yield bonds. High yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, a Fund generally will to diversify its holdings among multiple bond issuers.

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Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuers default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Greenfield Projects

Greenfield projects are energy-related projects built by private joint ventures formed by energy infrastructure companies. Greenfield projects may include the creation of a new pipeline, processing plant or storage facility or other energy infrastructure asset that is integrated with the company’s existing assets. Each of the Funds may invest in the equity of greenfield projects, and the Alpha Plus Fund and the Infrastructure Debt Fund also may invest in the secured debt of greenfield projects. However, a Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until construction is completed, at which time interest payments or dividends would be paid in cash. The Advisor believes that this niche leverages the organizational and operating expertise of large, publicly traded companies and provides a Fund with the opportunity to earn higher returns. Greenfield projects involve less investment risk than typical private equity financing arrangements. The primary risk involved with greenfield projects is execution risk or construction risk. Changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles all can increase construction costs. Financing risk exists should changes in construction costs or financial markets occur. Regulatory risk exists should changes in regulation occur during construction or the necessary permits are not secured prior to beginning construction.

Investment Companies and Exchange-Traded Funds (“ETFs”)

Exchange-Traded Funds.  The Funds may purchase shares of ETFs. ETFs trade like common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. As a shareholder of an ETF, a Fund would be subject to its ratable share of an ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund ( i.e.,  one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the risks of the Fund’s investments in other investment companies, which are described above.

Other Registered Investment Company Securities.  At times, the Funds may invest in shares of other investment companies, including open-end funds, such as money market mutual funds, closed-end funds, business development

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companies, unit investment trusts, and other investment companies of the Trust, to the extent permitted by applicable law. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Private Investment Companies.  The Funds may also invest in the securities of private investment companies, including “hedge funds” and private equity funds. As with investments in other investment companies, if a Fund invests in a private investment company, the Fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the Fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund’s investment in these companies typically will have to be determined under policies approved by the Board.

Limited Liability Company (“LLC”) Common Units

Some energy infrastructure companies in which a Fund may invest have been organized as LLCs. Such LLCs are treated in the same manner as MLPs for federal income tax purposes. Consistent with its investment objective and policies, a Fund may invest in common units or other securities of such LLCs. LLC common units represent an equity ownership interest in an LLC, entitling the holders to a share of the LLC’s success through distributions and/or capital appreciation. Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. LLC common unitholders generally have first right to a minimum quarterly distribution (“MQD”) prior to distributions to subordinated unitholders and typically have arrearage rights if the MQD is not met. In the event of liquidation, LLC common unitholders have first right to the LLC’s remaining assets after bondholders, other debt holders and preferred unitholders, if any, have been paid in full. LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, LLC common unitholders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights.

MLPs

The Funds invest in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”).

MLP Equity Securities.  Equity securities issued by MLPs currently consist of common units, subordinated units and preferred units, as described more fully below.

MLP Common Units.  The common units of many MLPs are listed and traded on U.S. securities exchanges, including the New York Stock Exchange, Inc. (“NYSE”) and the Nasdaq National Market System (“Nasdaq”). The Funds will purchase such common units through open market transactions and underwritten offerings, but may also acquire common units through direct placements and privately negotiated transactions. Holders of MLP common units typically have very limited control and voting rights. Holders of such common units are typically entitled to

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receive the MQD, including arrearage rights, from the issuer. Generally, an MLP must pay (or set aside for payment) the MQD to holders of common units before any distributions may be paid to subordinated unit holders. In addition, incentive distributions are typically not paid to the general partner or managing member unless the quarterly distributions on the common units exceed specified threshold levels above the MQD. In the event of a liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. MLPs also issue different classes of common units that may have different voting, trading, and distribution rights. The Funds may invest in different classes of common units.

MLP Subordinated Units.  Subordinated units, which, like common units, represent limited partner or member interests, are not typically listed or traded on an exchange. A Fund may purchase outstanding subordinated units through negotiated transactions directly with holders of such units or newly issued subordinated units directly from the issuer. Holders of such subordinated units are generally entitled to receive a distribution only after the MQD and any arrearages from prior quarters have been paid to holders of common units. Holders of subordinated units typically have the right to receive distributions before any incentive distributions are payable to the general partner or managing member. Subordinated units generally do not provide arrearage rights. Most MLP subordinated units are convertible into common units after the passage of a specified period of time or upon the achievement by the issuer of specified financial goals. MLPs also issue different classes of subordinated units that may have different voting, trading, and distribution rights. A Fund may invest in different classes of subordinated units.

MLP Convertible Subordinated Units.  MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to the MLPs, and institutional investors. The purpose of the convertible subordinated units is to increase the likelihood that during the subordination period there will be available cash to be distributed to common unitholders. A Fund may purchase subordinated units in direct placements from such persons or other persons that may hold such units. MLP convertible subordinated units generally are not entitled to distributions until holders of common units have received specified MQD, plus any arrearages, and may receive less than common unitholders in distributions upon liquidation. Convertible subordinated unitholders generally are entitled to MQD prior to the payment of incentive distributions to the general partner, but are not entitled to arrearage rights. Therefore, MLP convertible subordinated units generally entail greater risk than MLP common units. They are generally convertible automatically into the senior common units of the same issuer at a one-to-one ratio upon the passage of time or the satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, MLP convertible subordinated units typically are exchanged for common shares. These units do not trade on a national exchange or OTC, and there is no active market for convertible subordinated units. The value of a convertible subordinated unit is a function of its worth if converted into the underlying common units. Convertible subordinated units generally have similar voting rights as do MLP common units. Distributions may be paid in cash or in-kind.

MLP Preferred Units.  MLP preferred units are not typically listed or traded on an exchange. A Fund may purchase MLP preferred units through negotiated transactions directly with MLPs, affiliates of MLPs and institutional holders of such units. Holders of MLP preferred units can be entitled to a wide range of voting and other rights, depending on the structure of each separate security.

MLP General Partner or Managing Member Interests.  The general partner or managing member interest in MLPs is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (“IDRs”), which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly

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distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.

MLP Debt Securities

Debt securities issued by MLPs may include those rated below investment grade or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. A debt security of an MLP will be considered to be investment grade if it is rated as such by one of the rating organizations or, if unrated, are judged to be investment grade by the Advisor at the time of purchase. A Fund may invest in MLP debt securities without regard to their maturity. Investments in such securities may not offer the tax characteristics of equity securities of MLPs.

MLP Affiliates and I-Shares

Other MLP Equity Securities.  A Fund may invest in the equity and debt securities issued by affiliates of MLPs, including the general partners or managing members of MLPs and companies that own MLP general partner interests and are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Funds may purchase such other MLP equity securities through market transactions, but may also do so through direct placements.

I-Shares.  I-Shares represent an indirect ownership interest in an MLP and are issued by an MLP affiliate. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. Thus, I-Shares represent an indirect interest in an MLP limited partnership interest. I-units have similar features as MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares themselves have limited voting rights and are similar in that respect to MLP common units. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on the NYSE. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to the Infrastructure Debt Fund’s 25% limitation on investments in MLPs. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Money Market Instruments

A Fund may invest in cash and cash equivalents, bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Select 40 Fund, Alpha Fund and the Income Fund will not invest in any money market debt instruments.

Cash and Cash Equivalents

A Fund may invest in cash and cash equivalents. Cash equivalents include money market funds, certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements. As stated in the Prospectus, a Fund may invest up to 100% of its net assets in cash and cash equivalents for temporary defensive purposes.

Bank Obligations (Certificates of Deposit and Time Deposits)

Bank obligations include certificates of deposit (“CDs”), time deposits (“TDs”), bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. TDs are non-negotiable deposits maintained in a banking institution for a specified period

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of time (in no event longer than seven days) at a stated interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates. TDs and CDs may be issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. The Funds may purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Funds would not own more than one such CD per such issuer.

Bankers’ Acceptances

Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

The commercial paper in which a Fund may invest includes notes, drafts or similar instruments payable on demand, U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers. Other corporate obligations include high-quality, U.S. dollar-denominated short-term bonds and notes, including variable amount master demand notes. The Funds also may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Pay-in-kind (PIK) Securities

PIK securities are securities which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, PIK securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, a Fund may obtain no return at all on its investment. The market price of PIK securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, a Fund may be required to accrue income on certain PIK securities for U.S. federal income tax purposes even though the Fund receives no corresponding interest payment in cash on the investments. As a result, in order to receive the special treatment accorded to RICs and their shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid any U.S. federal income or excise taxes at the Fund level, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of interest or other income the Fund actually received. A Fund may be required to, among other things, sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions, and may realize gain or loss from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such liquidation transactions, its shareholders may receive larger capital gain or ordinary dividends, respectively, than they would in the absence of such transactions.

Private Equity and Debt Investments

Private equity investments, which include private investments in public equity (“PIPEs”), and private debt investments, involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which a Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition,

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including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. A Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed. Additionally, privately held companies are not subject to Securities and Exchange Commission (“SEC”) reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which a Fund invests.

Private Investments in Public Equity (PIPEs)

A Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class (“private investments in public equity” or “PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the portfolios cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Because a repurchase agreement permits a Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn income while retaining “overnight” flexibility in pursuit of longer-term investments. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund’s rights.

A Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Advisor, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include equity and fixed income securities such as U.S. government and agency securities, municipal obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds, corporate obligations and convertible securities.

Restricted Securities and Illiquid Investments

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A Fund may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. If the 15% threshold is exceeded and not expected to be reduced through purchases of liquid securities in the ordinary course of business, a Fund will take reasonable steps in an orderly fashion to reduce its holdings in illiquid securities. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board or the Advisor, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments that may be considered illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.

A Fund may not be able to sell illiquid investments when the Advisor considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for re-sales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by the fund and creates leverage in a Fund’s portfolio. In a reverse repurchase transaction, a Fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a Fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the Fund received when it sold the instrument, representing the equivalent of an interest payment by the Fund for the use of the cash. During the term of the transaction, a Fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

During the term of the transaction, a Fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a Fund reinvests the proceeds of a reverse repurchase agreement in other securities, the Fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a Fund more volatile and increases the Fund’s overall investment exposure. In addition, if a Fund’s return on investments of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that they are obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the Fund’s return.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its

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rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a Fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower Fund returns. At the time a Fund enters into a reverse repurchase agreement, the Fund is required to set aside cash or other appropriate liquid securities in the amount of the Fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of Fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Senior Loans

Senior loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value.

Senior loans are typically structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid, it cannot be drawn upon again. Sometimes there may be two or more term loans and they may be secured by different collateral, have different repayment schedules and maturity dates. In addition to revolving loans and term loans, senior loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. Senior loans may have fixed or floating interest rates.

By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

In the event a borrower fails to pay scheduled interest or principal payments on a senior loan held by a Fund, the Fund will experience a reduction in its income and a decline in the market value of the senior loan. This will likely reduce dividends and lead to a decline in the Fund’s NAV. Additionally, the value of the collateral may not equal a Fund’s investment when the loan is acquired or may decline below the principal amount of the senior loan subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower or its subsidiaries or affiliates, a Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the senior loan to be undercollateralized. Therefore, the liquidation of the collateral underlying a senior loan may not satisfy the issuer’s obligation to a Fund in the event of non payment of scheduled interest or principal and the collateral may not be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays and limitations on its ability to realize the benefits of collateral securing

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the senior loan. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating a Fund’s rights to the collateral. Senior loans are not often rated by any nationally recognized rating service. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, issuers are required to provide financial information to lenders and information may be available from other senior loan participants or agents that originate or administer senior loans.

Structured Notes

A Fund may invest in structured notes. Structured notes include, but are not limited to, reverse convertible notes, interest rate-linked notes, credit-linked notes, commodity-linked notes and dual currency notes. Structured notes are debt obligations where the interest rate and/or principal amount payable upon maturity or redemption of the note is determined by the performance of an underlying reference instrument, such as an asset, market or interest rate. Structured notes may be positively or negatively indexed; that is, an increase in the value of the reference instrument may produce an increase or decrease in the interest rate or principal. Further, the rate of return on a structured note may be determined by the application of a multiplier to the percentage change (positive or negative) in value of the reference instrument. Structured notes may be issued by governmental agencies, broker-dealers or investment banks at various levels of coupon payments and maturities, and may also be privately negotiated to meet an individual investor’s requirements. Many types of structured notes may also be “replicated” through a combination of holdings in equity and fixed income securities and derivative instruments such as call or put options.

Swap Agreements

A Fund may enter into one or more swap agreements that provide exposure to MLPs. The types of swap agreements that a Fund may enter into include: total return, interest rate, index, and currency exchange rate swap agreements. A Fund may use swap agreements to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an investment, such as an MLP. Swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange payments that reflect the returns (or differentials in rates of return) earned or realized on specified rates, investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a stipulated “notional amount” ( i.e. ., the dollar amount hypothetically invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities). The “notional amount” of a swap agreement is normally not paid or exchanged, but rather serves as the basis by which to calculate the parties’ obligations.

The swap agreements that a Fund would enter into typically provide for the parties to settle their payment obligations on a “net basis.” Consequently, a Fund’s obligation (or rights) to make (or receive) a payment under a swap agreement on any given day will generally be equal only to the net amount to be paid or received under the agreement on that day. Similarly, a Fund’s net asset value will reflect any amount by which the marked-to-market value of the Fund’s swap transactions with a swap counterparty on a net basis is positive (“in the money”) or negative (“out of the money”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any net amount plus any out of the money amount owed by the Fund to a counterparty will be “covered” by pledging collateral or marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily. Any obligations “covered” in such a manner will not be construed to be “senior securities” for purposes of the Fund’s fundamental investment restriction concerning senior securities, or borrowing for purposes of the Alpha Plus Fund or the Infrastructure Debt Fund’s fundamental investment restriction concerning borrowing.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. Using any swap agreement will expose a Fund to the risk that the swap agreement will have or will develop imperfect or no correlation with the value of the assets the swap agreement is designed to track, causing losses to the Fund. Because they are two-party contracts and because they may be subject to contractual restrictions on transferability and termination and have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s

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limitations on investments in illiquid securities. Moreover, swap agreements generally do not involve the delivery of securities or other underlying assets. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In the event of such a default or bankruptcy, a Fund’s contractual remedies pursuant to a swap agreement may limited. Swap agreements may be subject to termination by counterparties upon certain events that would require a Fund to immediately pay an amount equal to the net liability of open positions, if any, under the agreement. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements.

The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act on July 21, 2010 and will remain so to a substantial degree until final regulations implementing the Dodd-Frank Act are promulgated and become effective. It is possible that developments in the swaps market, including the issuance of final implementing regulations under the Dodd-Frank Act, could adversely affect a Fund’s ability to enter into swaps in the OTC market (or require that certain of such instruments be exchange-traded and centrally-cleared), support those trades with collateral, terminate new or existing swap agreements or to realize amounts to be received under such instruments.

U.S. Government Securities

A Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association (“GNMA”), and securities of the Small Business Administration); or by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuer or the U.S. Treasury’s commitment to support the issuer’s net worth through preferred stock purchases (such as the securities issued by Fannie Mae (or “FNMA,” formerly the Federal National Mortgage Association) or Freddie Mac (or “FHLMC,” formerly the Federal Home Loan Mortgage Corporation)). A Fund also may invest in securities issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

Holders of U.S. Government and foreign securities not backed by the full faith and credit of the U.S. or foreign government must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States or foreign government in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government or foreign government would provide support if it were not obligated to do so by law. Neither the U.S. Government, foreign government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

The principal issuers or guarantors of mortgage-backed securities are the GNMA, FNMA and FHLMC. GNMA, a wholly owned U.S. Government corporation within the Department of Housing and Urban Development (“HUD”), creates pass-through securities from pools of government guaranteed (Farmers Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and FHLMC, which are U.S. Government-sponsored stockholder-owned corporations that are under the conservatorship of the U.S. Treasury and subject to regulation by the Federal Housing Finance Authority, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on

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the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date. In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities.

In addition, the problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continuing role of the U.S. Government in providing liquidity for loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011 both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In November 2011, Freddie Mac also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency down graded long-term U.S. government debt in August 2011, the agency also down graded the GSEs’ bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their MBS). The U.S. Government’s commitment to ensure that the GSEs have sufficient capital to meet their obligations is, however, unaffected by the down grade.

Discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Zero Coupon and Step-Up Securities

Zero coupon securities are notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities issued by corporations and financial institutions typically constitute a proportionate ownership of the issuer’s pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The amount of any discount on these securities varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investments. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.

Additional Information About Investments

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Ratings of Securities.   Subsequent to its purchase by a Fund, an issue of rated securities may cease to be rated or its rating may be reduced below any minimum that may be required for purchase by the Fund. Neither event will require the sale of such securities by a Fund, but the Advisor will consider such event in determining whether the Fund should continue to hold the securities. To the extent the ratings given by a rating agency for any securities change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for its investments in accordance with any investment policies described in the Prospectus and this SAI. The ratings of the rating agencies represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

Recent Market Conditions.   The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events and the potential for continuing market turbulence may have an adverse effect on each Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act has initiated a dramatic revision of the U.S. financial regulatory framework that is now expected to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Funds may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Most of the implementing regulations have not yet been finalized. Most of the implementing regulations have not yet been finalized. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a Fund may invest, is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Derivatives may be mandated for central clearing under the Dodd-Frank Act, which would likely require technological and other changes to Fund operations and the market in which it will trade. Central clearing would also entail the use of assets of a Fund to satisfy margin calls and this may have an effect on the performance of the Fund. Final regulations implementing the Dodd-Frank Act’s margin requirements and clearing mandates have not yet been issued by the regulators.

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Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

INVESTMENT POLICIES

Fundamental Investment Restrictions

The investment restrictions for each Fund as set forth below are fundamental policies that may not be changed with respect to a Fund without the approval of a majority of the Fund’s shareholders. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.  Each Fund’s investment objectives as described in the Prospectus and all other investment policies and practices described in the Prospectus and this SAI, unless identified as fundamental, are non-fundamental and may be changed by the Board without the approval of shareholders. For purposes of the following restrictions: (i) unless the Prospectus or SAI states that a percentage limitation applies on an ongoing basis, percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in applicable  percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowings and illiquid securities.

Each Fund has adopted the following fundamental policies:

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The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

•
The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in the instruments of the group of industries that comprise the energy sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.  For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

•
The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

•
The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

•
The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

•	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment

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Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

Non-fundamental Investment Restrictions

             Each of Select 40 Fund, Alpha Fund and Income Fund adopted the following additional non-fundamental policies:

Select 40 Fund
•	under normal circumstances, invests at least 90% of its net assets in the equity securities of a minimum of forty MLPs
•	will not employ any leverage for investment purposes
•	will not engage in short sales

•	will not invest more than 15% of its net assets in illiquid securities

Alpha Fund

•	under normal circumstances, invests at least 90% of its net assets in the equity securities of MLPs
•	will not invest more than 10% of its total assets in any single issuer (as permitted by applicable law)
•	will not employ any leverage for investment purposes
•	will not engage in short sales

•	will not invest more than 15% of its net assets in illiquid securities

Income Fund

•	under normal circumstances, invests at least 90% of its net assets in the equity securities of MLPs
•	will not invest more than 10% of its total assets in any single issuer (as permitted by applicable law)
•	will not employ any leverage for investment purposes
•	will not engage in short sales
•	will not invest more than 15% of its net assets in illiquid securities

            In addition, each Fund has adopted the following non-fundamental policy:
•
The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act

Additional Information about the Funds’ Investment Restrictions

The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

The Investment Company Act prohibits a fund from issuing "senior securities," which are generally defined as fund obligations that have a priority over the fund's shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.

Currently, under the Investment Company Act, and an Oppenheimer funds' exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets

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(including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

Under the Investment Company Act a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Prospectus and this SAI.

Current SEC staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

The Investment Company Act does not define what constitutes "concentration" in an industry.  However, the SEC has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

Unless a Fund's Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time that a Fund makes an investment (except in the case of borrowing and investments in illiquid securities). A Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

LENDING OF PORTFOLIO SECURITIES

Alpha Plus Fund and Infrastructure Debt Fund may lend securities from their portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Funds remain the owners of the loaned securities and continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Funds also have the right to terminate a loan at any time. The Funds do not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote the proxies that the Fund determines are material to its interests. Loans of portfolio securities may not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). The Funds will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Advisor to present acceptable credit risk on a fully collateralized basis. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to U.S. Government and agency securities and money market funds, including money market funds that invest in U.S. Government and agency securities advised by the Advisor. Additionally, if a borrower is unable to return the loaned securities, a Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

MANAGEMENT OF THE FUNDS

Board of Trustees and Oversight Committees

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The Trust is governed by a Board of Trustees, which is responsible for overseeing the Trust.  As of December 3, 2012, the Board is comprised of eleven new members who were recently elected by shareholders of the Trust.  The Board is led by Sam Freedman, an independent trustee, who is not an “interested person” of the Fund, as that term is defined in the 1940 Act. The Board meets periodically throughout the year to oversee the Trust's activities, including to review its performance, oversee potential conflicts that could affect the Trust, and review the actions of the Advisor. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Advisor, internal auditors, the Trust’s Chief Compliance Officer, the Trust’s independent auditors and Trust counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each Committee is comprised solely of Independent Trustees. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.

As noted above, during the Trust’s fiscal year ended November 30, 2012, the individual Committee members did not oversee the Trust, and therefore did not conduct any meetings with respect to the Trust.

During the Trust’s fiscal year ended November 30, 2012, the Audit Committee, as previously constituted with the prior Trustee members, met twice.

The members of the Audit Committee are F. William Marshall, Jr. (Chairman), Edward L. Cameron, Jon S. Fossel, Karen Stuckey and James D. Vaughn. The Audit Committee’s selects the Trust's independent registered public accounting firm (also referred to as the “independent Auditors”). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust independent Auditors regarding the Trust internal accounting procedures and controls; (iii) reviewing reports from the Advisor's Internal Audit Department; (iv) reviewing certain reports from and meet periodically with the Trust's Chief Compliance Officer; (v) maintaining a separate line of communication between the Trust independent Auditors and the Independent Directors/Trustees; (vi) reviewing the independence of the Trust independent Auditors; and (vii) approving in advance the provision of any audit or non-audit services by the Trust independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust, the Advisor and certain affiliates of the Advisor. The Audit Committee also reviews reports concerning the valuation on certain investments.  The Audit Committee, as currently constituted, did not did serve the Trust during the fiscal year ended November 30, 2012.

The members of the Review Committee are Richard F. Grabish (Chairman), Beverly L. Hamilton, Victoria J. Herget and Robert J. Malone. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reviews the Funds’ performance and expenses as well as oversees several of the Trust's principal service providers and certain policies and procedures of the Trust. The Review Committee did not serve the Trust during the fiscal year ended November 30, 2012.

The members of the Governance Committee are Beverly L. Hamilton (Chairman), Edward L. Cameron, Richard F. Grabish, Victoria J. Herget, Robert J. Malone, F. William Marshall, Jr., Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Trust governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Trust. The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board's diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates

33

for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Advisor or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required. The Governance Committee did not serve the Trust during the fiscal year ended November 30, 2012.

Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.steelpath.com under the caption "contact us" or by mail to the Trust at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Trust.

Each Independent Trustee has served on the Board for the time period listed below, during the course of which he or she has become familiar with other Oppenheimer funds’ financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee’s outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Trust

Except for Mr. Glavin, each of the Trustees is an Independent Trustee and is also a trustee or director of the following Oppenheimer funds (referred to as “Denver Board Funds”):

Oppenheimer Capital Income Fund	Oppenheimer Main Street Funds

Oppenheimer Cash Reserves	Oppenheimer Main Street Select Fund

Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Corporate Bond Fund	Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Currency Opportunities Fund	Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Emerging Markets Debt Fund	Oppenheimer Master Loan Fund, LLC

Oppenheimer Equity Fund	Oppenheimer Senior Floating Rate Fund

Oppenheimer Global Strategic Income Fund	Oppenheimer Short Duration Fund

Oppenheimer Integrity Funds	Oppenheimer SteelPath Master MLP Fund, LLC

Oppenheimer International Bond Fund	Oppenheimer Variable Account Funds

Oppenheimer Limited-Term Government Fund	Panorama Series Fund

Messrs. Edwards, Gabinet, Glavin, Kennedy, Legg, O’Donnell, Petersen, and Wixted and Mss. Bullington, Bloomberg, Kantesaria, LaFond and Nasta, who are officers of the Trust, hold the same positions with the other Denver Board Funds.

As of May 31, 2013, the Trustees and officers of the Trust, as a group, owned less than 1% of any class of shares of the Funds beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Advisor, other than the shares beneficially owned under that plan by the officers of the Trust. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Advisor or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Advisor or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Trust in the following capacities from the following dates:	Position(s)	Length of Service

Independent Trustees

Sam Freedman	Board Chairman, Trustee	Since 2012

Edward L. Cameron	Trustee	Since 2012

Jon S. Fossel	Trustee	Since 2012

Richard F. Grabish	Trustee	Since 2012

Beverly L. Hamilton	Trustee	Since 2012

Victoria J. Herget	Trustee	Since 2012

Robert J. Malone	Trustee	Since 2012

F. William Marshall, Jr.	Trustee	Since 2012

Karen L. Stuckey	Trustee	Since 2012

James D. Vaughn	Trustee	Since 2012

Interested Trustee

William F. Glavin, Jr.	Trustee	Since 2012

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex

Sam Freedman (1940), Chairman of the Board of Trustees	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with Oppenheimer Funds, Inc. ("OFI") and with subsidiary or affiliated companies of OFI (until October 1994). Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Trust’s and the other Oppenheimer funds’ financial, accounting, regulatory and investments matters and has contributed to the Boards' deliberations.	36

35

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex

Edward L. Cameron (1938), Trustee	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 – June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Mr. Cameron has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Trust's and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	36

Jon S. Fossel (1942), Trustee
Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of OFI; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of OFI), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Trust’s and the other Oppenheimer funds’ financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
36

Richard F. Grabish (1948), Trustee
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
36

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Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex

Beverly L. Hamilton (1946), Trustee
Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
36

Victoria J. Herget (1951), Trustee
Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (and its predecessor firms); Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee (since 2000) and Chair (since 2010), Newberry Library; Trustee, Mather LifeWays (since 2001); Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005).  Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
36

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Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex

Robert J. Malone (1944), Trustee
Chairman of the Board (since 2012) and Director (since August 2005) of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (since August 2003); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991) and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Board since 2002, during which time he has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.
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F. William Marshall, Jr. (1942), Trustee
Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996), MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Funds (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
40*

Karen L. Stuckey (1953), Trustee	Partner (1990-2012) of PricewaterhouseCoopers LLP (held various positions 1975-1990); Emeritus Trustee (since 2006) and Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women’s Investment Management Forum since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	36

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Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex

James D. Vaughn (1945), Trustee
Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
36

*
Includes four open-end investment companies: MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the “Fund Complex.” OFI does not consider MassMutual Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds’ “Fund Complex” as that term may be otherwise interpreted

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Mr. Glavin has served as an Interested Trustee of the Trust since December 2012. Mr. Glavin is an “Interested Trustee” because he is affiliated with the Advisor by virtue of his positions as an officer and director of the Advisor, and as a shareholder of its parent company. Both as a Trustee and as an officer, he serves for an indefinite term or until his resignation, retirement, death or removal.  Mr. Glavin’s address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex

William F. Glavin, Jr. (1958), Trustee, President and Principal Executive Officer
Director, Chief Executive Officer and President of OFI Global Asset Management, Inc. (since January 2013); Chairman of OppenheimerFunds, Inc. (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of OppenheimerFunds, Inc. (since January 2009); President of OppenheimerFunds, Inc. (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. ("OAC") (the Sub-Adviser's parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Trust’s and the other Oppenheimer funds' financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.
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The addresses of the Officers in the chart below are as follows: for Messrs. Edwards, Gabinet, Glavin, and Mss. Bloomberg, Kantesaria and Nasta, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008, for Messrs. Legg, O’Donnell, Kennedy, Petersen, and Wixted and Mss. Bullington and LaFond, 6803 S. Tucson Way, Centennial, CO 80112-3924, Messrs. Hammond, Cartner, Watson and McCain, 2100 McKinney Avenue, Suite 1401, Dallas, TX 75201. Each Officer serves for an indefinite term or until his or her earlier resignation, retirement, death or removal.

Each of the Officers has served the Trust in the following capacities from the following dates:	Position(s)	Length of Service

William F. Glavin, Jr.	President and Principal Executive Officer	Since 2012

Christina M. Nasta	Vice President and Chief Business Officer	Since 2012

Brian W. Wixted	Treasurer and Principal Financial and Accounting Officer	Since 2012

Mark Vandehey	Chief Compliance Officer	Since 2013

James McCain	Vice President	Since 2012

Gabriel Hammond	Vice President	Since 2010

Stuart Cartner	Vice President	Since 2010

Brian Watson	Vice President	Since 2012

Sean Wells	Vice President	Since 2013

Brian S. Petersen	Assistant Treasurer	Since 2012

Matthew O'Donnell	Assistant Treasurer	Since 2012

Stephanie J. Bullington	Assistant Treasurer	Since 2012

James A. Kennedy	Assistant Treasurer	Since 2012

Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2012

Lisa I. Bloomberg	Assistant Secretary	Since 2012

Randy G. Legg	Assistant Secretary	Since 2012

Taylor V. Edwards	Assistant Secretary	Since 2012

Amee Kantesaria	Assistant Secretary	Since 2012

Gloria J. LaFond	Blue Sky Officer	Since 2012

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Other Information About the Officers of the Trust
Name, Year of Birth, Position(s)	Principal Occupation(s) During Last 5 Years	Portfolios Overseen in Fund Complex
Gabriel Hammond (1980), Vice President	Senior Vice President of the Advisor since December 2012; Founder, Member and Portfolio Manager, SteelPath Fund Advisors LLC 2004 − 2012; Founder, Member and Portfolio Manager, SteelPath Capital Management LLC 2004 - 2012; Goldman, Sachs & Co., Energy Research Division, 2001 − 2004	5

Stuart Cartner (1961), Vice President	Vice President of the Advisor since December 2012; Member and Portfolio Manager, 2009 − 2012, SteelPath Fund Advisors LLC; Member and Portfolio Manager, 2007 − 2012 SteelPath Capital Management LLC; Goldman Sachs, Vice President, 1988 − 2007	5

Brian Watson (1974), Vice President	Vice President of the Advisor since December 2012; Member and Portfolio Manager, SteelPath Fund Advisors LLC 2009 – 2012; Portfolio Manager, Swank Capital LLC, a Dallas, Texas-based investment firm, 2005 – 2009.	5

Sean Wells (1967), Vice President	Vice President of the Advisor since December 2012; Member and Senior Research Analysis, SteelPath Fund Advisors LLC 2011 – 2012; Research Associate, RBC Capital Markets, investment banking products and services, 2006 – 2011; Senior Systems Engineer, Raytheon Missile Systems, 1998 – 2006; Office, B-52G/H electronic warfare, U.S. Air Force, 1988-1998	5

James McCain (1952), Vice President	Vice President of the Advisor since December 2012; formerly, Chief Compliance Officer of the Trust; SteelPath Capital Management LLC, Chief Compliance Officer; SteelPath Fund Advisors, LLC, Chief Compliance Officer; Brazos Capital Management, Chief Compliance Officer; PineBridge Mutual Funds, Chief Compliance Officer, Secretary and Anti-Money Laundering Officer (2007 − 2012); G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds, Chief Compliance Officer (2004 − 2007)	5

Christina M. Nasta (1973), Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of OFI (July 2010 – December 2012); Vice President of OFI (January 2003 – July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003 – July 2010).	86

Brian W. Wixted (1959), Treasurer and Principal Financial & Accounting Officer
Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Treasurer of OFI and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000 – June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by OFI) (since June 2003 – December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of OFI) (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).
86

42

Other Information About the Officers of the Trust
Name, Year of Birth, Position(s)	Principal Occupation(s) During Last 5 Years	Portfolios Overseen in Fund Complex

Mark S. Vandehey (1950), Chief Compliance Officer
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since January 2013); Chief Compliance Officer of the Advisor (since January 2013); Senior Vice President of OFI (March 2004 – December 2012); Chief Compliance Officer of OFI, OppenheimerFunds Distributor, Inc., OFI Trust Company, OFI Institutional Asset Management , Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012).
		86

Brian S. Petersen (1970), Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OFI (February 2007 – December 2012); Assistant Vice President of OFI (August 2002-February 2007); Manager/Financial Product Accounting of OFI (November 1998-July 2002).	86

Stephanie J. Bullington (1977), Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OFI (January 2010 – December 2012); Assistant Vice President of OFI (October 2005-January 2010); Assistant Vice President of ButterField Fund Services (Bermuda) Limited, part of The Bank of N.T. Butterfield Son Limited (Butterfield) (February 2004-June 2005).	86

James A. Kennedy (1958) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OFI (September 2006 – December 2012).	86

Mathew O’Donnell (1967) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OFI (January 2008 – December 2012); Accounting Policy Director of OFI (May 2007-March 2012).	86

Arthur S. Gabinet (1958), Secretary and Chief Legal Officer
Executive Vice President, Secretary and General Counsel of OFI Global Asset Management, Inc.  (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of OFI; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of OFI  (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).
		86

43

Other Information About the Officers of the Trust
Name, Year of Birth, Position(s)	Principal Occupation(s) During Last 5 Years	Portfolios Overseen in Fund Complex
Lisa I. Bloomberg (1968), Assistant Secretary	Senior Vice President and Deputy General Counsel of OFI (since January 2013); Senior Vice President (February 2010 – December 2012) and Deputy General Counsel (since May 2008) of OFI; Vice President (May 2004-January 2010) and Associate Counsel (May 2004-May 2008) of OFI.	86

Taylor V. Edwards (1967), Assistant Secretary	Vice President and Senior Counsel of OFI (since January 2013); Vice President (February 2007 – December 2012) and Senior Counsel (February 2012 – December 2012); Associate Counsel (May 2009 – January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OFI.	86

Randy G. Legg (1965), Assistant Secretary	Vice President and Senior Counsel of OFI (since January 2013); Vice President (since June 2005 – December 2012) and Senior Counsel (March 2011 – December 2012) of OFI; Associate Counsel (January 2007-March 2011) of OFI.	86

Amee Kantesaria (1980), Assistant Secretary	Vice President and Assistant Counsel of OFI (since January 2013); Vice President (May 2009 – December 2012) and Assistant Counsel (December 2006 – December 2012) of OFI; Assistant Vice President (December 2006-May 2009) of OFI; Assistant Secretary (since January 2011) of OFI and Oppenheimer Acquisition Corp.	86

Gloria J. LaFond (1945), Blue Sky Officer	Assistant Vice President of OFI (since January 2013); Assistant Vice President (January 2006 – December 2012) of OFI.	86

Trustees Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (“Supervised Funds”).

As of December 31, 2012

Dollar Range of Shares Beneficially Owned in the Trust	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds

Independent Trustees

Edward L. Cameron	None	Over $100,000

Jon S. Fossel	None	Over $100,000

Sam Freedman	None	Over $100,000

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Dollar Range of Shares Beneficially Owned in the Trust	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds

Richard F. Grabish	None	Over $100,000

Beverly L. Hamilton	None	Over $100,000

Victoria J. Herget	None	Over $100,000

Robert J. Malone	None	Over $100,000

F. William Marshall, Jr.	None	Over $100,000

Karen L. Stuckey	None	Over $100,000

James D. Vaughn	None	Over $100,000

Interested Trustee

William F. Glavin, Jr.	None	Over $100,000

Remuneration of the Officers and Trustees. The officers and the Interested Trustee of the Trust, who are affiliated with the Advisor, receive no salary or fee from the Trust. The Independent Trustees’ total compensation from the Trust and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2012.

Name and Other Trust Position(s) (as applicable) (1)	Aggregate Compensation From the Trust (2) Fiscal year ended November 30, 2012	Total Compensation From the Fund and Fund Complex(3) Year ended December 31, 2012

Sam Freedman Chairman of the Board	N/A	$225,400

Edward L. Cameron Audit Committee Member and Governance Committee Member	N/A	$183,750

Jon S. Fossel Audit Committee Member	N/A	$196,000

Richard Grabish(4) Review Committee Chairman and Governance Committee Member	N/A	$155,027

Beverly Hamilton Governance Committee Chairman and Review Committee Member	N/A	$196,000

Victoria J. Herget(5) Review Committee Member and Governance Committee Member	N/A	$159,519

Robert J. Malone Review Committee Member and Governance Committee Member	N/A	$225,400

45

Name and Other Trust Position(s) (as applicable) (1)	Aggregate Compensation From the Trust (2) Fiscal year ended November 30, 2012	Total Compensation From the Fund and Fund Complex(3) Year ended December 31, 2012

F. William Marshall, Jr. Audit Committee Chairman and Governance Committee Member	N/A	$377,632(6)

Karen L. Stuckey(5) Audit Committee Member and Governance Committee Member	N/A	$147,000

James D. Vaughn(5) Audit Committee Member and Governance Committee Member	N/A	$159,519

1.
Messrs. Kosnik, Ligon, Saxena, Lebovitz and Hammond, each of whom served as a Trustee during the fiscal year ended November 30, 2012, resigned from their positions on the Board on December 3, 2012.  Messrs. Kosnik, Ligon, Saxena, Lebovitz and Hammond received $82,000, $92,000, $87,000, $82,000 and $0, respectively, from Oppenheimer SteelPath MLP Funds Trust for their service as Trustees during the fiscal year ended November 30, 2012.  They did not receive compensation from the Oppenheimer Trust Complex during the fiscal year ended November 30, 2012.

2.	“Aggregate Compensation from the Trust” includes fees and deferred compensation, if any.

3.
In accordance with SEC regulations, for purposes of this section only, “Fund Complex” includes the Oppenheimer funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is an affiliate of the Funds' Advisor.  OFI also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. OFI does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds’ “Fund Complex” as that term may be otherwise interpreted.

4.	Prior to March 1, 2012, Mr. Grabish served as a Board Member of only certain Oppenheimer Funds. Effective March 1, 2012 he became a Board Member of all other Oppenheimer Funds.

5.	Ms. Herget and Mr. Vaughn became Board Members of the other Oppenheimer funds on March 1, 2012, and Ms. Stuckey became a Board Member of the other Oppenheimer funds on April 1, 2012.

6.	Includes $142,432 in compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

Compensation Deferral Plan For Trustees. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustees. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

Deferral of Trustees’ fees under the plan will not materially affect a Fund’s assets, liabilities or net income per share. The plan will not obligate a Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees’ deferred compensation account.

46

CODE OF ETHICS

The Trust and the Advisor have adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. The Code of Ethics does not allow employees to purchase any MLP securities for their personal accounts. Rather, employees are encouraged to own MLPs through the managed products, such as this Trust, creating an alignment of interest with shareholders.

CONTROL PERSONS AND PRINCIPAL HOLDERS

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of the Fund. A control person is one who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company or acknowledges (or has received a final adjudication as to) the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. As of May 31, 2013, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP
Oppenheimer SteelPath MLP Select 40 Fund Class A Shares

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	24.95%	Record
Vanguard Brokerage Services*
P.O. Box 1170
Valley Forge, PA 19482	11.59%	Record
UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	8.13%	Record

Oppenheimer SteelPath MLP Select 40 Fund Class C Shares

UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	12.89%	Record

Oppenheimer SteelPath MLP Select 40 Fund Class Y Shares**

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	42.68%	Record

Oppenheimer SteelPath MLP Select 40 Fund Class W Shares**

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	68.11%	Record

47

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP
Oppenheimer SteelPath MLP Alpha Fund Class A Shares

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	16.16%	Record
UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	16.08%	Record

Oppenheimer SteelPath MLP Alpha Fund Class C Shares

UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	11.51%	Record
RBC Capital Markets LLC*
510 Marquette Avenue South
Minneapolis, MN 55402-1110	6.77%	Record

Oppenheimer SteelPath MLP Alpha Fund Class Y Shares**
Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street	50.54%	Record
San Francisco, CA 94101
Deseret Mutual Benefits Administration*
179 E. Social Hall Ave.
Salt Lake City, UT 84111	10.53%	Record

Oppenheimer SteelPath MLP Income Fund Class A Shares

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	13.67%	Record
UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	12.11%	Record

Oppenheimer SteelPath MLP Income Fund Class C Shares

UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	9.81%	Record

48

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP
Oppenheimer SteelPath MLP Income Fund Class Y Shares**

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	12.79%	Record
TD Ameritrade, Inc.*
Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, NE 68103	6.95%	Record

Oppenheimer SteelPath MLP Alpha Plus Fund Class A Shares

UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	21.13%	Record
TD Ameritrade, Inc.*
Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, NE 68103	16.77%	Record

Oppenheimer SteelPath MLP Alpha Plus Class C Shares

RBC Capital Markets LLC*
510 Marquette Avenue South
Minneapolis, MN 55402-1110	12.37%	Record
UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	5.73%	Record

Oppenheimer SteelPath MLP Alpha Plus Class Y Shares**
TD Ameritrade, Inc.*
Exclusive Benefit of Our Clients
P.O. Box 2226	52.79%	Record
Omaha, NE 68103
RBC Capital Markets LLC*
510 Marquette Avenue South
Minneapolis, MN 55402-1110	9.47%	Record

Oppenheimer SteelPath MLP and Infrastructure Debt Fund Class A Shares

UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	17.42%	Record
Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	7.91%	Record
American Enterprise Inc. Services*
707 2nd Avenue South
Minneapolis, MN 55402	6.13%	Record

49

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP
Oppenheimer SteelPath MLP and Infrastructure Debt Fund Class C Shares

UBS WM USA*
1000 Harbor Blvd.
5th Floor
Weehawken, NJ 07086	31.34%	Record
RBC Capital Markets LLC*
510 Marquette Avenue South
Minneapolis, MN 55402-1110	25.64%	Record
American Enterprise Inc. Services*
707 2nd Avenue South
Minneapolis, MN 55402	5.16%	Record

Oppenheimer SteelPath MLP and Infrastructure Debt Fund Class Y Shares**

Charles Schwab & Co., Inc*
FBO Special Custody Customers
101 Montgomery Street
San Francisco, CA 94101	37.96%	Record
LPL Financial
9785 Towne Centre Drive
San Diego, CA 92121	28.79%	Record
RBC Capital Markets LLC*
510 Marquette Avenue South
Minneapolis, MN 55402-1110	15.28%	Record
Pershing LLC*
P.O. Box 2052
Jersey City, NJ 07303	9.77%	Record

*	Aggregate of multiple accounts.

**	Prior to June 28, 2013, Class Y Shares of each Fund were named “Class I Shares,” and Class W Shares were named “Class Y Shares.”

Management Ownership

As of May 31, 2013, the officers and Trustees owned, in the aggregate, less than 1% of the outstanding shares of the Funds.

INVESTMENT ADVISORY AGREEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus titled “Management of The Oppenheimer SteelPath Funds.”

The Advisor is a Delaware corporation with offices at 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. The Advisor is a successor to SteelPath Fund Advisors, LLC and SteelPath Capital Management, LLC (“SCM”), which were established in 2004.  The Advisor is a wholly-owned subsidiary of OFI, and also advises individuals, financial institutions, private equity funds and other pooled investment vehicles. The majority of the Advisor’s employees are investment management personnel. Subject to the supervision and direction of the Board, the Advisor manages the overall investment operations of the Funds, including making investment decisions and placing orders to purchase and sell securities on behalf of the Funds in accordance with the Funds’ stated investment objectives and policies.

The Advisor provides investment advisory services to each Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Advisor and the Trust. Each Advisory Agreement has an initial term expiring two years after the date of its effectiveness with respect to a Fund, and may be continued in effect from year to year thereafter subject to the annual approval thereof by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, provided that in either event the continuance must also be approved by a majority of the Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust or the Advisor, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

50

The Advisor also provides such additional administrative services as the Trust or the Funds may require beyond those furnished by the Funds’ administrator, UMB Fund Services, Inc. (“Administrator”), and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Trust and the Funds. In addition, the Advisor (or an affiliate thereof, as applicable) pays the salaries of officers of the Trust who are directors, officers or employees of the Advisor and any fees and expenses of Trustees of the Trust who are also officers, directors, or employees of the Advisor or who are officers or employees of any company affiliated with the Advisor.

In consideration of the services provided by the Advisor, each Fund pays the Advisor a fee that is accrued daily and paid monthly. Prior to December 3, 2012, the Funds paid the Advisor the following annualized fees:

Fund	Fee
Select 40 Fund	0.70%
Alpha Fund	1.10%
Income Fund	0.95%
Alpha Plus Fund	1.25%
Infrastructure Debt Fund	0.80%

Effective December 3, 2012, each Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets, at a rate that declines on additional assets as the Fund grows:

Fund	Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and Up to $5 Billion	Net Assets in Excess of $5 Billion
Select 40 Fund	0.70%	0.68%	0.65%
Alpha Fund	1.10%	1.08%	1.05%
Income Fund	0.95%	0.93%	0.90%
Alpha Plus Fund	1.25%	1.23%	1.20%
Infrastructure Debt Fund	0.80%	0.78%	0.75%

In consideration of the services provided by the Advisor, the Funds paid fees in the following amounts (before any reimbursement of the Funds, described below) for the Funds’ fiscal years ended November 30:

	Fiscal Year Ended November 30,
	2012	2011	2010
Select 40 Fund	$6,232,786	$3,523,861	$697,515	**
Alpha Fund	$7,696,799	$4,216,724	$753,497	**
Income Fund	$3,859,246	$1,990,952	$381,666	**
Alpha Plus Fund	$33,580*	N/A	N/A
Infrastructure Debt Fund	$11,298*	N/A	N/A
* The Alpha Plus Fund and Infrastructure Debt Fund commenced operations on December 30, 2011. Therefore, advisory fees were not paid by either Fund during the fiscal years ended November 30, 2011 and 2010, and the information for fiscal year 2012 is provided for each Fund’s initial 11 months of operations.

**	The Fund commenced operations on March 31, 2010. Therefore, the information for fiscal year 2010 is provided for the Fund’s initial eight months of operations.

The Advisor has contractually agreed to limit its fees and/or reimburse expenses of each Fund and their respective classes of shares listed below at least until March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) (“Operating Expenses”) exceed the rate per annum noted below (“Expense Limitation”):

51

	Class A	Class C	Class I	Class Y	Class W	Expense Limitation Period Ends
Select 40 Fund	1.10%	1.85%	N/A	0.85%	0.85%	3/29/15
Alpha Fund	1.50%	2.25%	N/A	1.25%	N/A	3/29/15
Income Fund	1.35%	2.10%	N/A	1.10%	N/A	3/29/15
Alpha Plus Fund	2.00%	2.75%	N/A	1.75%	N/A	3/29/15
Infrastructure Debt Fund	1.15%	1.90%	N/A	0.90%	N/A	3/29/15

Each Fund listed above has agreed to repay the Advisor out of assets attributable to its respective share class noted above any fees forgone by the Advisor under the Expense Limitation, provided the repayments do not cause the Operating Expenses of that share class to exceed the respective annual rate of average daily net assets as noted above and the repayments are made within three years after the year in which the Advisor incurred the expense. With respect to any Fund, the appropriateness of these undertakings is determined on a Fund-by-Fund and Class-by-Class basis.

Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OFI, the parent company of the Advisor, the Distributor and certain other Oppenheimer mutual funds (but not including the Funds) advised by OFI and distributed by the Distributor (the "Defendant Funds"). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund's investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Defendant Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. The aforementioned settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

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OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of the Distributor to perform its duties to the Funds, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

PORTFOLIO MANAGERS

Gabriel Hammond, Stuart Cartner and Brian Watson are portfolio managers of the MLP Select 40 Fund, MLP Alpha Fund, MLP Income Fund, and MLP Alpha Plus Fund.  Mr. Watson and Sean Wells are portfolio managers of the MLP and Infrastructure Debt Fund.  In addition to managing their respective Funds, each of the portfolio managers also manage other investment portfolios and accounts on behalf of the Advisor or its affiliates.

Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of November 30, 2012
Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account as of November 30, 2012

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets
Gabriel Hammond	5	$2.4b	4	$511m	0	0	0	0	0	0	0	0
Stuart Cartner	5	$2.4b	4	$511m	0	0	0	0	0	0	0	0
Brian Watson	6	$2.4b	4	$511m	0	0	0	0	0	0	0	0
Sean Wells	1	$4.4m	0	$0	0	0	0	0	0	0	0	0

Portfolio Manager Compensation

As of November 30, 2012, each portfolio manager receives a base salary, determined by the Advisor, based on his level of responsibility at the Advisor. In determining the amount of the base salary, the Advisor considers compensation levels in the investment management and broader financial services industries, and compensation levels generally at the Advisor and its affiliates.

The portfolio managers do not receive compensation that is based upon a Fund’s pre- or after-tax performance, or the value of the assets held by such entities. However, in connection with the acquisition of the Advisor by OFI on December 3, 2012, performance against the Alerian MLP Infrastructure TR Index with respect to the Select 40 Fund, Alpha Fund, Income Fund, and Alpha Plus Fund may be considered when determining compensation recommendations, and performance against the Barclays Investment Grade Natural Gas Pipelines Index with respect to the MLP and Infrastructure Debt Fund may be considered when determining compensation recommendations. The portfolio managers do not receive any special or additional compensation from the Advisor for their services as portfolio managers.

Material Conflicts of Interest

Real, potential, or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers manage the other funds in the Trust. They also may manage other accounts with investment strategies similar to the Fund, including other

53

pooled investment vehicles and separately managed accounts. Fees earned by the Advisor may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers have potential incentives to favor certain accounts over others (including the Fund), which could result in other accounts outperforming the Fund.

A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity because of the need to allocate that opportunity among multiple accounts. If a limited opportunity is appropriate for all of the Funds, the Advisor will allocate the opportunity among the Fund and the other Funds based on the average assets in each class of shares. In addition, the portfolio managers may execute transactions for another account that may adversely affect the value of securities held by the Fund. However, the Advisor believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and that the Advisor has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Advisor and the portfolio managers may carry on investment activities for their own accounts and for those of their families and other clients in which the Fund has no interest, and thus may have certain additional conflicts of interest. In addition, the Advisor may act as the investment advisor to accounts pursuing a range of traditional and alternative investment strategies. As a consequence of managing multiple investment products with varying investment programs, securities may be purchased or sold for some accounts but not others, and securities that are being sold for some accounts may be purchased for others. Factors that could lead to differences in trading decisions for various investment strategies include, among others, in the case of conflicting positions: differing portfolio manager analyses, different investment horizons, implementation of a particular hedging strategy, and differing desired market exposures. When making allocations, portfolio managers may also consider a number of factors, such as cash flow situations, tax considerations, different investment horizons, and different investment strategies. All portfolio managers are aware that trades may not be made in one client account for the purpose of benefiting another client account. Investment decisions must be made only on the basis of the investment considerations relevant to the particular account for which a trade is being made.

The Advisor has adopted a Code of Ethics, among other policies and procedures, that seeks to ensure that clients’ accounts are not harmed by potential conflicts of interests. The Advisor also has procedures to assure that fair and appropriate allocation of investments purchased and sold is made among all clients.

Ownership of Fund Shares by the Portfolio Managers

As of November 30, 2012 the dollar range of equity securities of the Funds beneficially owned by each portfolio manager is:

Dollar Range of Equity Securities Owned in the Funds

Oppenheimer SteelPath MLP Select 40 Fund
Name of Portfolio Manager	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Gabriel Hammond			X
Stuart Cartner	X
Brian Watson	X

Oppenheimer SteelPath MLP Alpha Fund
Name of Portfolio Manager	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Gabriel Hammond			X
Stuart Cartner	X
Brian Watson	X

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Oppenheimer SteelPath MLP Income Fund
Name of Portfolio Manager	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Gabriel Hammond			X
Stuart Cartner	X
Brian Watson	X

Oppenheimer SteelPath MLP Alpha Plus Fund
Name of Portfolio Manager	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Gabriel Hammond	X
Stuart Cartner	X
Brian Watson			X

Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Name of Portfolio Manager	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Brian Watson	X
Sean Wells	X

DISTRIBUTOR

The Distributor

Under its General Distributor’s Agreement with the Funds, the Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. The principal business address of the Distributor is Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008.

Distribution and Service (12b-1) Plans.

The Funds have adopted a Distribution and Service Plan for Class A shares and Distribution and Service Plans for Class C shares under Rule 12b-1 of the 1940 Act. Under those plans a Fund compensates the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees are not “interested persons” of the Funds and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the 1940 Act.

Under the plans, the Advisor and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Advisor derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund’s shares.  These payments, some of which may be referred to as “revenue sharing,” may relate to the Fund’s inclusion on a financial intermediary’s preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Funds’ Board and its Independent Trustees vote annually to approve its continuance at an in person meeting called for that purpose.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees must approve all material amendments to a plan.  An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class.

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At least quarterly while the plans are in effect, the Treasurer of the Funds will provide the Board with separate written reports on the plans for its review.  The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made.  Those reports are subject to the review and approval of the Independent Trustees.

While each plan is in effect, the Independent Trustees of the Funds will select and nominate any other Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees from time to time.

The Plans are new, and therefore there were no payments made under the adopted Plans during the fiscal year ended November 30, 2012.

Class A Distribution and Service Plans

Under the Class A distribution and service plan, the Distributor currently uses the fees it receives from a Fund to pay brokers, dealers and other financial institutions (referred to as “recipients”) for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to compensate the Distributor at an annual rate of up to 0.25% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or its customers.

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record.

Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Class C Distribution and Service Plans

Under the Class C Distribution and Service Plans (each a “Plan” and together the “Plans”), the Fund pays the asset-based sales charge (the “distribution fee”) to the Distributor for its services in distributing Class C shares. The distribution fee allows investors to buy Class C shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A Distribution and Service Plan, described above.

Payments under the Plans are made in recognition that the Distributor:

•	pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,

•	pays the service fees in advance or periodically, as described below,

•
may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,

•	employs personnel to support distribution of Class C shares,

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•	bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,

•	may not be able to adequately compensate dealers that sell Class C shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,

•	receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,

•	may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,

•
may experience increased difficulty selling the Fund’s shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and

•	may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

Service fees for the first year after Class C shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance.  If a recipient has a special agreement with the Distributor, the Distributor may pay the Class C service fees to recipients periodically in lieu of paying the first year fee in advance.  If Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor.  Shares purchased by exchange do not qualify for the advance service fee payment.

Class C shares may not be purchased by a new investor from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor’s agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class C shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor’s actual expenses in selling Class C shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC’s collected on redeemed shares. Those excess expenses are carried over on the Distributor’s books and may be recouped from distribution fees paid by the Fund in future years. If a Plan were to be terminated by the Fund, the Fund’s Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class C expenses by 1.00%.

All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

Payments to Financial Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from a Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or

57

concessions from the Distributor, derived from sales charges paid by the financial intermediary’s clients, also as described in this SAI. In addition, the Advisor and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries’ offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of a Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Advisor or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, all or portions of the following:

Payments made by a Fund, or by an investor buying or selling shares of the Fund, including:

•	an initial front-end sales charge, all of a portion of which is payable by the Distributor to financial intermediates (see the “The Funds’ Share Classes” section in the Prospectus);

•	ongoing asset-based distribution and/or service fees (described in the section “Distribution and Service Arrangements – Distribution and Service (12b-1) Plans” above);

•
shareholder servicing expenses that are paid from Fund assets to reimburse the Advisor or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and administrative services fees).

In addition, the Advisor or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Advisor derives from investment advisory fees paid by the Fund.  Payments are made based on the guidelines established by the Advisor and Distributor, subject to applicable law. These payments are often referred to as “revenue sharing” payments, and may include:

•
compensation for marketing support, support provided in offering shares in a Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;

•	other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by a Fund or other Oppenheimer funds, the Advisor does not consider a financial intermediary’s sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

•	transactional support, one-time charges for setting up access for a Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary’s networking fees;

•
program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund “supermarkets”, bank or trust company products or insurance companies’ variable annuity or variable life insurance products;

•
placement on the dealer’s list of offered funds and providing representatives of the Distributor with access to a financial intermediary’s sales meetings, sales representatives and management representatives; or

•	firm support, such as business planning assistance, advertising, or educating a financial intermediary’s sales

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personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Funds or other Oppenheimer funds.  In addition, some types of payments may provide a financial intermediary with an incentive to recommend a Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds’ Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from your Fund(s), the Advisor or the Distributor and any services it provides, as well as the fees and commissions it charges.

The following table reflects the principal types of activities for which Rule 12b-1 payments are made, including the dollar amount paid by each Fund during the fiscal period ended November 30, 2012:

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to Broker- Dealers	Compensation to Sales Personnel	Interest, Carrying, or Other Financing Charges	Other	Total
Select 40 Fund	None	None	None	$571,565	None	None	None	$571,565
Alpha Fund	None	None	None	$452,529	None	None	None	$452,529
Income Fund	None	None	None	$834,266	None	None	None	$834,266
Alpha Plus Fund	None	None	None	$1,611	None	None	None	$1,611
Infrastructure Debt Fund	None	None	None	$4,616	None	None	None	$4,616

DESCRIPTION OF SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. Shareholders of the Trust and any other future series or classes of the Trust will vote in the aggregate and not by series or class except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or class. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Class Y Share Availability

Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor.  Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Trust, the Advisor and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

Voluntary Conversion to Class Y Shares. For shareholders who currently hold other classes of Oppenheimer SteelPath Fund shares, but are authorized to purchase Class Y shares, those shareholders can convert their eligible existing shares to Class Y shares of another Oppenheimer SteelPath Fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge ("CDSC") are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

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Class I Share Availability

Class I shares are not available directly to individual investors. They are only available to eligible institutional investors.  To be eligible to purchase Class I shares, an investor must:

▪	make a minimum initial investment of $5 million or more per account (waived for retirement plan service provider platforms);

▪	trade through an omnibus, trust, or similar pooled account; and

▪
be an "institutional investor" which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; 529 college savings plans; and family offices.

No commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called "finder's fees," administrative fees or other similar fees will be paid with respect to Class I shares. The Trust, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or subadvised by the Advisor or an affiliate of the Advisor.

Voluntary Conversion to Class I Shares. Shareholders who currently hold other classes of Oppenheimer SteelPath Fund shares but are eligible to purchase Class I shares can convert their eligible existing shares to Class I shares of another Oppenheimer SteelPath Fund either through their financial intermediary or by submitting an application to the Transfer Agent. Shares of another share class that are subject to a contingent deferred sales charge, commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called "finders fees," administrative fees or other similar fees are not eligible to convert to Class I shares. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion to Class I shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Involuntary Conversion of Class I Shares. If a Class I share account balance falls below $2.5 million, the investor will be notified that the account is below the required minimum balance. If the account remains below $2.5 million for more than six consecutive months after such notification, the account may be involuntarily redeemed or converted into a Class Y share account. This policy does not apply to accounts for which the minimum initial investment is waived.

Individual shareholders who purchase Class I shares through retirement plans or other intermediaries will not be eligible to hold Class I shares outside of their respective retirement plan or intermediary platform.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Additional Information Regarding Sales Charges

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “The Funds’ Share Classes.”

Class A Shares — Sales Charge Reductions and Waivers

There is an initial sales charge on the purchase of Class A shares of each Fund. As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling

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expenses. As described in the Prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Rights of Accumulation.  Subject to the limitations described below regarding aggregation, you may take into account your accumulated holdings in Class A shares of the Oppenheimer SteelPath Funds to determine your sales charge on investments in accounts eligible to be aggregated.

Qualifying investments for aggregation include those made by you and your “immediate family members” as discussed in the Prospectus, if all parties are purchasing shares for their own accounts and/or:

•	Individual-type employee benefit plans, such as an IRA, individual 403(b) plan or single-participant Keogh-type plan;

•	Business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•	Trust accounts established by you or your immediate family;

•	Endowments or foundations established and controlled by you or your immediate family; or

•	529 accounts, which will be aggregated at the account owner level.

        Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	For a single trust, estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	Made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	For a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating Fund shares;

•
For nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

•
For individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes, or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

Purchases made for nominee or street name accounts (securities held in the name of a broker-dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent (“Letter”).  Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Letter. The Letter will be considered completed if the shareholder dies within the 13-month Letter Period. Commissions to dealers will not be adjusted or paid on the difference between the Letter amount and the amount actually invested before the shareholder’s death.

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All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Letter Period, the purchaser may be required to remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Letter Period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Letter Period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Distributor for the balance still outstanding.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter.

Terms of Escrow That Apply to Letters of Intent

1.
Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

2.
If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

3.
If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

4.
If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

5.	If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

6.	By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Concurrent Purchases.  As described in the Prospectus, you may reduce your Class A sales charge by combining simultaneous purchases of Class A shares of the Funds subject to a sales load.

Other Purchasers.  In addition to those purchasers discussed in the Prospectus, Class A shares of the Funds also may be sold at NAV (without the imposition of a front-end sales charge) to:

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1. the Advisor and its affiliated companies as well as accounts managed by the Advisor and its affiliated companies;

2. an individual or entity with a substantial business relationship with the Advisor and its affiliated companies, or an individual or entity related or relating to such individual or entity;

3. full-time employees of banks that have sales agreements with the Distributor, who are solely dedicated to directly supporting the sale of mutual funds; and

4. directors, officers and employees of financial institutions that have a selling group agreement with the Distributor.

As discussed in the Prospectus, Class A sales charges also may be waived on purchases made through certain fee-based programs. These programs include those with banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket or in a wrap program, asset allocation program or other program in which the clients pay an asset-based fee.

In general, Class A shares are offered at NAV to the relevant persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this NAV privilege, additional investments can be made at NAV for the life of the account.

Moving Between Accounts.  Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•
Redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase Fund shares in an individual retirement account (“IRA”) or other individual-type retirement account;

•	Required minimum distributions from an IRA or other individual-type retirement account used to purchase Fund shares in a non-retirement account; and

•	Death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase Fund shares in a different account.

Class A Contingent Deferred Sales Charge

As discussed in the Prospectus, there is no initial sales charge on Class A purchases of shares of one or more of the Funds totaling $1 million or more, those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month “holding period” measured from the date of purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.

The Distributor pays concessions from its own resources equal to 1.00% of Class A purchases of $1 million or more.  The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

Class C Shares — Contingent Deferred Sales Charges

As discussed in the Prospectus, the redemption of Class C shares may be subject to a contingent deferred sales charge (“CDSC”) if you redeem your shares within one year of purchase. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gain distributions, or upon amounts representing share appreciation. As described in the Prospectus, there are

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various circumstances under which the CDSC will be waived. The Advisor or the Funds’ transfer agent may require documentation prior to waiver of the CDSC.

The following example illustrates the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

Additional Information Regarding Redemptions

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “How To Redeem Shares.”

Redemption In Kind

Although each Fund intends to redeem shares in cash, the Funds reserve the right to pay the redemption price in whole or in part by a distribution of securities or other assets. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent the Fund redeems its shares in this manner, the shareholder may bear transaction costs and assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (1) during any period when the NYSE is closed (other than customary weekend and holiday closings); (2) when trading in the markets a Fund ordinarily uses is restricted, or when an emergency exists such that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (3) for such other periods as the SEC by order may permit to protect the Funds’ shareholders.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments held by a Fund. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov . Except for these reports, or as otherwise specifically permitted by the Trust’s policy, information regarding a Fund’s portfolio holdings may not be provided to any person.

Information regarding each Fund’s portfolio securities, and other information regarding the investment activities of each Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the CCO of the Trust. Such information is typically disclosed the day after each calendar month end. In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to use the information only to facilitate its rating or ranking of a Fund. The Trust’s policy permits disclosure of information to a Fund’s investment advisor or to other service providers to the Trust (including its administrator, distributor, custodian, legal counsel and auditors). The CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, a Fund is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to

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aid in conducting the ongoing business of the Trust and the Fund and is unlikely to affect adversely the Trust or the Fund. Any such arrangements approved by the CCO are subject to duties of confidentiality and not to trade on such information and are required to be reported to the Board. The Trust believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of the Fund and its shareholders and that disclosure is not made under circumstances where the Advisor, the Distributor or an affiliated person of the Advisor or Distributor stands to benefit to the detriment of the Fund.

The Board has approved the Trust’s policy regarding disclosure of portfolio holdings information. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to the Fund’s portfolio securities and is also responsible to report to the Board at least annually regarding the effectiveness of the Trust’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Trust’s policy, the Advisor, the Trust and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to a Fund’s portfolio securities held, purchased or sold by the Fund.

Consistent with the Trust’s policy, information relating to a Fund’s portfolio securities are provided to certain persons as described in the following table. Such persons are subject to duties not to trade on such information and duties of confidentiality. There are no other arrangements in effect involving the disclosure of information regarding a Fund’s portfolio holdings.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions
Advisor	Daily	Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Contractual and Ethical
Independent Registered Public Accounting Firm	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place. However, printer would not receive portfolio information until at least 30 days old.
Broker-Dealers	As frequently as daily	Contractual and Ethical

DETERMINATION OF NET ASSET VALUE

Pricing of Shares

The price of each Fund’s shares is based on its net asset value (or NAV), which is calculated by dividing the value of a Fund’s assets (i.e., the value of its assets less its liabilities) by the total number of shares outstanding. The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which a security is purchased or redeemed is based on the next calculation of NAV after receipt of an order in proper form by the Funds’ transfer agent or an appropriate financial intermediary.

Securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. If a last sales price is not reported by the principal exchange on which a security is traded, a security will be valued at the mean of the last bid and ask price. Over the counter securities are valued based on the last sales price. If there is no trading of

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a security, the mean of the last bid prices obtained from two or more broker-dealers will be used, unless there is only one broker-dealer, in which case that dealer’s last bid price will be used.

Exchange traded options on securities and indices generally will be valued at their last sales price or, if no last sales price is available, at their last bid price. Options traded in the over-the counter market will be valued based on the last bid prices obtained from two or more broker-dealers, unless there is only one broker-dealer, in which case that dealer’s last bid prices will be used. Futures contracts will be valued based upon the last sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions on a given day, the mean of the last bid and asked price. Swaps and other privately negotiated agreements will be valued pursuant to a valuation model approved by the Board, by an independent pricing service or prices supplied by the counterparty, which in turn are based on the market prices or fair values of the securities underlying the agreement.

Fixed income securities with maturities greater than 60 days will be valued based on prices received from an independent pricing service. Short-term fixed income securities with maturities of 60 days or less will be valued at amortized cost. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.

Pursuant to procedures adopted by the Board, the Advisor’s Valuation Committee will determine the fair value the Fund’s securities and other assets when price quotations or valuations are not readily available, readily available price quotations are valuations are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities. A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and will affect the value of a security. Generally, a security will be fair valued include when trading in the security has been halted, a market price is not available from either a pricing service or a broker or a price has become stale.

Fair value pricing is intended to result in a more accurate determination of a Fund’s net asset value and should reduce the potential for stale pricing arbitrage opportunities in a Fund. However, attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

Additional Information Regarding Deferred Tax Liability

Because each Fund, except the Infrastructure Debt Fund, is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, the Funds will incur tax expenses. In calculating a Fund’s daily NAV, the Funds will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability is reflected in a Fund’s daily NAV.

The Funds will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability balance at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an assumed state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by a Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Funds’ current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce a Fund’s NAV.

The Funds also will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance which reflects an estimate of the Funds’ future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV. To the extent a Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the

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deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Funds will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. A Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to a Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to a Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Funds will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of a Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.

The Funds’ deferred tax asset and/or liability balances is estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Funds will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which information may not be provided to the Funds on a timely basis, in order to estimate deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, a Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. A Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of a Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of a Fund’s assets and other factors. As a result, the determination of a Fund’s actual tax liability may have a material impact on the Fund’s NAV. A Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, a Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of a Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

ADDITIONAL TAX INFORMATION

This section and the discussion in the Prospectus (see “Tax Matters”) provide a general summary of the material U.S. federal income tax consequences to persons who purchase, own and dispose of a Fund’s securities. It does not address all federal income tax consequences that may apply to an investment in a Fund’s securities or to particular categories of investors, some of which may be subject to special rules. Unless otherwise indicated, this discussion is limited to taxpayers who are U.S. persons, as defined herein. The discussion that follows is based on the provisions of the Code and Treasury regulations promulgated thereunder as in effect on the date hereof and on existing judicial and administrative interpretations thereof. These authorities are subject to change and to differing interpretations, which could apply retroactively. Potential investors should consult their own tax advisers in determining the federal, state, local, foreign and any other tax consequences to them of the purchase, ownership and disposition of a Fund’s securities. This discussion does not address all tax consequences that may be applicable to a U.S. person that is a beneficial owner of a Fund’s securities, nor does it address, unless specifically indicated, the tax consequences to, among others, (i) persons that may be subject to special treatment under U.S. federal income tax law, including, but not limited to, banks, insurance companies, thrift institutions, regulated investment companies, real estate

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investment trusts, tax-exempt organizations and dealers in securities or currencies, (ii) persons that will hold a Fund’s securities as part of a position in a “straddle” or as part of a “hedging,” “conversion” or other integrated investment transaction for U.S. federal income tax purposes, (iii) persons whose functional currency is not the United States dollar, (iv) persons that do not hold a Fund’s securities as capital assets within the meaning of Section 1221 of the Code, or (v) except as specifically provided under “Dividends and Other Distributions and Redemption of Shares” below, foreign investors.

The discussion reflects applicable tax laws of the United States as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively.

Taxation of the Funds — C Corporation Funds

Each Fund, except the Infrastructure Debt Fund, will be taxed as a “C” corporation and subject to tax on its taxable income at corporate rates. All distributions from the Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. As discussed below, the resulting corporate taxes and accruals for deferred tax liabilities could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of a Fund’s distributions.

As a “C” corporation, each Fund will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability balance at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an assumed state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. A Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce a Fund’s net asset value.

The Funds also will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance which reflects an estimate of a Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase a Fund’s net asset value. To the extent a Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which will offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), a Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Funds will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. A Fund’s assessment will consider, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to a Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight will be given to a Fund’s forecast of future taxable income, which will be based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration also will be given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets could be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Funds will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of a Fund’s net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates a Fund used in calculating the Fund’s daily net asset value, the application of such final valuation allowance could have a material impact on the Fund’s net asset value.

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A Fund’s deferred tax asset and/or liability balances will be estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Funds will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which information may not be provided to a Fund on a timely basis, in order to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. If such information is not received from such MLPs on a timely basis, a Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. A Fund’s estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of a Fund’s deferred tax liability and/or asset balances used to calculate each Fund’s net asset value could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability could have a material impact on a Fund’s net asset value. A Fund’s daily net asset value calculation will be based on then current estimates and assumptions regarding a Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to that Fund at such time. From time to time, a Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of a Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in a Fund’s net asset value per share, which could be material.

Taxation of the Funds — Infrastructure Debt Fund

The Infrastructure Debt Fund intends to continue to qualify for the special tax treatment afforded to RICs under Subchapter M of the Code. As long as the Fund qualifies, the Fund (but not shareholders) will not be subject to federal income tax on the part of the Fund’s net ordinary income and net realized capital gains that it distributes to shareholders. In order to qualify for the special tax treatment afforded to RICs, the Fund must meet an annual income test, quarterly asset diversification tests, and an annual distribution requirement, all as described further below, and be registered as a management company under the 1940 Act at all times during each taxable year. Failure to meet any of the quarterly tests would disqualify us from RIC tax treatment for the entire year. However, in certain situations the Fund may be able to take corrective action within 30 days of the end of a quarter, or, in certain circumstances, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test, which would allow the Fund to remain qualified.

The Income Test.  Under the annual income test, at least 90% of the Infrastructure Debt Fund’s gross income in each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies. Net income from a “qualified publicly traded partnership” will also be included as qualifying income for purposes of the 90% gross income test. A “qualified publicly traded partnership” is a publicly traded partnership that is treated as a partnership for U.S. federal income tax purposes and that derives less than 90% of its gross income from the foregoing types of income. To the extent the Fund holds interests in entities that are taxed as grantor trusts for federal income tax purposes or are partnerships that are not treated as “qualified publicly traded partnerships,” the income derived from such investments may not be treated as qualifying income for purposes of the 90% gross income test, depending on the underlying source of income to such partnerships or grantor trusts.

The Diversification Tests.  Under the quarterly diversification tests, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls (by owning 20% or more of their voting power) and that are determined to be engaged in the same or similar trades or businesses or related

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trades or businesses, or the securities (including debt securities) of one or more qualified publicly traded partnerships. These tests are referred to as the “Diversification Tests.”

The Annual Distribution Requirement.  The Fund’s deduction for dividends paid to shareholders during the taxable year must equal or exceed 90% of the sum of the Fund’s (i) investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid, and (ii) net tax-exempt interest, if any (the excess of the Fund’s gross tax-exempt interest over certain disallowed deductions). For purposes of this distribution test, the Fund may elect to treat as paid on the last day of the fiscal year all or part of any dividends that the Fund declares after the end of the Fund’s taxable year. Such dividends must be declared before the due date for filing the Fund’s tax return, including any extensions. The Fund intends to distribute at least annually substantially all of such income. The Fund will refer to this distribution requirement as the “Annual Distribution Requirement.”

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of the Fund’s ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98.2% of the Fund’s capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on November 30, the last day of its taxable year (which the Fund intends to continue to elect to use for this purpose), and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. This distribution requirement is referred to as the “Excise Tax Avoidance Requirement.” While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which the Fund does not meet the foregoing distribution requirement.

A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by us during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Although the Fund presently does not intend to do so, the Fund is authorized to borrow funds and to sell assets in order to satisfy distribution requirements. However, under the 1940 Act, the Fund is not permitted to make distributions to its shareholders while the Fund’s debt obligations unless certain “asset coverage” tests are met. Moreover, the Fund’s ability to dispose of assets to meet its distribution requirements may be limited by other requirements relating to the Fund’s status as a RIC, including the Diversification Tests. If the Fund disposes of assets in order to meet the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If, in any taxable year, the Fund fails to qualify as a RIC, the Fund would be taxed in the same manner as an ordinary corporation and distributions from earnings and profits (as determined under federal income tax principles) to shareholders would not be deductible by the Fund in computing the Fund’s taxable income. In such case, under current law distributions to the Fund’s shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders (provided that certain holding period and other requirements were met), and (ii) for the dividends-received deduction in the case of corporate shareholders. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis, and any remaining Distributions would be treated as a capital gain. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial Distributions before re-qualifying as a RIC that is accorded special tax treatment.

The remainder of this discussion assumes that the Infrastructure Debt Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of Fund Investments

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The following section discusses the taxation of certain of the Funds’ investments.

Certain of the Funds’ investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Funds intend to monitor their transactions and may make certain tax elections to mitigate the effect of these rules.

A Fund may be required to recognize taxable income in circumstances in which the Fund does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment-in-kind interest or, in certain cases, increasing interest rates or that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Infrastructure Debt Fund’s investment company taxable income for the year of accrual, that Fund may be required to make a Distribution to shareholders in order to satisfy the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

Gain that a Fund derives from the disposition of any bonds with market discount (i.e., an amount generally equal to the excess of the stated redemption price or revised issue price of the bond over the basis of such bond immediately after it was acquired) will be taxed as ordinary income to the extent of the accrued market discount, unless the Fund makes an election to accrue market discount on a current basis. If this election is not made, all or a portion of any deduction for interest expense incurred to purchase or carry a market discount bond may be deferred until such bond is sold or otherwise disposed of.

The Funds intend to invest in debt and equity securities of MLPs that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The Infrastructure Debt Fund expects that these MLPs will be treated as “qualified publicly traded partnerships” (as defined in Section 851(h) of the Code). Accordingly, it is expected that the net income derived by us from such equity investments will qualify as “good income” for purposes of the 90% gross income test. If the MLPs in which the Infrastructure Debt Fund invests, however, do not qualify as qualified publicly traded partnerships under the new rules or otherwise are not treated as corporations for U.S. federal income tax purposes, the income derived by the Fund from such equity investments may not qualify as “good income” under the 90% gross income test and, therefore, could adversely affect the Fund’s status as a RIC. Similar issues could arise if the Infrastructure Debt Fund’s debt investments in such MLPs are re-characterized as equity for tax purposes.

The MLPs in which the Funds intend to invest are expected to be treated as partnerships for U.S. federal income tax purposes, and therefore, the cash distributions received by the Funds from an equity investment in an MLP may not correspond to the amount of income allocated to the Funds by the MLP in any given taxable year. If the amount of income allocated by an MLP to the Infrastructure Debt Fund exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and avoiding any income and excise taxes. Accordingly, the Infrastructure Debt Fund may have to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

The Funds intend to invest in Canadian income trusts that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. Canadian income trusts are generally treated as either corporations or partnerships for U.S. federal income tax purposes. If the Canadian entities in which the Infrastructure Debt Fund invests are treated as corporations for U.S. federal income tax purposes, the income and gain generated by the Infrastructure Debt Fund from such investments will generally be qualifying income, and a trust unit will generally be a qualifying asset, for purposes of the Fund’s qualification as a RIC.

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Moreover, if the Canadian entity is a PFIC (as defined below), a Fund will be subject to additional rules described below relating to tax consequences of an investment in a PFIC. If the Canadian income trusts in which a Fund invests are treated as partnerships for U.S. federal income tax purposes, a Fund will be subject to U.S. tax on its share of the trust’s income, whether or not it is distributed to a Fund. The effect of such investments on the Infrastructure Debt Fund will depend on whether the Canadian entity is a qualified publicly traded partnership (as described above) or not. If the Canadian entity is a qualified publicly traded partnership, the Infrastructure Debt Fund Fund’s investment therein would generally be subject to the rules described above relating to investments in MLPs. If the Canadian entity, however, is not treated as a qualified publicly traded partnership, then the consequences to the Infrastructure Debt Fund of an investment in such Canadian entity will depend upon the amount and type of income and assets of the Canadian entity allocable to the Fund. The Infrastructure Debt Fund intends to monitor its investments in Canadian entities to prevent the Fund’s disqualification as a RIC.

Income received by the Funds with respect to non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions may reduce or eliminate such taxes. Due to the makeup of the Fund’s investment portfolio, stockholders will not be entitled to claim a credit or deduction with respect to such foreign taxes.

Investments by the Funds in certain “passive foreign investment companies” (“PFIC”) could subject the Funds to U.S. federal income tax (including interest charges) on certain distributions or dispositions with respect to those investments which cannot be eliminated by making distributions to stockholders. Elections may be available to the Funds to mitigate the effect of this provision provided in certain cases that the PFIC complies with certain reporting requirements, but the elections generally accelerate the recognition of income without the receipt of cash.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Taxation of U.S. Shareholders

All Fund distributions from current or accumulated earnings and profits, except for certain distributions of the Infrastructure Debt Fund, will be taxable to shareholders as ordinary income. Some portions of distributions by these Funds may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible for a 20% preferential maximum tax rate in the case of individual shareholders, provided in both cases, the shareholder meets certain holding period and other requirements in respect of the Funds’ shares.

Dividends from the Infrastructure Debt Fund’s investment company taxable income, whether received in cash or additional Fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends from the Fund’s investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for (1) the 20% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 20% rate for the Fund may not exceed the aggregate dividends the Fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the Fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction.

If the Infrastructure Debt Fund’s shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares of Infrastructure Debt Fund are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

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Capital gain distributions the Infrastructure Debt Fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets will be subject to federal income tax at a maximum rate of 20% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her shares in any Fund held for more than one year will qualify for that maximum rate. Furthermore, if shares of the Infrastructure Debt Fund are purchased within 30 days before or after a redemption of shares of that Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of any newly purchased shares.

Dividends and other distributions the Infrastructure Debt Fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Taxation of Non-U.S. Shareholders

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“non-U.S. shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income from a Fund is not effectively connected with your U.S. trade or business, except as described below with respect to the Infrastructure Debt Fund, dividend distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally will be exempt from federal income tax on gain realized on the sale of Fund shares, unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). If the income from the Fund is effectively connected with a foreign shareholder’s U.S. trade or business, the shareholder will be subject to federal income tax on such income as if the shareholder were a U.S. shareholder. Non-U.S. shareholders must satisfy certain certification and filing requirements to qualify for the exemptions from U.S. withholding tax and for a reduced rate of U.S. withholding tax under income tax treaties. Non-U.S. shareholders should consult their tax advisers with respect to the potential application of these regulations. Beginning in 2014, a withholding tax of 30% will apply to payments of Fund dividends and gross proceeds of Fund redemptions paid to non-U.S. shareholders, unless such non-U.S. shareholders comply with certain reporting requirements to the Internal Revenue Service and/or the Fund as to identifying information (including name, address and taxpayer identification number) of direct and indirect U.S. owners.

Special rules apply to certain distributions by the Infrastructure Debt Fund. A foreign shareholder generally will be exempt from federal income tax on Infrastructure Debt Fund distributions of net capital gain (other than distributions with respect to certain years consisting of gain realized on disposition of U.S. real property interests), unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). In addition, distributions that the Infrastructure Debt Fund reports as “interest-related dividends” or “short-term capital gain dividends” will generally be exempt from such withholding for taxable years of the Fund beginning before January 1, 2014. It is possible that legislation will be enacted extending this exemption to later years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of the Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources, all of which would be exempt from withholding if received directly by a non-U.S. shareholder, and any interest-related dividend from another RIC, reduced by expenses that are allocable to such income. Depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after

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January 1, 2011 (January 1, 2012 in the case of the Infrastructure Debt Fund), and redeemed on or after that date. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Funds will use the average cost method as a default cost basis method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Backup Withholding

Federal regulations generally require the Funds to withhold and remit to the U.S. Treasury a “backup withholding” tax with respect to dividends and the proceeds of any redemption paid to you if you fail to furnish a Fund or a Fund’s paying agent with a properly completed and executed IRS Form W-9, Form W-8BEN, or other applicable form. Furthermore, the IRS may notify a Fund to institute backup withholding if the IRS determines that your TIN is incorrect or if you have failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

The aggregate amount of brokerage commissions paid by each Fund in the fiscal years ended November 30, 2010, 2011 and 2012 are set forth below:

BROKERAGE COMMISSIONS

Aggregate Brokerage Commissions for the Fiscal Year Ended November 30,
	2012		2011	2010
Select 40 Fund	$581,889		$286,433	$157,346	**
Alpha Fund	$291,081		$228,485	$83,646	**
Income Fund	$516,779		$176,946	$58,768	**
Alpha Plus Fund	$10,147	*	N/A	N/A
Infrastructure Debt Fund	$0	*	N/A	N/A

*
The Alpha Plus Fund and Infrastructure Debt Fund commenced operations on December 30, 2011. Accordingly, no brokerage commissions were paid by either Fund during the fiscal years ended 2011 or 2010, and the information for fiscal year 2012 is provided for each Fund’s initial 11 months of operations..

**	The Fund commenced operations on March 31, 2010. Therefore, the information for fiscal year 2010 is provided for the Fund’s initial eight months of operations.

The Advisor may serve as investment advisor to other clients, including private investment companies, and the Advisor may in the future act as investment advisor to other registered investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among a Fund and others whose assets are managed by the Advisor in such manner as it deems equitable. In making such allocations, the main factors

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considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on a Fund.

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and best execution of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Advisor from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Trust’s policies, the Advisor effects transactions with brokers and dealers it believes provide the most favorable prices and are capable of providing efficient executions. The Advisor may place portfolio transactions with a broker or dealer that furnishes research and other services to the Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934. The information and services received by the Advisor from brokers and dealers may be used for more than one account managed by the Advisor, and may benefit in the accounts of other clients and not in all cases benefit the Trust directly. With regard to the allocation of brokerage to acquire research services, the Advisor always considers its best execution obligation when deciding which broker to utilize. While such services are useful and important in supplementing its own research and facilities, the Advisor believes the value of such services is not determinable and does not significantly reduce its expenses.

PROXY VOTING PROCEDURES

The Trust has delegated authority to vote proxies to the Advisor, subject to the supervision of the Board. It is the Advisor’s policy to vote all proxies received by the Fund in a manner that serves the best interests of the Fund. The policy includes procedures to address potential conflicts of interest between the Fund’s shareholders and the Advisor, Distributor or their affiliates. The Advisor’s proxy voting policies are attached to this SAI as Appendix B.

Each Fund’s voting records relating to portfolio securities during the most recent 12-month period ended on June 30 of each year are available without charge, upon request, by calling toll-free, 888-614-6614, or by accessing www.steelpath.com or the SEC’s website at www.sec.gov.

GENERAL INFORMATION

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Trustee and Officer Liability

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Under the Trust’s Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees, and certain agents of the Trust are entitled to indemnification under certain circumstances, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for conducting the annual audit of the financial statements of the Fund. The selection of the independent registered public accounting firm is approved annually by the Board.

Custodian

UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO 64141, serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

Administrator

The Trust has entered into an agreement with UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, WI 53233, to provide various administrative and accounting services necessary for the operations of the Trust and the Fund. Services provided by the Administrator include facilitating general Fund management; monitoring the Fund’s compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports. The Fund pays the Administrator an annual fee calculated based upon the Fund’s average daily net assets. The fee is paid monthly. The Funds paid the following Administration Fees to the Administrator for the past three fiscal years ended November 30:

	Fiscal Year Ended November 30,
	2012	2011	2010
Select 40 Fund	$722,132	$558,082	$127,998	**
Alpha Fund	$630,882	$485,278	$93,904	**
Income Fund	$485,359	$327,603	$73,353	**
Alpha Plus Fund	$54,664*	N/A	N/A
Infrastructure Debt Fund	$54,626*	N/A	N/A

*	The Alpha Plus Fund and Infrastructure Debt Fund commenced operations on December 30, 2011. Therefore, neither Fund paid Administrative Fees during the fiscal years ended November 30, 2011 and 2010, and the information for fiscal year 2012 is provided for each Fund’s initial 11 months of operations.

**	The Fund commenced operations on March 31, 2010. Therefore, the information for fiscal year 2010 is provided for the Fund’s initial eight months of operations.

Transfer Agent

UMB Fund Services, Inc. also serves as transfer agent for the Trust.

Legal Counsel

K&L Gates LLP serves as counsel to the Trust.

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Financial Statements

The Fund’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd., audits and reports on the Funds’ annual financial statements. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds’ audited financial statements, including the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, and financial highlights included in the Funds’ 2012 annual report to shareholders, are incorporated herein by reference. Copies of the annual report may be obtained free of charge by writing to Oppenheimer SteelPath MLP Funds Trust, 6803 S. Tucson Way, Centennial, Colorado 80112, calling 888-614-6614 or going online at www.steelpath.com.

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Appendix A

 Description of Securities Ratings

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM OBLIGATION RATINGS

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

SHORT-TERM OBLIGATION RATINGS FOR TAXABLE DEBT AND U.S. MUNICIPAL TAX-EXEMPT COMMERCIAL PAPER

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the

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obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

▪	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

▪	Nature of and provisions of the obligation;

▪
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating

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may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MUNICIPAL SHORT-TERM NOTE RATINGS

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

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▪	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

▪	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

ISSUER CREDIT RATINGS

A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness in order to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated 'CC' is currently highly vulnerable.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

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SD and D: An obligor rated 'SD' (selective default) or 'D' is in payment default on one or more of its financial obligations (rated or unrated) unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a financial obligation are jeopardized. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: An issuer designated 'NR' is not rated.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated 'NR' is not rated.

Fitch, Inc.

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local

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currency international ratings are internationally comparable assessments. The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility risk). Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

INTERNATIONAL LONG-TERM ISSUER RATINGS

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

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D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS

LONG-TERM OBLIGATIONS

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

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A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

COMMERCIAL PAPER AND SHORT-TERM DEBT

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

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R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Kroll Bond Rating Agency ("KBRA")

Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

LONG-TERM CREDIT RATINGS

AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC Determined to be near default or in default with average recovery expectations.

C Determined to be near default or in default with low recovery expectations.

D In default.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT RATINGS

K1 Very strong ability to meet short-term obligations.

K2 Strong ability to meet short-term obligations.

K3 Adequate ability to meet short-term obligations.

B Questionable ability to meet short-term obligations.

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C Little ability to meet short-term obligations.

D In default on short-term obligations.

KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

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Appendix B

INTRODUCTION

Proxies are an asset of a client account, which should be treated by OFI SteelPath with the same care, diligence and loyalty as any asset belonging to a client. As such, OFI SteelPath views seriously its responsibility to exercise voting authority over securities that are owned by its client’s portfolios. The following guidelines should be observed with respect to proxies. These guidelines also address special provisions for voting proxies of the SteelPath Mutual Funds (the “Trust”), and conflicts of interests that may arise in connection with such proxies. A client may direct OFI SteelPath to vote in a particular manner at any time upon written notice to OFI SteelPath.

POLICY STATEMENT

The Firm understands and appreciates the importance of proxy voting. To the extent that Firm has discretion to vote proxies for an Advisory Client, the Firm will vote any such proxies in the best interests of the Advisory Client and in accordance with the procedures outlined below (as applicable).

OFI SteelPath’s policy is to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of its clients.

PROCEDURES

All proxies sent to Advisory Clients that are actually received by the Firm (to vote on behalf of the Advisory Client) will be provided to OFI SteelPath through a third-party voting administrator.

OFI SteelPath will generally adhere to the following procedures (subject to limited exception):

•	A written record of each proxy voted on by the Firm will be kept in the Firm’s files;

•	The Chief Compliance Officer or designee will call a meeting (which may be via telephone) of appropriate officers and/or employees (collectively referred to as “Proxy Voting Committee”)

•
Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines below. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

•
If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in below. The internal proxy administrator will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

•	The third-party proxy administrator shall maintain the voting records.

Handling of Conflicts of Interest

As stated above, in evaluating how to vote a proxy, the Proxy Voting Committee will first determine whether there is a conflict of interest related to the proxy in question between the Firm and Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether the Firm (or any affiliate of the Firm) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside an investment in such company by an Advisory Client.

If a conflict is identified and deemed “material” by the Proxy Voting Committee, the Firm will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of affected Advisory Clients. If conflicts arise, the Firm will:

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•	Engage outside counsel to determine how to vote such proxies; or

•	Determine it is appropriate to disclose the conflict to affected Advisory Clients and give Advisory Clients the opportunity to vote the proxies in question themselves.

Voting Guidelines

In the absence of specific voting guidelines mandated by a particular Managed Account, the Firm will endeavor to vote proxies in the best interests of each Advisory Client.

Although voting certain proxies may be subject to the discretion of the Firm, the Firm is of the view that voting proxies in accordance with the following general guidelines is in the best interests of the Advisory Clients:

The Firm will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:

•	Election of directors (where there are no related corporate governance issues);

•	Selection or reappointment of auditors; or

•	Increasing or reclassification of common stock.

The Firm will generally vote against proposals that:

•	Make it more difficult to replace members of the issuer’s board of directors or board of managers; and

•

•	Introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain Advisory Clients).

The Firm will generally vote against proposals that make it more difficult for an issuer to be taken over by outsiders, and in favor of proposals to do the opposite.

The Firm will generally vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance.

The Firm will generally vote against proposals to move the company to another state less favorable to shareholders’ interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

Disclosure of Procedures

Employees should note that a brief summary of these proxy-voting procedures will be included in the Firm’s Form ADV Part II and will be updated whenever these policies and procedures are updated. Advisory Clients will also be provided with contact information as to how they can obtain information about the details of the Firm’s procedures ( i.e. , a copy of these procedures), and voted proxies.

Books and Records

The Proxy Administrator is responsible for maintaining files relating to the Firm’s proxy voting records. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record, with records for the first two (2) years kept in the offices of the Firm.

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Records of the following will be included in the files:

•	Copies of these proxy voting policies and procedures, and any amendments thereto;

•	A copy of each proxy statement that the Firm actually receives;

•	A record of each vote that the Firm casts;

•	A copy of any document that the Firm created that was material to making a decision on how to vote the proxies, or memorializes that decision (if any); and

•
A copy of each written request for information on how the Firm voted proxies and a copy of any written response to any request for information on how the Firm voted proxies on behalf of an Advisory Client.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

Exhibit Number	Description
(a)(1)	Certificate of Trust, incorporated by reference to the Registrant’s registration statement on Form N-1A filed on December 9, 2009 (File No. 333-163614).

(a)(2)
Certificate of Amendment to Certificate of Trust, incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A filed March 3, 2010 (File No. 333-163614).

(a)(3)	Amended and Restated Agreement and Declaration of Trust. Filed herewith.

(a)(4)
Certificate of Amendment to Certificate of Trust, incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013 (File No. 333-163614).

(b)
Amended and Restated Bylaws of Registrant, incorporated by reference from Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A filed April 29, 2013 (File No. 333-163614).

(c)	None other than in Exhibits (a)(3) and (b).

(d)
Investment Advisory Agreement between Registrant and OFI SteelPath, Inc. with respect to each Fund, incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013 (File No. 333-163614).

(e)
Distribution Agreement between Registrant and OppenheimerFunds Distributors, Inc., incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013 (File No. 333-163614).

(f)	Not applicable.

(g)
Custody Agreement between Registrant and UMB Bank, n.a., incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A filed December 29, 2011. (File No. 333-163614).

(h)(1)
Administration and Fund Accounting Agreement between Registrant and UMB Fund Services, Inc., incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A filed December 29, 2011. (File No. 333-163614).

(h)(2)
Transfer Agency Agreement between Registrant and UMB Fund Services, Inc., incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A filed December 29, 2011. (File No. 333-163614).

(h)(3)	Expense Limitation and Reimbursement Agreement with respect to each Fund, dated May 23, 2013. Filed herewith.

(h)(4)
Inbound Call Management and Fulfillment Services Agreement between Registrant and UMB Distribution Services, LLC, incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A, filed December 29, 2011. (File No. 333-163614).

(h)(5)
Amended and Restated Service Plan for Class A shares, incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A, filed June 9, 2011. (File No. 333-163614).

(h)(6)
Amendment to Schedule A to Service Plan for Class A shares, incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A, filed December 29, 2011. (File No. 333-163614).

(i)(1)
Opinion and consent of K&L Gates for Class A, Class C and Class Y shares of each Fund and Class W shares of MLP Select 40 Fund, incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013 (File No. 333-163614).

(i)(2)	Opinion and consent of K&L Gates for Class I shares of each Fund. Filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k)	Not applicable.

(l)	Initial Seed Capital Subscription Agreement, incorporated by reference from the Registrant’s registration statement on Form N-1A, filed March 3, 2010. (File No. 333-163614).

(m)(1)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Select 40 Fund Class A Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(2)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Alpha Fund Class A Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(3)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Income Fund Class A Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(4)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Alpha Plus Fund Class A Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(5)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP and Infrastructure Debt Fund Class A Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(6)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Select 40 Fund Class C Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(7)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Alpha Fund Class C Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(8)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Income Fund Class C Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(9)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP Alpha Plus Fund Class C Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(m)(10)
Rule 12b-1 Plan for Oppenheimer SteelPath MLP and Infrastructure Debt Fund Class C Shares incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A filed March 27, 2013. (File No. 333-163614).

(n)	Amended and Restated Plan Pursuant to Rule 18f-3. Filed herewith.

(o)	Not applicable.

(p)	Code of Ethics of the Oppenheimer Funds, OppenheimerFunds, Inc. (including affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc. Filed herewith.

Other Exhibits.

(q)(1)
Powers of Attorney for Messrs. Cameron, Fossel, Freedman, Glavin, Grabish, Malone, Marshall, Vaughn and Wixted and Mses. Hamilton, Herget and Stuckey, incorporated by reference from Post-Effective Amendment No.11 to the Registrant's registration statement on Form N-1A filed March 27, 2013 (File No. 333-163614).

Item 29. Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

Reference is made to the provisions of Article VII of Registrant's Agreement and Declaration of Trust filed as Exhibit 28(a)(3) to the Registration Statement, and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor.

(a)       OFI SteelPath, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 31(b) below.

(b)      Information required by this Item 31 as to any other substantial business, profession, vocation or employment in which the directors or officers of OFI SteelPath, Inc. have been engaged within the last two fiscal years as director, officer, employee, partner or trustee is incorporated herein by reference to OFI SteelPath, Inc.’s Form ADV filed with the Securities and Exchange Commission (File No. 801-77030) pursuant to the Investment Advisers Act of 1940.

Item 32. Principal Underwriter.

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 31(b) above (except Panorama Series Fund) and for MassMutual Institutional Funds.

(b)      The trustees and officers of the Registrant's principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbhul(1)	Vice President and Treasurer	None
Robert Again(2)	Vice President	None
Michael Albert(1)	Vice President	None
Anthony Allocco(2)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
James Austin(1)	Vice President	None
James Barker 1723 W. Nelson Street Chicago, IL 60657	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
William Beagle(2)	Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge 11504 Flowering Plum Lane Highland, UT 84003	Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
Paul Blease(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli 105 Black Calla Ct. San Ramon, CA 94583	Senior Vice President	None
Jeffrey R. Botwinick 4431 Twin Pines Drive Manlius, NY 13104	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith 5 Deer Path South Natlick, MA 01760	Senior Vice President	None
Ross Burkstaller 211 Tulane Drive SE Albuquerque, NM 87106	Vice President	None
Tracy Cairoli(2)	Vice President	None
Mersin Capollari	Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso 15 Deforest Road Wilton, CT 06897	Vice President	None
Donelle Chisolm(2)	Vice President	None
Andrew Chronofsky	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
Sean Clark (2)	Vice President	None
John Corcoran(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Craig Colby(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Rodney Constable(1)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane 1530 Beacon Street, Apt. #1403 Brookline, MA 02446	Vice President	None
Geoffrey Crumine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley 40W387 Oliver Wendell Holmes St St. Charles, IL 60175	Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Steven Dombrower 13 Greenbrush Court Greenlawn, NY 11740	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell 35 Crown Terrace Yardley, PA 19067	Vice President	None
Rick Ernzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett 4328 Auston Way Palm Harbor, FL 34685-4017	Vice President	None
George R. Fahey 9511 Silent Hills Lane Lone Tree, CO 80124	Senior Vice President	None
Eric C. Fallon 10 Worth Circle Newton, MA 02458	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Kristin Fenik(1)	Vice President	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez 1717 Richbourg Park Drive Brentwood, TN 37027	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro 104 Beach 221st Street Breezy Point, NY 11697	Senior Vice President	None
Eric P. Fishel 725 Boston Post Rd., #12 Sudbury, MA 01776	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Patrick W. Flynn 14083 East Fair Avenue Englewood, CO 80111	Senior Vice President	None
John (“J”) Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Diane Frankenfield(2)	Senior Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel 2919 St. Albans Forest Circle Glencoe, MO 63038	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Greg Fulginite(2)	Vice President	None
Arthur S. Gabinet(2)	General Counsel	Secretary and Chief Legal Officer
William Gahagan(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman 255 Westchester Way Birmingham, MI 48009	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Eric Grossjung 4002 N. 194th Street Elkhorn, NE 68022	Vice President	None
Michael D. Guman 3913 Pleasant Avenue Allentown, PA 18103	Vice President	None
James E. Gunter 603 Withers Circle Wilmington, DE 19810	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
Kevin J. Healy(2)	Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy G. Hetson(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch 37 Hollow Road Stonybrook, NY 11790	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Vice President & Assistant Secretary	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Shonda Rae Jaquez(2)	Vice President	None
Robin Jennings(2)	Assistant Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson 8588 Colonial Drive Lone Tree, CO 80124	Senior Vice President	None
Scott Kelley(1)	Vice President	None
Richard Keri (2)	Senior Vice President	None
Brian Kiley(2)	Vice President	None
Richard Klein 4820 Fremont Avenue South Minneapolis, MN 55419	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia 10258 S. Dowling Way Highlands Ranch, CO 80126	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman 27 Tappan Ave., Unit West Sleepy Hollow, NY 10591	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar 1401 North Taft Street, Apt. 726 Arlington, VA 22201	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik 546 Idylberry Road San Rafael, CA 94903	Vice President	None
Joseph Marich(2)	Vice President	None
Steven C. Manns 1627 N. Hermitage Avenue Chicago, IL 60622	Vice President	None
Todd A. Marion 24 Midland Avenue Cold Spring Harbor, NY 11724	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough 533 Valley Road New Canaan, CT 06840	President and Director	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan 9510 190th Place SW Edmonds, WA 98020	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina 3009 Irving Street Denver, CO 80211	Vice President	None
Toller Miller(1)	Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Jason Morris(2)	Assistant Vice President	None
Amy Mosser(1)	Assistant Vice President	None
Robert Moser 9650 East Aspen Hill Circle Lone Tree, CO 80124	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray 32 Carolin Road Upper Montclair, NJ 07043	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
John S. Napier 17 Hillcrest Ave. Darien, CT 06820	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Christopher Nicholson(2)	Vice President	None
Chad Noel(2)	Vice President	None
Peter Novak(2)	Vice President	None
Timothy O’Connell(2)	Vice President	None
Alan Panzer 6755 Ridge Mill Lane Atlanta, GA 30328	Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Brian C. Perkes 6 Lawton Ct. Frisco, TX 75034	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director	None
Andrew Phillips(1)	Assistant Vice President	None
Megan Pigott(2)	Assistant Vice President	None
Cheryl Pipia(2)	Senior Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel(2)	Vice President	None
Minnie Ra 100 Dolores Street, #203 Carmel, CA 93923	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Dustin Raring 27 Blakemore Drive Ladera Ranch, CA 92797	Vice President	None
Richard E. Rath 46 Mt. Vernon Ave. Alexandria, VA 22301	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche 7070 Bramshill Circle Bainbridge, OH 44023	Vice President	None
Michael Rock(2)	Vice President	None
Stacy Roode(1)	Vice President	None
Thomas Sabow 6617 Southcrest Drive Edina, MN 55435	Vice President	None
Mark Santero(2)	Senior Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders 2251 Chantilly Ave. Winter Park, FL 32789	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Thomas Schmitt 40 Rockcrest Rd Manhasset, NY 11030	Vice President	None
William Schories 3 Hill Street Hazlet, NJ 07730	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Kenneth Shell(1)	Vice President	None
Debbie A. Simon 55 E. Erie St., #4404 Chicago, IL 60611	Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer 2353 W 118th Terrace Leawood, KS 66211	Vice President	None
John A. Spensley 375 Mallard Court Carmel, IN 46032	Vice President	None
Michael Staples 4255 Jefferson St Apt 328 Kansas City, MO 64111	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein 8 Longwood Rd. Voorhees, NJ 08043	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Robert Stidham	Vice President	None
Brian C. Summe 2479 Legends Way Crestview Hills, KY 41017	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney 5 Smokehouse Lane Hummelstown, PA 17036	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
David G. Thomas 16628 Elk Run Court Leesburg, VA 20176	Vice President	None
Luz Touma(2)	Vice President	None
Cenk Toroslu(1)	Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
Richard Walsh(2)	Vice President	None
Vincent Vermette(2)	Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner 4905 W. San Nicholas Street Tampa, FL 33629	Vice President	None
Donn Weise 3249 Earlmar Drive Los Angeles, CA 90064	Vice President	None
Chris G. Werner 98 Crown Point Place Castle Rock, CO 80108	Vice President	None
Jason Widener(2)	Vice President	None
Ryan Wilde(1)	Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak 18808 Bravata Court San Diego, CA 92128	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None
(1)   6803 South Tucson Way, Centennial, CO 80112-3924
(2)   Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)   350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, are maintained at the offices of UMB Fund Services, Inc., 803 W. Michigan St., Milwaukee, WI 53233.

Item 34. Management Services.

      Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 27th day of June, 2013.

OPPENHEIMER STEELPATH MLP FUNDS TRUST

By:   William F. Glavin, Jr.*
---------------------------------------
William F. Glavin, Jr., President,
Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
William F. Glavin, Jr.*	President, Principal	June 27, 2013
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	June 27, 2013
Brian W. Wixted	Financial and Accounting Officer

Sam Freedman*	Chairman of the Board of Trustees	June 27, 2013
Sam Freedman

Edward L. Cameron*	Trustee	June 27, 2013
Edward L. Cameron

Jon S. Fossel*	Trustee	June 27, 2013
Jon S. Fossel

Richard F. Grabish*	Trustee	June 27, 2013
Richard F. Grabish

Beverly L. Hamilton*	Trustee	June 27, 2013
Beverly L. Hamilton

Victoria J. Herget*	Trustee	June 27, 2013
Victoria J. Herget

Robert J. Malone*	Trustee	June 27, 2013
Robert J. Malone

F. William Marshall, Jr.*	Trustee	June 27, 2013
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	June 27, 2013
Karen L. Stuckey

James D. Vaughn*	Trustee	June 27, 2013
James D. Vaughn

*By:           /s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

Mr. Lindauer signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 11 to the Registration Statement and incorporated herein by reference.

Exhibit Index

(a)(3)	Amended and Restated Agreement and Declaration of Trust.

(h)(3)	Expense Limitation and Reimbursement Agreement.

(i)(2)	Opinion and Consent of K&L Gates LLP for Class I Shares of the Funds.

(j)	Consent of Independent Registered Public Accounting Firm.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3.

(p)	Code of Ethics of the Oppenheimer Funds, OppenheimerFunds, Inc. (including affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc.